                             TMK/UNITED FUNDS, INC.

                               6300 Lamar Avenue

                                P. O. Box 29217

                      Shawnee Mission, Kansas  66201-9217

                                 (913) 236-2000

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                                November 1, 1995

                                   PROSPECTUS

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     TMK/United Funds, Inc. (the "Fund") is a diversified, open-end management investment company commonly known as a mutual fund, with ten separate Portfolios each with separate goals and investment policies. The investment goals and policies of the Portfolios, which may be changed by the Directors of the Fund without a vote of the shareholders, are generally as follows:

                             Money Market Portfolio

     Maximum current income consistent with stability of principal by investing in money market securities.

                                 Bond Portfolio

     Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

                             High Income Portfolio

     Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk fixed income securities but with the ability to invest not more than 20% of assets in common stocks.

                                Growth Portfolio

     Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

                                Income Portfolio

     Maintenance of current income, subject to market conditions, by investing primarily in common stocks or securities convertible into common stocks.

                            International Portfolio

     Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

                              Small Cap Portfolio

     Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

                               Balanced Portfolio


     Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

                          Limited-Term Bond Portfolio

     High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Portfolio will maintain a dollar-weighted average maturity of two to five years.

                            Asset Strategy Portfolio

     High total return with reduced risk over the long term through investments in stocks, bonds and short-term instruments.

     This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity policies offered by Participating Insurance Companies. Additional information about the Fund has been filed with the Securities and Exchange Commission and is contained in the Statement of Additional Information (the "SAI") dated November 1, 1995. You may obtain a copy of the SAI free of charge by request to the Fund or its Distributor, Waddell & Reed, Inc., at the address or telephone number shown above or from United Investors Life Insurance Company, Variable Products Division, P.O. Box 156, Birmingham, Alabama 35201-0156. The SAI is incorporated by reference into this Prospectus and you will not be aware of all facts unless you read both this Prospectus and the SAI.

     An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     THE HIGH INCOME PORTFOLIO MAY INVEST UP TO ALL OF ITS ASSETS IN BONDS ISSUED BY DOMESTIC OR FOREIGN ISSUERS RATED BELOW INVESTMENT GRADE, COMMONLY KNOWN AS "JUNK BONDS," WHICH ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS" INCLUDED IN THIS PROSPECTUS FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH NON-INVESTMENT GRADE DEBT SECURITIES. SEE APPENDIX A FOR A DISCUSSION OF BOND RATINGS.

                  Retain This Prospectus For Future Reference.

SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A FUNDING OR INVESTMENT VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY POLICIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information appearing in the body of the Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

The Portfolios:     This Prospectus describes ten separate portfolios (each a
                    "Portfolio" and collectively, the "Portfolios") of an open-end, management investment company with different goals and investment policies. Each of the Portfolios is a diversified portfolio. Shares of the Fund are being marketed exclusively as a funding or investment vehicle for life insurance companies writing various types of variable life insurance policies and variable annuity policies.

Investment Goals and Policies:

     Money Market Portfolio: Maximum current income consistent with stability of principal by investing in money market securities.

     Bond Portfolio: Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

     High Income Portfolio: Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk fixed income securities but with the ability to invest not more than 20% of its assets in common stocks.

     Growth Portfolio: Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

     Income Portfolio: Maintenance of current income, subject to market conditions, by investing primarily in common stocks or securities convertible into common stocks.

     International Portfolio: Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

     Small Cap Portfolio: Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

     Balanced Portfolio: Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

     Limited-Term Bond Portfolio: High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including U.S. Government Securities. The Portfolio will maintain a dollar-weighted average maturity of its portfolio of two to five years.

     Asset Strategy Portfolio: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

     There can be no assurance that a Portfolio will be successful in meeting its investment goal. For a further description of the ten Portfolios, their investment techniques and certain risks which may be associated with investments in repurchase agreements, the securities of foreign issuers, non-investment grade debt securities, options and futures contracts, and with other investment techniques, see "Investment Policies Common to the Ten Portfolios."

Investment Manager: Waddell & Reed Investment Management Company, a wholly-owned subsidiary of Waddell & Reed, Inc., acts as investment manager for each Portfolio. See "Management."

Distributor:        Waddell & Reed, Inc. acts as principal distributor and
                    underwriter for the Fund.  See "Management."

Purchases:          The Fund is the funding or investment vehicle for variable life insurance policies and variable annuity policies offered by the separate accounts of certain life insurance companies. As of the date of this Prospectus, the only participating insurance company is United Investors Life
                    Insurance Company. Individual policyowners are not direct shareholders of the Fund. The participating insurance companies and their separate accounts are the actual shareholders. The separate accounts of the participating insurance companies place orders to purchase shares of each Portfolio. Shares of a Portfolio are sold at their net asset value and a sales charge is not incurred upon the purchase of shares of a Portfolio. See "Purchases and Redemptions" and "The Fund."

Redemptions:        The separate accounts of the participating insurance
                    companies place orders to redeem shares of each Portfolio.
                    Redemptions are made at net asset value. See "Purchases and Redemptions."

Dividends:          Dividends are ordinarily declared and paid annually, except by the Money Market Portfolio which is declared and paid daily.

                    Dividends and other distributions are paid in additional full and fractional shares of the paying Portfolio. See "Dividends and Distributions."

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                              THE GROWTH PORTFOLIO

                     For the six
                    months ended                                    For the fiscal year ended December 31,
                        June 30,     -------------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----        ----
                        (Unaudited)
Net asset value,
  beginning of
  period ...........     $5.8986     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.0466      0.1211      0.0537      0.1013      0.1229      0.1661      0.1611      0.1539      0.0523
  Net realized and
    unrealized gain
    (loss) on
    investments ....      0.9882      0.0268      0.8087      1.0653      1.6636     (0.4546)     1.2150      0.4944     (0.2154)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......      1.0348      0.1479      0.8624      1.1666      1.7865     (0.2885)     1.3761      0.6483     (0.1631)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income ..........    (0.0000)    (0.1211)    (0.0537)    (0.1013)    (0.1229)    (0.1661)    (0.1611)    (0.1539)    (0.0523)
  Distribution from
    capital gains ...    (0.0000)    (0.3244)    (0.7569)    (0.5121)    (1.0142)    (0.0000)    (0.7962)    (0.2953)    (0.0000)
  Distribution in
    excess of capital
    gains ...........    (0.0000)    (0.0000)    (0.0061)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total distributions .    (0.0000)    (0.4455)    (0.8167)    (0.6134)    (1.1371)    (0.1661)    (0.9573)    (0.4492)    (0.0523)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period .....    $6.9334     $5.8986     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return ........    17.54%       2.39%      14.02%      20.84%      36.10%      -5.34%      27.61%      13.55%      -6.86%
Net assets, end of
  period (000
  omitted) ..........   $339,634    $276,737    $220,590    $122,363     $69,044     $37,440     $28,510     $14,521      $5,636
Ratio of expenses
  to average net
  assets ............     0.77%**     0.77%       0.78%       0.80%       0.86%       0.86%       0.85%       0.96%       0.91%
Ratio of net investment
  income to average
  net assets ........     1.52%**     2.07%       1.01%       2.00%       2.43%       3.58%       3.40%       3.79%       4.92%
Portfolio turnover
  rate ..............   234.38%**   277.36%     297.81%     225.87%     316.72%     331.15%     344.71%     278.57%     127.80%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                              THE INCOME PORTFOLIO

                     For the six                 For the fiscal year
                    months ended                  ended December 31,
                        June 30,     -------------------------------------------
                           1995        1994        1993        1992        1991*
                           ----        ----        ----        ----        ----
                      (Unaudited)
Net asset value,
  beginning of
  period ...........    $6.7689     $6.9180     $5.9530     $5.3158     $5.0000
                        -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........     0.0426      0.0702      0.0651      0.0803      0.0633
  Net realized and
    unrealized gain
    (loss) on
    investments ....     1.4241     (0.1490)     0.9650      0.6496      0.3158
                        -------     -------     -------     -------     -------
Total from investment
  operations .......     1.4667     (0.0788)     1.0301      0.7299      0.3791
                        -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income .........    (0.0000)    (0.0703)    (0.0651)    (0.0803)    (0.0633)
  Distribution from
    capital gains ..    (0.0000)    (0.0000)    (0.0000)    (0.0124)    (0.0000)
                        -------     -------     -------     -------     -------
Total distributions     (0.0000)    (0.0703)    (0.0651)    (0.0927)    (0.0633)
                        -------     -------     -------     -------     -------
Net asset value,
  end of period ....    $8.2356     $6.7689     $6.9180     $5.9530     $5.3158
                        =======     =======     =======     =======     =======
Total return .......    21.67%      -1.14%      17.30%      13.78%      17.43%
Net assets, end of
  period (000
  omitted) .........   $284,711    $218,774    $155,092     $65,027     $15,640
Ratio of expenses
  to average net
  assets ...........     0.78%**     0.77%       0.79%       0.85%       0.89%
Ratio of net investment
  income to average
  net assets .......     1.21%**     1.16%       1.36%       1.78%       2.47%
Portfolio turnover
  rate .............    13.78%**    23.32%      18.38%      15.74%       4.41%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                          THE INTERNATIONAL PORTFOLIO

             For the six      For the
            months ended      period
                June 30,      ended
                    1995      12/31/94*
             -----------      ----------
             (Unaudited)
Net asset value,
  beginning of
  period  ..       $4.9926    $5.0000
                   -------    -------
Income from investment
  operations:
  Net investment
     income         0.0740     0.0207
  Net realized and
    unrealized gain (loss)
    on investments  0.2927    (0.0074)
                   -------    -------
Total from investment
  operations        0.3667     0.0133

Less dividends from net
  investment
  income ...       (0.0000)   (0.0207)
                   ------     -------
Net asset value,
  end of period    $5.3593    $4.9926
                   =======    =======
Total return        7.34%      0.26%
Net assets, end of
     period (000
  omitted)         $40,396    $26,020
Ratio of expenses
  to average net
  assets ...        1.05%**    1.26%
Ratio of net investment
  income to average
  net assets        3.44%**    1.37%
Portfolio turnover
  rate  ....       27.66%**   23.23%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                            THE SMALL CAP PORTFOLIO

             For the six      For the
            months ended      period
                June 30,      ended
                    1995      12/31/94*
             -----------      ----------
             (Unaudited)
Net asset value,
  beginning of
  period  ..       $5.9918    $5.0000
                   -------    -------
Income from investment
  operations:
  Net investment
     income         0.0600     0.0376
  Net realized and
     unrealized gain
     on investments 0.8812     1.0086
                   -------    -------
Total from investment
  operations        0.9412     1.0462
                   -------    -------
Less distributions:
  Dividends from net
     investment
     income        (0.0000)   (0.0376)
  Distribution from
     capital gains (0.0000)   (0.0168)
                   -------    -------
Total distributions(0.0000)   (0.0544)
                   -------    -------
Net asset value,
  end of period    $6.9330    $5.9918
                   =======    =======
Total return       15.71%     20.92%
Net assets, end of
  period (000
  omitted)         $34,207    $16,080
Ratio of expenses
  to average net
  assets ...        1.01%**    1.08%
Ratio of net investment
  income to average
  net assets        2.36%**    2.35%
Portfolio turnover
  rate  ....       56.10%**   21.61%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                             THE BALANCED PORTFOLIO

             For the six      For the
            months ended      period
                June 30,      ended
                    1995      12/31/94*
             -----------      ----------
             (Unaudited)
Net asset value,
  beginning of
  period  ..       $4.9359    $5.0000
                   -------    -------
Income from investment
  operations:
  Net investment
     income         0.0732     0.0460
  Net realized and
     unrealized gain (loss)
     on investments 0.5080    (0.0641)
                   -------    -------
Total from investment
  operations        0.5812    (0.0181)
Less dividends from net
  investment
  income  ..       (0.0000)   (0.0460)
                   -------    -------
Net asset value,
  end of period    $5.5171    $4.9359
                   ======     =======
Total return       11.78%     -0.37%
Net assets, end of
  period (000
  omitted)         $15,766    $8,671
Ratio of expenses
  to average net
  assets ...        0.79%**    0.95%
Ratio of net investment
  income to average
  net assets        3.54%**    3.14%
Portfolio turnover
  rate  ....       78.58%**   19.74%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

                (For a share outstanding throughout the period)

                          THE ASSET STRATEGY PORTFOLIO

                 For the
            period ended
           September 30,
                   1995*
             -----------
             (Unaudited)
Net asset value,
  beginning of
  period  ..       $5.0000
                   -------
Income from investment
  operations:
  Net investment
     income         0.0416
  Net realized and
     unrealized gain
     on investments 0.0512
                   -------
Total from investment
  operations        0.0928
                   -------
Net asset value,
  end of period    $5.0928
                   =======
Total return        4.49%
Net assets, end of
  period (000
  omitted)         $2,537
Ratio of expenses
  to average net
  assets ...        0.99%
Ratio of net investment
  income to average
  net assets        4.50%
Portfolio turnover
  rate  ....        0.00%

*The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
 Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                           THE MONEY MARKET PORTFOLIO

                     For the six
                    months ended                                       For the fiscal year ended December 31,
                        June 30,     -------------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----        ----
                       (Unaudited)
Net asset value,
  beginning of
  period ...........     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net investment
  income ...........      0.0273      0.0368      0.0260      0.0324      0.0536      0.0753      0.0852      0.0677      0.0297
Less dividends
  declared .........     (0.0273)    (0.0368)    (0.0260)    (0.0324)    (0.0536)    (0.0753)    (0.0852)    (0.0677)    (0.0297)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return .......      2.76%       3.72%       2.63%       3.29%       5.49%       7.82%       8.91%       7.37%       6.57%
Net assets, end of
  period (000
  omitted) .........     $31,035     $30,812     $26,000     $23,995     $19,797     $16,870     $11,753      $8,711      $5,868
Ratio of expenses
  to average net
  assets ...........      0.65%**     0.65%       0.65%       0.65%       0.76%       0.79%       0.78%       0.94%       0.89%
Ratio of net investment
  income to average
  net assets .......      5.51%**     3.72%       2.61%       3.17%       5.33%       7.52%       8.49%       6.84%       6.81%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                        THE LIMITED-TERM BOND PORTFOLIO

             For the six      For the
            months ended      period
                June 30,      ended
                    1995      12/31/94*
             -----------      ----------
             (Unaudited)
Net asset value,
  beginning of
  period  ..       $4.8611    $5.0000
                   -------    -------
Income from investment
  operations:
  Net investment
     income         0.1450     0.1507
  Net realized and
     unrealized gain (loss)
     on investments 0.2886    (0.1375)
                   -------    -------
Total from investment
  operations        0.4336     0.0132
                   -------    -------
Less distributions:
  Dividends from net
     investment
     income        (0.0000)   (0.1507)
  Distribution from
     capital gains (0.0000)   (0.0014)
                   -------    -------
Total distributions(0.0000)   (0.1521)
                   -------    -------
Net asset value,
  end of period    $5.2947    $4.8611
                   =======    =======
Total return        8.92%      0.26%
Net assets, end of
  period (000
  omitted)         $2,219     $1,645
Ratio of expenses
  to average net
  assets ...        0.83%**    0.93%
Ratio of net investment
  income to average
  net assets        6.37%**    5.89%
Portfolio turnover
  rate  ....        0.00%**   93.83%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth
  Portfolio's inception date is December 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987. The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                               THE BOND PORTFOLIO

                     For the six
                    months ended                                   For the fiscal year ended December 31,
                        June 30,     -------------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----        ----
                      (Unaudited)
Net asset value,
  beginning of
  period ...........     $4.7393     $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.1727      0.3507      0.3334      0.3643      0.3867      0.4025      0.4155      0.4088      0.1861
  Net realized and
    unrealized gain
    (loss) on
    investments ....      0.4143     (0.6652)     0.3046      0.0216      0.3771     (0.0715)     0.1397     (0.0394)    (0.0249)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......      0.5870     (0.3145)     0.6380      0.3859      0.7638      0.3310      0.5552      0.3694      0.1612
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income .........     (0.0000)    (0.3507)    (0.3334)    (0.3643)    (0.3867)    (0.4025)    (0.4155)    (0.4088)    (0.1861)
  Distribution from
    capital gains ..     (0.0000)    (0.0000)    (0.1627)    (0.0251)    (0.0644)    (0.0000)    (0.0000)    (0.0000)    (0.0505)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.0000)    (0.3507)    (0.4961)    (0.3894)    (0.4511)    (0.4025)    (0.4155)    (0.4088)    (0.2366)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $5.3263     $4.7393     $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return .......     12.39%      -5.90%      12.37%       7.67%      16.19%       7.03%      11.82%       7.74%       7.20%
Net assets, end of
  period (000
  omitted) .........     $83,689     $74,017     $81,727     $49,428     $29,112     $16,464     $11,530      $6,465      $2,923
Ratio of expenses
  to average net
  assets ...........      0.62%**     0.62%       0.62%       0.64%       0.72%       0.78%       0.81%       0.96%       0.79%
Ratio of net investment
  income to average
  net assets .......      6.95%**     6.73%       6.01%       6.91%       7.65%       8.05%       8.34%       8.17%       8.96%
Portfolio turnover
  rate .............     64.96%**   135.82%      68.75%      44.32%      52.50%      51.50%      42.83%      29.18%     187.93%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

                             TMK/United Funds, Inc.

                              Financial Highlights

     The following information, with the exception of June 30, 1995, has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                           THE HIGH INCOME PORTFOLIO

                     For the six
                    months ended                             For the fiscal year ended December 31,
                        June 30,     -------------------------------------------------------------------------------------------
                            1995        1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----        ----
                       (Unaudited)
Net asset value,
  beginning of
  period ...........     $4.1118     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.1967      0.4106      0.3899      0.4050      0.4368      0.4346      0.5810      0.5263      0.2425
  Net realized and
    unrealized gain
    (loss) on
    investments ....      0.2225     (0.5255)     0.3487      0.2116      0.6703     (0.7221)    (0.7549)     0.1595     (0.2667)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......      0.4192     (0.1149)     0.7386      0.6166      1.1071     (0.2875)    (0.1739)     0.6858     (0.0242)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from
    net investment
    income .........     (0.0000)    (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5263)    (0.2425)
  Distribution from
    capital gains ..     (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0091)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.0000)    (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5354)    (0.2425)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $4.5310     $4.1118     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
Total return .......     10.20%      -2.55%      17.90%      15.70%      34.19%      -7.44%      -4.19%      15.14%      -0.99%
Net assets, end of
  period (000
  omitted) .........     $80,964     $72,644     $71,265     $41,456     $24,394     $13,868     $15,717     $12,779      $4,521
Ratio of expenses
  to average net
  assets ...........      0.73%**     0.74%       0.75%       0.77%       0.87%       0.90%       0.82%       0.91%       0.79%
Ratio of net investment
  income to average
  net assets .......      9.22%**     9.03%       8.66%       9.48%      11.32%      11.55%      12.54%      10.85%      10.70%
Portfolio turnover
  rate .............     33.82%**    37.86%      54.22%      60.79%      34.00%      12.21%      74.97%      46.75%       7.09%

 *The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December 2, 1986;
  however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through
  December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991.  The International Portfolio, Small
  Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since these
  Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.
  The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995.  Ratios and portfolio turnover rates have been annualized.

**Annualized.

Information regarding the performance of the Portfolios is contained in the Fund's annual report to shareholders which may be obtained without charge by request to the Fund at the address or phone number shown on the cover of this Prospectus.

                                    THE FUND

     The Fund is a series fund consisting of ten Portfolios: the Money Market Portfolio, the Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Limited-Term Bond Portfolio and the Asset Strategy Portfolio. The Fund is the funding or investment vehicle for variable life insurance policies and variable annuity policies (hereinafter collectively referred to as the "Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). As of the date of this Prospectus, the only Participating Insurance Company is United Investors Life Insurance Company. The Policies are described in the accompanying prospectus issued by the Participating Insurance Company. The Fund assumes no responsibility for such prospectus.

     The Fund does not perceive any risks to the Policyowners resulting from the use of the same funding vehicle for both annuity and life insurance policies nor any disadvantages to Policyowners arising from the fact that the interests of annuity and life insurance Policyowners may differ. Nevertheless, the Board of Directors will monitor events in order to identify any material, irreconcilable conflict in the interests of such Policyowners which may arise.

     The individual Policyowners are not direct shareholders of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the actual shareholders. To the extent required by law, Policyowners are entitled to give voting instructions with respect to Fund shares held in the separate accounts of the Participating Insurance Companies.

Performance Information

     From time to time advertisements or information furnished may include performance data. Performance may be shown by presenting one or more performance measurements, including yield, total return and performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio.

Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio

     A Portfolio's total return is its overall change in value for the period shown including the effect of reinvesting dividends and capital gains distributions and any change in the net asset value per share. A cumulative total return reflects the Portfolio's change in value over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the cumulative total return for a stated period if the Portfolio's performance had been constant during each year of that period. Average annual total returns are not actual year-by-year results and investors should realize that total returns will fluctuate. No sales charge is required to be paid by the Participating Insurance Companies for purchase of Portfolio shares. The Fund may also provide non-standardized performance information.

Money Market Portfolio

     The "current yield" of the Money Market Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of the assumed reinvestment.

General

     From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or selected recognized market indicators. Performance information may be quoted numerically or presented in a table, graph or other illustration.

     All performance information included in advertisements or information provided to present or prospective Policyholders is historical in nature and is not intended to represent or guarantee future results. Yield information cannot necessarily be used to compare Portfolio shares with investment alternatives which provide fixed yields, such as bank accounts (which accounts may be insured), or with yields of similar investment companies which may be computed in a different manner. An investment in Portfolio shares is not insured. The value of any Portfolio's shares when redeemed may be more or less than their original cost. See the SAI for total return and yield and methods of computation.

                GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS

     Each of the ten Portfolios has a different goal that it pursues through separate investment policies that are described below. The different goals of the Portfolios and the different investment policies utilized by each Portfolio in attempting to achieve its goal can be expected to affect the degree of market and financial risk to which each Portfolio is subject as well as the return of each Portfolio. There can be no assurance that a Portfolio will achieve its goals; some market risks are inherent in all securities to varying degrees.

     The goals, investment policies and restrictions of each Portfolio may, unless otherwise specifically stated, be changed by the Directors of the Fund without a vote of the shareholders. In addition to the investment policies for each Portfolio discussed below, each Portfolio may engage in certain other investment strategies described under "Investment Policies Common to the Ten Portfolios." Additional information concerning investment policies may be found in the SAI.

The Money Market Portfolio

     The goal of the Money Market Portfolio is maximum current income consistent with stability of principal. The Portfolio seeks to achieve this goal by investing in money market securities such as commercial paper, including variable amount master demand notes, corporate debt obligations, bank obligations of domestic and foreign banks and foreign branches of domestic banks and instruments secured by bank obligations, obligations of the U.S. and Canadian governments or their respective agencies and instrumentalities and repurchase agreements.

     Investments are limited to those that are dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s) or are comparable unrated securities. See Appendix A to this Prospectus for a description of some of these ratings. Investments in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities")) are limited to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except U.S. Government Securities) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. The Portfolio may only invest in securities with a remaining maturity of not more than thirteen months.

     The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although this may not always be possible. It uses the amortized cost method of securities valuation. The Portfolio's income fluctuates with changes in prevailing interest rates and there is no assurance that its goal will be achieved. See the SAI for a discussion of the valuation method.

The Bond Portfolio

     The goal of the Bond Portfolio is to provide current income with an emphasis on preservation of capital. It ordinarily invests at least 65% of its assets in debt securities of varying yields, quality and maturities.

     In selecting debt securities for this Portfolio, the Fund's Manager, Waddell & Reed Investment Management Company (the "Manager"), considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. The Portfolio may not purchase any securities other than debt securities if after such purchase more than 10% of its total assets would be invested in non-debt securities. However, this 10% limit does not include any non-debt securities held as a result of conversion of a debt security or exercise of a warrant. The Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality. See "Risk Factors of High-Yield Investing" for a discussion of the risks associated with non-investment grade debt securities.

     The Portfolio may invest a significant, but varying, percentage of its assets in U.S. Government Securities. See "Investment Policies Common to the Ten Portfolios" for a further discussion of the Portfolio's ability to invest in U.S. Government Securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or cash equivalents. Taking a defensive position might result in a lower yield.

     The Portfolio is actively managed and may have a turnover rate in excess of 200%, which will result in correspondingly high commission expenses and transaction costs and may result in certain tax consequences. In determining what proportion of the Portfolio will be invested in what type and quality of securities the Manager considers what investments will be most effective in achieving the Portfolio's goal. The proportions may vary depending upon the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, the ability to preserve capital and other factors.

     The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments. Market prices of debt securities will increase or decrease depending in large part on changes in prevailing interest rates. If interest rates increase, the value of debt securities is likely to go down; if rates decrease the value may go up. There is no assurance that the goal of the Bond Portfolio will be achieved.

The High Income Portfolio

     The primary goal of the High Income Portfolio is high current income; as a secondary goal it seeks capital growth when consistent with the primary goal. The Portfolio attempts to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities. These include corporate bonds and notes, convertible securities and preferred stocks that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. ("MIS") or BBB or lower by Standard and Poor's Ratings Services ("S&P")), or are unrated securities that are, in the opinion of the Manager, of similar quality to rated bonds in these categories. The Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality. See Appendix A to this Prospectus for a description of bond ratings. See "Risk Factors of High-Yield Investing" for a discussion of the risks associated with non-investment grade debt securities.

     Under normal market conditions at least 65% of the value of the Portfolio's total assets will be invested to seek a high level of current income, which securities may include high-yield, high-risk securities. A portion of the Portfolio's assets may be invested in common stocks; however, the Portfolio will not purchase any common stocks if after such purchase more than 20% of the value of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The Portfolio will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary goals, in which case the common stocks will be dividend-paying, or to achieve its secondary goal, in which case the common stocks may not pay dividends. The Portfolio does not anticipate investing more than 4% of its total assets in non-dividend-paying common stocks.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in (i) higher-rated securities if the Manager believes that the risk of loss of income and principal may be reduced with a relatively small reduction in yield; or (ii) cash or cash equivalents. Taking a defensive position might result in a lower yield.

     The Portfolio may invest in zero coupon securities. Although the Manager does not believe that investing in such securities results in material risks, such investing may jeopardize the Portfolio's ability to meet its goals or meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments.
There is no assurance that the goals of the High Income Portfolio will be achieved. The Portfolio is actively managed and may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

The Growth Portfolio

     The goal of the Growth Portfolio is capital growth with current income as a secondary goal. It seeks to achieve these goals by investing in common stocks or securities convertible into common stocks. The Portfolio is free to invest in a wide range of marketable securities offering the potential for growth.
This enables it to pursue investment values in various sectors of the market.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or fixed income securities or in common stocks chosen for their relative stability rather than for growth potential. Taking a defensive position might result in a lower yield.

     As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality.

     The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the investments held by the Portfolio. There is no assurance that the goals of the Portfolio will be achieved. The Portfolio is actively managed and may have a turnover rate in excess of 200% which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

The Income Portfolio

     The goal of the Income Portfolio is the maintenance of current income, subject to market conditions. It seeks to achieve this goal by investing primarily in common stocks, or securities convertible into common stocks, of companies that have the potential for capital growth or that may be expected to resist market decline. When investment conditions are such that stocks with high yields are less attractive than other common stocks, lower yielding common stocks may be held because of their prospects for appreciation. At other times, the Portfolio may seek to achieve this goal by holding cash or investing in debt securities and preferred stocks when the return on these securities is attractive relative to the return on common stocks. As an operating (i.e., nonfundamental) policy, this Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality.

     The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the investments held by the Portfolio. There is no assurance that the goal of the Portfolio will be achieved. The Portfolio may have a portfolio turnover rate in excess of 100%, which will result in correspondingly greater commission expenses and transaction costs and may result in certain tax consequences.

The International Portfolio

     The primary goal of the International Portfolio is the long-term appreciation of capital. Current income is a secondary goal. The Portfolio seeks to achieve these goals by investing primarily in securities issued by companies or governments of any nation. The securities selected to attempt to achieve the Portfolio's primary goal are those issued by companies that the Manager believes have the potential for long-term growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities. Securities purchased because they may increase in value over the long term will usually be common stocks, securities that may be converted into common stocks or rights for the purchase of common stocks.

     Under unusual market or economic conditions, for temporary defensive purposes, up to all of the Portfolio's assets may be invested in either debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.

     As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality. The Portfolio will not invest more than 5% of its assets, taken at market value at the time of investment, in companies, including predecessors, with less than three years continuous operation. This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to collateralized mortgage obligations ("CMOs"), other mortgage related securities or indexed securities. The Portfolio may buy shares of other investment companies that do not redeem their shares, subject to the conditions stated in the SAI.

     All or a substantial portion of the Portfolio's assets may be invested in foreign securities if, in the opinion of the Manager, doing so might assist in achieving the Portfolio's goal. The Portfolio may purchase restricted foreign securities provided that, after such purchase, not more than 5% of its assets consist of such securities. See "Investment Policies Common to the Ten Portfolios" for a further discussion of the Portfolio's ability to invest in foreign securities.

     The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments.
There is no assurance that the goals of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences. The ability to invest all or a substantial amount of the Portfolio's assets in foreign securities may result in a higher turnover rate and higher costs.

The Small Cap Portfolio

     The goal of the Small Cap Portfolio is to seek the growth of capital. The Portfolio seeks to achieve this goal through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, companies that are relatively new or unseasoned, in their early stages of development or smaller and positioned in new and emerging industries where the opportunity for rapid growth is above average. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in those companies that have market capitalization of up to $500,000,000 as of the company's latest annual report. Subject to such limitations, the Portfolio may occasionally invest in securities of larger companies that are being fundamentally changed and revitalized or have a position that is considered strong relative to the market as a whole or that otherwise offer unusual opportunities for above-average growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities.

     Under unusual market or economic conditions, for temporary defensive purposes, up to all of the assets of the Portfolio may be invested in either debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.

     The Portfolio may buy shares of other investment companies that do not redeem their shares, subject to the conditions stated in the SAI. The Portfolio may purchase foreign securities as described in this Prospectus and the SAI.
The Portfolio will not invest more than 5% of its assets, taken at market value at the time of investment, in companies, including predecessors, with less than three years continuous operation. This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMOs, other mortgage-related securities or indexed securities.

     As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services. The Portfolio may borrow money on an unsecured basis in order to purchase securities. Borrowing for investment increases both investment opportunity and risk. Since substantially all of the Portfolio's assets fluctuate in value, but borrowing obligations are fixed, net asset value per share will tend to correspondingly increase or decrease more when the portfolio assets increase or decrease in value, a factor known as leveraging. The Portfolio may borrow money only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

     The Portfolio is designed for investors who are willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. The Portfolio ordinarily invests in securities whose market price often is subject to rapid and wide fluctuation. In selecting companies, the Manager may look for such characteristics as aggressive or creative management, technological or specialized expertise, new or unique products or services, entry into new or emerging industries and special situations arising out of governmental priorities and programs. Certain risks are associated with securities of companies that are relatively new or unseasoned, in their early stages of development or smaller companies positioned in new or emerging industries where the opportunity for growth is above average, including potential greater volatility in share price due to the less established nature of the companies.

     The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments.
There is no assurance that the goal of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

The Balanced Portfolio

     The primary goal of the Balanced Portfolio is to provide current income to the extent that, in the opinion of the Manager, market and economic conditions permit. Secondarily, the Portfolio seeks long-term appreciation of capital.
The Portfolio usually will purchase securities because of the dividends and interest paid on them and may also purchase securities because they may increase in value. There are three main kinds of securities that the Portfolio may own: debt securities, common stocks and preferred stocks. The Portfolio will ordinarily have at least 25% of its total assets invested in fixed-income senior securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may have up to all of its assets invested in common stock or other securities that are not fixed-income senior securities or both. Taking a defensive position may result in a lower yield.

     As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality. The Portfolio may buy shares of other investment companies which do not redeem their shares, subject to the conditions stated in the SAI.

     The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments.
There is no assurance that the goals of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 100%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

The Limited-Term Bond Portfolio

     The goal of the Limited-Term Bond Portfolio is to provide a high level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade (subject to the policy regarding non-investment grade securities described below), including U.S. Government Securities. "Limited-Term" means that the Portfolio will maintain a dollar-weighted average maturity of its portfolio of not less than two years and not more than five years. The maturity of CMOs and other asset-backed securities will be deemed to be the estimated average life of such securities, as determined in accordance with certain prescribed models or formulas, such as those provided by the Public Securities Association. The maturity of other debt securities will be deemed to be the earlier of the call date or the maturity date, whichever is appropriate. The debt securities, other than U.S. Government Securities, in which the Portfolio may invest include, without limitation, corporate bonds, medium-term notes, asset-backed securities (such as mortgage-backed securities) and other financial obligations which are commonly considered debt, all of which securities will be denominated in U.S. dollars. At least 65% of the Portfolio's total assets during normal market conditions will be invested in debt securities. The Portfolio intends to invest a significant percentage of its net assets in CMOs. Subject to the Portfolio's other policies, the two main kinds of securities that the Portfolio may own are common stocks and debt securities. It may also own convertible securities, including convertible preferred stock in certain circumstances.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may, with respect to up to all of its assets: (i) shorten the average maturity of the Portfolio's portfolio; (ii) hold cash or cash equivalents; (iii) emphasize debt securities of a higher quality than those the Portfolio would ordinarily hold; or (iv) invest in convertible preferred stock. Taking a defensive position may result in a lower yield.

     As an operating (i.e., nonfundamental) policy, the Portfolio does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its assets would consist of such investments. Subject to this limitation, the Portfolio may invest in debt securities rated in any rating category of the established ratings services and unrated securities judged by the Manager to be of equivalent quality. The Portfolio will not invest more than 5% of its assets, taken at market value at the time of investment, in companies, including predecessors, with less than three years continuous operation. This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMOs, other mortgage-related securities or indexed securities.

     The Portfolio's income will vary and the net asset value of its shares will increase or decrease with changes in the market prices of its investments.
There is no assurance that the goal of the Portfolio will be achieved. The Portfolio may have a turnover rate in excess of 300%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

The Asset Strategy Portfolio

     The goal of the Asset Strategy Portfolio is high total return with reduced risk over the long term. The Portfolio seeks to achieve this goal by allocating its assets among stocks, bonds, and short-term instruments.

     Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments generally fluctuates based on changes in interest rates and in the credit quality of the issuer.

     The Manager regularly reviews Asset Strategy Portfolio's allocation of assets and makes changes to favor investments that it believes provide the most favorable outlook for achieving the Portfolio's goal. Although the Manager uses its expertise and resources in choosing investments and allocating assets, the Manager's decisions may not always be advantageous to the Portfolio.

     The Portfolio allocates its assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income instruments with maturities of more than three years (including adjustable rate preferred stocks). The short-term class includes all types of short-term instruments with remaining maturities of three years or less. Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

     The Manager has the ability to allocate the Portfolio's assets within specified ranges. The Portfolio's mix indicates the benchmark for its combination of investments in each class over time. The Manager may change the mix within the specified ranges from time to time. The range and approximate percentage of the mix for each asset class are shown below. Some types of investments, such as indexed securities, can fall into more than one asset class.

     Mix                 Range
     -------------       ------
     Stock class         10-60%
     40%
     Bond class          20-60%
     40%
     Short-term class     0-70%
     20%

     The Portfolio's approach spreads the Portfolio's assets among all three classes, attempting to moderate the risk potential of stocks, bonds, and short-term instruments. In pursuit of the Portfolio's goal, the Manager will not try to pinpoint the precise moment when a major reallocation should be made. Asset shifts among classes may be made gradually over time. Under normal circumstances, a single reallocation will not involve more than 10% of the Portfolio's total assets.

     The Portfolio may not invest more than 35% of its assets in lower-quality debt securities (those rated below BBB by S&P or Baa by MIS and unrated securities judged by the Manager to be of equivalent quality). However, the Portfolio does not currently intend to invest more than 20% of its total assets in securities rated below investment-grade or judged by the Manager to be of equivalent quality. Subject to these limitations, the Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality. See "Risk Factors of High-Yield Investing" for a discussion of the risks associated with non-investment grade debt securities. The Portfolio does not currently intend to invest in money-market instruments rated below A-1 by S&P or Prime 1 by MIS, or judged by the Manager to be of equivalent quality. The Portfolio may invest in preferred stock rated in any rating category by an established rating service and unrated preferred stock judged by the Manager to be of equivalent quality.

     The Portfolio may invest in zero coupon bonds. Although the Manager does not believe that investing in such securities results in material risks, such investing may jeopardize the Portfolio's ability to meet its investment goals or meet the requirements of Subchapter M of the Code.

     The Portfolio may borrow from banks. As a fundamental policy, the Portfolio may borrow only for emergency or extraordinary purposes, but not in an amount exceeding 33 1/3% of its total assets. The Portfolio may not invest more than 5% of its assets taken at market value at the time of investment in companies, including predecessors, with less than three years continuous operation. This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMOs, other mortgage-related securities or indexed securities. The Portfolio may buy shares of other investment companies that do not redeem their shares, subject to certain conditions explained in the SAI.

     The Manager normally invests the Portfolio's assets according to its investment strategy; however, as a temporary defensive measure at times when the Manager believes that stocks, bonds and certain short-term instruments do not offer a good investment opportunity, it may temporarily invest up to all of the Portfolio's assets in money market instruments rated A-1 by S&P or Prime 1 by MIS, or unrated securities judged by the Manager to be of equivalent quality.

     The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the investments held by the Portfolio. There is no assurance that the goals of the Portfolio will be achieved. The Asset Strategy Portfolio cannot precisely predict what its portfolio turnover rates will be; however, it is anticipated that the annual turnover rate for the common stock portion of its portfolio will not exceed 200% and the annual turnover rate for the other portion of its portfolio will not exceed 200%. Higher turnover rates result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences.

     The Asset Strategy Portfolio diversifies across investment types more than most mutual funds. No one mutual fund, however, can provide an appropriate balanced investment plan for all investors.

Investment Policies Common to the Ten Portfolios

     Except as otherwise noted, the investment policies described below are applicable to each of the ten Portfolios.

Repurchase Agreements

     A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller of that security agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate for the period of the agreement. A Portfolio may enter into repurchase agreements as a means of increasing income. The primary risk is that the Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio.
Repurchase agreements are entered into only with those issuers approved on the basis of criteria established by the Board of Directors. Each of the Portfolios may purchase securities subject to repurchase agreements subject to its limitation on investment in illiquid securities, which include repurchase agreements not terminable within seven days.

Options, Futures and Other Strategies

     As described below, certain of the Portfolios may use certain swaps, options, futures contracts, forward currency contracts and indexed securities to attempt to enhance income or yield or may attempt to reduce the overall risk of their investments by using certain options, futures contracts, forward currency contracts, swaps, caps, collars and floors and certain other strategies described herein. The strategies described below may be used in an attempt to manage the risks of a Portfolio's investments that can affect fluctuation in its net asset value.

     The Asset Strategy Portfolio may also use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into forward currency contracts or swap agreements, and purchasing indexed securities.

     A Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy that is used will succeed. The risks associated with such strategies are described below. Also see the SAI for more information on these strategies and risk considerations relating thereto.

     Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

     The Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may each write (sell) covered call options on securities on up to 25% of its assets. The International Portfolio may write (sell) covered call options on securities on no more than 10% of its total assets. "Covered" means that the Portfolio owns the securities subject to the call or has the right to acquire them without additional payment. Each of these Portfolios may purchase a call option on a security only to close its position in a call it has written. Calls written by these Portfolios must be listed on a domestic securities exchange; however, the Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may write over-the-counter ("OTC") calls on U.S. Government Securities. Writing calls may increase each of these Portfolio's turnover rates and result in higher brokerage commissions.

     The Small Cap Portfolio and Balanced Portfolio may each write (sell) covered call options on securities on not more than 25% of its total assets and may each purchase calls and write and purchase puts on securities in which the Portfolio may invest. Calls written by these Portfolios must be listed on a domestic securities exchange. Each of these Portfolios may only purchase or sell options on securities issued by the Options Clearing Corporation (the "OCC"), except that each may write OTC put options and purchase OTC put and call options on U.S. Government Securities and may purchase optional delivery standby commitments.

     The Limited-Term Bond Portfolio may write (sell) and purchase listed and OTC options on domestic debt securities, which securities include, without limitation, U.S. Government Securities ("Domestic Debt Securities"). The Limited-Term Bond Portfolio may not write call options having aggregate exercise prices greater than 25% of its net assets.

     Each Portfolio (other than the Money Market Portfolio) may write options on securities for the purpose of increasing income in the form of premiums paid by the purchaser of the options. While writing covered calls may result in the realization of income, the Portfolio will lose the opportunity to profit from an increase in the price of the security subject to the call over the exercise price. When one of these Portfolios (other than the Asset Strategy Portfolio) writes a put, it will maintain designated cash or readily marketable assets adequate to purchase the related investments should the put be exercised. In writing puts, the Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price at which the Portfolio is obligated to purchase the security.

     The Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio may each purchase calls to take advantage of an expected rise in the market value of securities and to close positions in calls it has written. Each may purchase puts on related investments it owns ("protective puts") or on related investments it does not own ("nonprotective puts"). Buying a protective put permits the Portfolio to protect itself during the put period against a decline in the value of the related investments below the exercise price by selling them through the exercise of the put. Buying a nonprotective put permits the Portfolio, if the market price of the related investments is below the put price during the put period, either to resell the put or to buy the related investments and sell them at the exercise price. Each of these Portfolios may also purchase puts to close positions in puts it has written. If an option purchased by a Portfolio is not exercised or sold, it will become worthless at its expiration date and the Portfolio will lose the amount of the premium it paid.

     Each of the Small Cap Portfolio and Balanced Portfolio may also write
(sell) and purchase listed options on stock indices that are not limited to stocks of any industry or group of industries ("broadly-based stock indices"). Each may write options on broadly-based stock indices to generate income. Each may purchase calls on broadly-based stock indices to hedge against an anticipated increase in the price of securities it wishes to acquire and may purchase puts on broadly-based stock indices to hedge against an anticipated decline in the market value of its portfolio securities. Because stock index options are settled in cash, a Portfolio cannot provide in advance for its potential settlement obligations on a call it has written on a stock index by holding the underlying securities. Each Portfolio bears the risk that the value of the securities it holds will vary from the value of the index.

     There is no limitation on the types of options that the Asset Strategy Portfolio may purchase and sell. See the SAI for the limitations on the Asset Strategy Portfolio's use of options.

     Options offer large amounts of leverage, which will result in a Portfolio's net asset value being more sensitive to changes in the value of the related investment. There is no assurance that a liquid secondary market will exist for exchange-listed options. The market for options that are not listed on an exchange may be less active than the market for exchange-listed options. A Portfolio will be able to close a position in an option it has written only if there is a market for the put or call. If a Portfolio is not able to enter into a closing transaction on an option it has written, it will be required to maintain the securities, or cash in the case of an option on an index, subject to the call or the collateral underlying the put until a closing transaction can be entered into or the option expires. Because index options are settled in cash, a Portfolio cannot provide in advance for its potential settlement obligations on a call it has written on an index by holding the underlying securities. The Portfolio bears the risk that the value of the securities it holds will vary from the value of the index. Option transactions may increase the portfolio turnover rate creating greater commission expenses, transaction costs and tax consequences.

     Futures Contracts and Options on Futures Contracts. When a Portfolio purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. When a Portfolio sells a futures contract it incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     When a Portfolio writes an option on a futures contract it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If a Portfolio has written a call, it assumes a short futures position. If it has written a put, it assumes a long futures position. When a Portfolio purchases an option on a futures contract, it acquires a right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

     Each of the Small Cap Portfolio and Balanced Portfolio may buy and sell futures contracts on debt securities ("Debt Futures"), futures contracts on broadly-based stock indices ("Stock Index Futures"), and options on Debt Futures and Stock Index Futures. The Limited-Term Bond Portfolio may buy and sell futures on Domestic Debt Securities ("Domestic Debt Futures") and options on Domestic Debt Futures. Each of these Portfolios may purchase or sell futures contracts and options thereon for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Manager anticipates it may wish to include in the Portfolio's portfolio. Each of these Portfolios may write options on futures contracts to increase income.

     The Limited-Term Bond Portfolio may not purchase or sell options on securities, futures contracts or options on futures contracts if the aggregate value of such options and futures held by that Portfolio would exceed 25% of its assets.

     Neither the Small Cap Portfolio nor the Balanced Portfolio may purchase options on securities or futures contracts if the aggregate value of the premiums paid (adjusted for the portion of any premium attributable to the difference between the "strike price" of the option and the market price of the underlying security or futures contract at the time of purchase) exceeds 20% of the Portfolio's total assets. The aggregate amount of the obligations underlying put options on securities or futures contracts written by each of the Small Cap Portfolio and Balanced Portfolio may not exceed 25% of its net assets computed at the time of sale.

     See the SAI for the limitations on the Asset Strategy Portfolio's use of futures contracts and options on futures contracts.

     Forward Currency Exchange Contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date at a fixed price. The International Portfolio may enter into forward currency contracts, provided that it does not thereafter have more than 15% of the value of its assets committed to the consummation of all such contracts; however, it will not enter into forward currency contracts or maintain a net exposure to such forward currency contracts where the consummation of the forward currency contracts would obligate the International Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. The International Portfolio enters into forward currency contracts to attempt to protect against losses that may result from changes in the value of currencies but at the same time forward currency contracts tend to limit any potential gain that might result from currency changes.

     The Asset Strategy Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. For example, when the Manager anticipates purchasing or selling a security, the Portfolio may enter into a forward currency contract in order to set the exchange rate at which the transaction will be made. The Asset Strategy Portfolio also may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Portfolio's securities positions denominated in such currency. The Asset Strategy Portfolio may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Manager anticipates that there will be a correlation between the two currencies.

     The Asset Strategy Portfolio may also use forward currency contracts to shift the Portfolio's exposure to foreign currency exchange rate changes from one foreign currency to another. For example, if the Portfolio owns securities denominated in a foreign currency and the Manager believes that currency will decline relative to another currency, it might enter into a forward contract to sell the appropriate amount of the first foreign currency with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Asset Strategy Portfolio may also purchase forward currency contracts to enhance income when the Manager anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities.

     The Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in forward currency contracts.

     The Asset Strategy Portfolio may purchase and sell foreign currency and invest in foreign currency deposits. The other Portfolios (other than the Money Market Portfolio and the Limited-Term Bond Portfolio) may briefly hold foreign currencies in connection with the purchase or sale of foreign securities. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

     Successful use of forward currency contracts will depend on the Manager's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as the Manager anticipates. There is no assurance that the Manager's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

     See the SAI for further information about these instruments and their risks.

     Swaps, Caps and Floors. The Limited-Term Bond Portfolio may enter into interest rate swap transactions, and purchase or sell interest rate caps and floors, with respect to domestic interest rates. These transactions may only be entered into for hedging purposes. The Limited-Term Bond Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Limited-Term Bond Portfolio anticipates purchasing at a later date.

     The Asset Strategy Portfolio is not limited in the type of swap, cap, collar or floor it may enter into as long as the Manager determines it is consistent with the Portfolio's goal and investment policies. Depending on how they are used, the swap, cap, collar and floor agreements used by the Asset Strategy Portfolio may increase or decrease the overall volatility of its investments and its share price and yield. The most significant factor in the performance of these agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Portfolio.

     Swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. An interest rate collar combines elements of buying a cap and selling a floor.

     A Portfolio usually will enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If, however, an agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. The creditworthiness of firms with which a Portfolio enters into swaps, caps, collars or floors will be monitored by the Manager in accordance with procedures adopted by the Board of Directors. If a firm's creditworthiness declines, the value of an agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

     The Portfolios understand that the position of the staff of the Securities and Exchange Commission is that assets involved in such transactions are illiquid securities and are, therefore, subject to the limitations on investment in illiquid securities as described in the SAI.

     See the SAI for further information about these instruments and their risks.

     Indexed Securities. Each Portfolio (other than the Growth Portfolio) may purchase and sell indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Money Market Portfolio may, however, only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. The Limited-Term Bond Portfolio may, however, only invest in deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks of varying maturities) to the extent that the principal of such deposits is insured by the Federal Deposit Insurance Corporation ("Insured Deposits"). The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.

Mortgage-Backed and Asset-Backed Securities

     Mortgage-backed and asset-backed securities may include pools of consumer loans or mortgages, such as CMOs and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. The Portfolios (other than the Money Market Portfolio and the Growth Portfolio) may invest in mortgage-backed securities as long as the Manager determines that it is consistent with the Portfolio's goal and investment policies. The Limited-Term Bond Portfolio and the Asset Strategy Portfolio may invest in asset-backed securities. The Asset Strategy Portfolio does not currently intend to invest more than 40% of its total assets in mortgage-backed securities and does not currently intend to invest in any non-mortgage asset-backed securities.

     The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage-backed and asset-backed securities and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by a Portfolio at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     Timely payment of principal and interest on pass-through securities of the Government National Mortgage Association (but not the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association) is guaranteed by the full faith and credit of the United States Government. This is not a guarantee against market decline of the value of these securities or shares of a Portfolio. It is possible that the availability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

Stripped Securities

     Stripped securities are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The Portfolios may invest in stripped securities as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies. The Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in stripped securities.

Risks of Derivatives Instruments

     The use of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, collars, floors and the investment in mortgage-backed securities, stripped securities and indexed securities involve special risks, including (i) possible imperfect or no correlation between price movements of the portfolio investments (held or intended to be purchased) involved in the transaction and price movements of the instruments involved in the transaction; (ii) possible lack of a liquid secondary market for any particular instrument at a particular time; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market price movements; (v) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in investments involved in the transaction; (vi) incorrect forecasts by the Manager concerning interest or currency exchange rates or direction of price fluctuations of the investment involved in the transaction, which may result in the strategy being ineffective;
(vii) loss of premiums paid by a Portfolio on options it purchases; and (viii) the possible inability of a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of a Portfolio to close out or liquidate its position.

     For a hedging strategy to be completely effective, the price change of the hedging instrument must equal the price change of the investment being hedged. The risk of imperfect correlation of these price changes increases as the composition of the Portfolios' respective portfolios diverges from instruments underlying a hedging instrument. Such equal price changes are not always possible because the investment underlying the hedging instruments may not be the same investment that is being hedged. The Manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation.

     The Manager may use derivative instruments, including securities with embedded derivatives, for hedging purposes to adjust the risk characteristics of a Portfolio's portfolio of investments and may use some of these instruments to adjust the return characteristics of a Portfolio's portfolio of investments.
The use of derivative techniques for speculative purposes can increase investment risk. If the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that a Portfolio has entered into.

     The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest, foreign currency or stock market trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest or foreign exchange rate movements or stock market movements or the time span within which the movements take place.

     Options and futures transactions may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transactions costs and may result in certain tax consequences. See the SAI for further information regarding these and other risks.

     The Portfolios may also invest in derivative mortgage-backed securities. These securities are subject to significant market risks. See "Mortgage-Backed and Asset-Backed Securities."

     New financial products and risk management techniques continue to be developed. Each Portfolio may use these instruments and techniques to the extent consistent with its investment goal and regulatory requirements applicable to investment companies.

Foreign Securities

     The Money Market Portfolio may invest up to 10% of its total assets in Canadian Government obligations and may also invest in foreign bank obligations and obligations of foreign branches of domestic banks, subject to the diversification requirements applicable to the Money Market Portfolio. The Money Market Portfolio will not invest more than 25% of its assets in a combination of Canadian Government obligations and foreign bank obligations, both of which must be denominated in U.S. dollars.

     The International Portfolio normally invests at least 80% of its assets in foreign securities. It may not purchase a particular foreign security if as a result more than 75% of its assets would be invested in issuers of that foreign country. For defensive purposes, the Portfolio may at times temporarily invest completely or substantially in U.S. securities. Under normal market conditions, the International Portfolio intends to have at least 65% of its assets invested in issuers of at least three different countries outside of the U.S. The International Portfolio will not invest more than 25% of its assets in securities issued by the government of any one foreign country.

     The Balanced Portfolio may purchase an unlimited amount of foreign securities. Normally, however, less than 10% of this Portfolio's total assets will consist of foreign securities. This percentage might increase in the event the Manager believed that, in light of U.S. economic conditions, there were increased investment opportunities in foreign securities.

     Under normal conditions, the Asset Strategy Portfolio intends to limit its investments in foreign securities to no more than 50% of its total assets. The Asset Strategy Portfolio currently intends to limit its investments in obligations of any single foreign government to less than 25% of its total assets.

     The other Portfolios, except the Limited-Term Bond Portfolio, may invest up to 20% of their respective total assets in securities of foreign issuers. The Limited-Term Bond Portfolio may not invest in foreign securities.

     Investments in foreign securities may involve a higher degree of risk than U.S. securities because of the absence of uniform accounting, auditing and financial standards, less government regulation, changes in currency rates and in exchange regulations, political instability, limited publicly available information, less liquidity and the difficulty of obtaining and enforcing a judgment against a foreign issuer. These considerations generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. See the SAI for further information regarding the types of and risks associated with foreign securities in which the Portfolios may invest.

U.S. Government Securities

     Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities and other securities that differ as to interest rates, maturities and dates of issuance. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. A Portfolio (other than the Asset Strategy Portfolio) will invest in securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk is acceptable. Mortgage-backed securities include pass-through securities, participation certificates and CMOs. See "Mortgage-Backed and Asset-Backed Securities."

Zero Coupon Bonds

     Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

Direct Debt

     The Asset Strategy Portfolio may invest in direct debt instruments. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities.

     Investments in direct debt instruments may entail less legal protection for the Asset Strategy Portfolio. Certain types of direct indebtedness purchased by the Portfolio, such as letters of credit, revolving credit facilities, or other standby financing commitments, obligate the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Other types of direct debt instruments, such as loans through direct assignment of a financial institution's interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Convertible Securities

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in the corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

     The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, a Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

Preferred Stock

     Preferred stock is also rated by S&P and MIS, as described in Appendix A to this Prospectus. Preferred stock rated AAA, AA, A or BBB by S&P or aaa, aa, a or baa by MIS is considered to be of investment grade. Preferred stock rated BB or lower by S&P or ba or lower by MIS is considered to have speculative characteristics. The Portfolios (other than the Money Market Portfolio) may invest in preferred stock rated in any rating category by an established rating service and unrated preferred stock judged by the Manager to be of equivalent quality.

Certain Other Securities

     The debt securities in which the Portfolios (other than the Money Market Portfolio) may invest may include certain instruments whose performance is linked to a specified equity security or securities index. The preferred stock in which the Portfolios (other than the Money Market Portfolio) may invest may include certain preferred stock that converts to common stock either automatically after a specified period of time or at the option of the issuer.

When-Issued and Delayed-Delivery Transactions

     Each Portfolio may without limitation purchase securities on a "when-issued" or delayed-delivery basis or without limitation sell them on a delayed-delivery basis in order to secure what is considered to be, at the time of entering into the transaction, an advantageous price and yield. From the time of entering into the transaction until delivery and payment is made at a later date, the securities which are the subject of the transaction are subject to market fluctuations.

Lending Securities

     A Portfolio may lend its securities on a short-term or long-term basis for the purpose of increasing income. As a fundamental policy, not more than 30% of the total assets of the Limited-Term Bond Portfolio and no more than 10% of the total assets of any other Portfolio, will be loaned at any one time, and loans must be fully collateralized. There are risks associated with loans of securities including possible loss of, or delay in, recovering the collateral. If a material event is to be voted upon affecting a Portfolio's investment which are on loan, the Portfolio will take such action as may be appropriate in order to vote its shares.

Restricted Securities and Illiquid Investments

     Restricted securities are securities that are subject to legal or contractual restrictions on resale. Restricted securities may be illiquid due to restrictions on their resale. Subject to their respective limitations on investment in illiquid investments described in the SAI, each Portfolio may invest in restricted securities. Restricted securities may be determined to be liquid pursuant to guidelines established by or under the direction of the Fund's Board of Directors.

     Illiquid investments may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to a Portfolio.

Warrants and Rights

     The Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the Income Portfolio and the Small Cap Portfolio may invest up to 5% of their respective net assets, valued at the lower of cost or market, in warrants. The Asset Strategy Portfolio may invest in warrants and rights to purchase securities. This Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of its net assets. Included in that amount, but not to exceed 2% of its net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Asset Strategy Portfolio in units or attached to securities are not subject to these restrictions. The International Portfolio may invest in warrants and rights to purchase securities, provided that as a result of such investment not more than 5% of its net assets consist of warrants, rights or a combination thereof.

Risk Factors of High-Yield, High-Risk Investing

     The market for high-yield, high-risk debt securities is relatively new and much of its growth paralleled a long economic expansion, during which this market involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Thereafter, this market was affected by a relatively high percentage of defaults with respect to high-yield securities as compared with higher rated securities. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of high-yield debt securities in a portfolio, a Portfolio's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities. An investment in a Portfolio that invests primarily in high-yield debt securities may be considered more speculative than investment in shares of a fund that invests primarily in higher rated debt securities.

     Prices of high-yield debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of high-yield debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash. Where it deems it appropriate and in the best interests of Portfolio shareholders, a Portfolio may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

     Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Unrated securities are usually not as attractive to as many buyers as rated securities are, a factor that may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by a Portfolio and may also limit the ability of a Portfolio to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield debt securities, especially in a thinly traded market. To the extent a Portfolio owns or may acquire illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities that a Portfolio owns will affect its net asset value per share. If market quotations are not readily available for a Portfolio's lower-rated or unrated securities, these securities will be valued by a method that the Fund's Board of Directors believes accurately reflects fair value. Valuation becomes more difficult and judgment plays a greater role in valuing high-yield debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

     While credit ratings are only one factor the Manager relies on in evaluating high-yield debt securities, certain risks are associated with using credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to timely change the credit ratings to reflect subsequent events; however, the Manager continuously monitors the issuers of high-yield debt securities in its portfolios in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of a Portfolio's investment goal may be more dependent upon the Manager's credit analysis than is the case for higher quality debt securities. Credit ratings for individual securities may change from time to time and a Portfolio may retain a portfolio security whose rating has been changed.

     During the fiscal year ended December 31, 1994, the percentage of the assets of the Bond Portfolio and High Income Portfolio invested in debt securities in each of the rating categories of S&P, and the debt securities not rated by an established rating service, determined on a dollar-weighted average, were as follows:

     Rated by                 Percentage of
     S&P                       Fund Assets
     --------                 -------------
                    Bond Portfolio     High Income Portfolio
                    --------------     ---------------------
     AAA                 25.2%                   0.0%
     AA                   7.6                    0.0
     A                   15.3                    0.0
     BBB                 28.7                    0.0
     BB                  12.2                    6.3
     B                    3.5                   77.6
     CCC                  0.0                    3.1
     CC                   0.0                    0.0
     C                    0.0                    0.0
     D                    0.0                    0.0

     Unrated              3.2                    2.0

     The percentage of assets in each category was calculated on the basis of a monthly dollar-weighted average. The monthly dollar weighted-average was calculated using the market value of the securities in the Portfolio's portfolio at the end of each month in the thirteen-month period ended with the Portfolio's last fiscal year, averaged over the Portfolio's last fiscal year. The rating used for each security is that security's rating as of the end of each month and, as ratings may change over time, does not necessarily indicate past or future ratings of any particular security or the ratings of securities in the portfolio in general. Asset composition of a Portfolio by rating categories at any particular time does not necessarily indicate future asset composition by rating categories.

                                   MANAGEMENT

     Waddell & Reed, Inc. and its predecessors served as investment manager to the Fund since its inception and to each of the registered investment companies in the United Group of Mutual Funds, except United Asset Strategy Fund, Inc., since 1940 or the inception of the investment company, whichever was later. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc. assigned its investment management duties (and assigned its professional staff for investment management services) to Waddell & Reed Investment Management Company, a wholly-owned subsidiary of Waddell & Reed, Inc. The Manager has also served as investment manager for Waddell & Reed Funds, Inc. since its inception in September 1992, Torchmark Government Securities Fund, Inc. and Torchmark Insured Tax-Free Fund, Inc. since each commenced operations in February 1993 and United Asset Strategy Fund, Inc. since it commenced operations in March 1995. Waddell & Reed, Inc. serves as distributor for the Fund and as underwriter for each of the investment companies in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. Waddell & Reed, Inc. is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     Subject to the authority of the Fund's Board of Directors, the Manager provides investment advice and supervises investments for which it is paid a fee consisting of two elements: (i) a specific fee computed on each Portfolio's net asset value as of the close of business each day at the following annual rates:
Money Market Portfolio - none; Bond Portfolio - .03 of 1% of net assets; High Income Portfolio - .15 of 1% of net assets; Growth Portfolio - .20 of 1% of net assets; Income Portfolio - .20 of 1% of net assets; International Portfolio -
 .30 of 1% of net assets; Small Cap Portfolio - .35 of 1% of net assets; Balanced Portfolio - .10 of 1% of net assets; Limited-Term Bond Portfolio - .05 of 1% of net assets; Asset Strategy Portfolio - .30 of 1% of net assets; and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios and allocated among the Portfolios based on their relative net asset size at the annual rates shown in the following table.

                                 Base Fee Rate

               Group Net Asset Level           Annual Base Fee
               (all dollars in millions)       Rate for Each Level
          -------------------------       -------------------
          From $    0 to $  750              .51 of 1%
          From $  750 to $1,500              .49 of 1%
          From $1,500 to $2,250              .47 of 1%
          Over $2,250                        .45 of 1%

     Prior to September 1, 1994, the annual base fee was .51 of 1%. Prior to the above-described assignment to the Manager on January 8, 1992, the fees were paid to Waddell & Reed, Inc.

     As of December 31, 1994, the combined net assets of all of the Portfolios then in existence were $725,399,035.

     For the fiscal year ended December 31, 1994, management fees for each Portfolio then in existence as a percent of each such Portfolio's average net assets and total expenses for each such Portfolio as a percent of the Portfolio's average net assets for that year are as follows:

                             Management Fees     Total Expenses

Money Market Portfolio         0.51%               0.65%

Bond Portfolio                 0.54%               0.62%

High Income Portfolio          0.66%               0.74%

Growth Portfolio               0.71%               0.77%

Income Portfolio               0.71%               0.77%

International Portfolio*       0.81%               1.26%

Small Cap Portfolio*           0.86%               1.08%

Balanced Portfolio*            0.61%               0.95%

Limited-Term Bond Portfolio*   0.56%               0.93%

     *The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio commenced operations April 29, 1994.

     The Asset Strategy Portfolio commenced operations in 1995.

     Waddell & Reed Services Company, a subsidiary of Waddell & Reed, Inc., acts as Agent ("Accounting Services Agent") in providing bookkeeping and accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays the Accounting Services Agent a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee

        Average
     Net Asset Level                     Annual Fee
(all dollars in millions)          Rate for Each Portfolio
-------------------------          -----------------------
     From $    0 to $   10                $      0
     From $   10 to $   25                $ 10,000
     From $   25 to $   50                $ 20,000
     From $   50 to $  100                $ 30,000
     From $  100 to $  200                $ 40,000
     From $  200 to $  350                $ 50,000
     From $  350 to $  550                $ 60,000
     From $  550 to $  750                $ 70,000
     From $  750 to $1,000                $ 85,000
     $1,000 and Over                      $100,000

     The Fund is responsible for the payment of certain expenses, including the management fees and accounting services fees described above, fees and expenses of certain directors, costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, costs of shareholder records, costs of systems or services used to price Portfolio securities and extraordinary expenses, including litigation and indemnification relating to litigation.

     Richard K. Poettgen is primarily responsible for the day-to-day management of the portfolio of the Money Market Portfolio. Mr. Poettgen has held his responsibilities for the Money Market Portfolio since January 1989. He is Vice President of the Manager. He is Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which the Manager serves as investment manager. Mr. Poettgen has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1989 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since April 1968.

     James C. Cusser is primarily responsible for the day-to-day management of the portfolio of the Bond Portfolio. Mr. Cusser has held his responsibilities for the Bond Portfolio since August 1992. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Cusser has served as the portfolio manager for investment companies managed by the Manager since August 1992 and has been an employee of the Manager since August 1992. Prior to that date, Mr. Cusser was a fixed income strategist for a major brokerage firm.

     Louise D. Rieke is primarily responsible for the day-to-day management of the portfolio of the High Income Portfolio. Ms. Rieke has held her responsibilities for the High Income Portfolio since July 1987. She is Vice President of the Manager and Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager. She is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms. Rieke has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1990 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since May 1971.

     Antonio Intagliata is primarily responsible for the day-to-day management of the portfolio of the Growth Portfolio. Mr. Intagliata has held his responsibilities for the Growth Portfolio since July 1987. He is Senior Vice President of the Manager. He is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Intagliata has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since February 1979 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since June 1973.

     Russell E. Thompson is primarily responsible for the day-to-day management of the portfolio of the Income Portfolio. Mr. Thompson has held his responsibilities for the Income Portfolio since July 1991, the Portfolio's inception. He is Senior Vice President of the Manager and Senior Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager. He is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Thompson has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1976 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since March 1971.

     Mark L. Yockey is primarily responsible for the day-to-day management of the portfolio of the International Portfolio. Mr. Yockey has held his responsibilities for the International Portfolio since July 1994, the Portfolio's inception. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Yockey has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1990 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since November 1986.

     Mark G. Seferovich is primarily responsible for the day-to-day management of the portfolio of the Small Cap Portfolio. Mr. Seferovich has held his responsibilities for the Small Cap Portfolio since July 1994, the Portfolio's inception. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Seferovich has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since February 1989 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since February 1989. He previously served as portfolio manager for a brokerage firm.

     Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of the portfolio of the Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for the Balanced Portfolio since July 1994, the Portfolio's inception. She is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by the Manager since January 1993 and has been an investment analyst with Waddell & Reed, Inc. and its successor, the Manager, since February 1983.

     Patrick W. Sterner is primarily responsible for the day-to-day management of the portfolio of the Limited-Term Bond Portfolio. Mr. Sterner has held his responsibilities for the Limited-Term Bond Portfolio since July 1994, the Portfolio's inception. He is Vice President of the Manager, Vice President of the Fund and Vice President of investment companies for which the Manager serves as investment manager. Mr. Sterner has served as the portfolio manager for investment companies managed by the Manager since September 1992 and has been an employee of the Manager since August 1992. Prior to that date, Mr. Sterner was Chief Investment Officer of a bank.

     James D. Wineland is primarily responsible for the day-to-day management of the portfolio of the Asset Strategy Portfolio. Mr. Wineland has held his responsibilities for the Asset Strategy Portfolio since the inception of the Portfolio. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Wineland has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1988 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since November 1984.

     Other members of the Manager's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

                                NET ASSET VALUE

     The net asset value of a share of a Portfolio is the value of its assets, less liabilities, divided by the total number of shares.

     The net asset value per share of each Portfolio is computed daily as of the later of the close of the regular session of the New York Stock Exchange (the "NYSE") or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded on each day that the NYSE is open for trading. The NYSE's regular session ordinarily closes at 4:00 P.M. eastern time.

     The Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. See the SAI for discussion of this method. Net asset value of the Money Market Portfolio is normally fixed at $1.00 per share. See the SAI for a discussion of extraordinary circumstances which could result in a change in this fixed share value.

     The securities of the other Portfolios that are listed or traded on a U.S. or foreign stock exchange are valued at the last sales price on that day. OTC securities traded on Nasdaq are valued at a price which is the mean between the closing bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost. When market quotations for options and futures positions or non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

     Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays and on customary U.S. national business holidays when the NYSE is closed. Consequently, the net asset value of a Portfolio could be significantly affected on days when the Portfolio does not price its shares.

                           PURCHASES AND REDEMPTIONS

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

     Redemptions will be made at the net asset value per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the Exchange is closed other than customary weekend and holiday closings or trading on the Exchange is restricted; (ii) the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund; or (iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash.

     Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

                          DIVIDENDS AND DISTRIBUTIONS

     It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Market Portfolio, consists of dividends and interest received by such Portfolio less the estimated expenses of such Portfolio. The Money Market Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio's securities, plus or minus realized gains or losses on those securities, less the Portfolio's expenses.

     Dividends from the Money Market Portfolio are declared and reinvested daily in additional full and fractional shares. Dividends from the Growth Portfolio, Bond Portfolio, High Income Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio and the Asset Strategy Portfolio usually are declared, paid and reinvested annually in December in additional full and fractional shares of the respective Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

     All net realized long-term or short-term capital gains of each Portfolio, if any, other than the Money Market Portfolio, are declared and reinvested annually in December in additional full and fractional shares of the respective Portfolio. Short-term capital gains of the Money Market Portfolio--it does not anticipate realizing any long-term capital gains--are declared and reinvested daily in additional full and fractional shares of that Portfolio.

                                     TAXES

     Each of the Portfolios has qualified or, if a new Portfolio, intends to qualify for treatment as a "regulated investment company" ("RIC") under Subchapter M of the Code. So long as a Portfolio qualifies as such, the Portfolio will be relieved of Federal income tax on the income and gains distributed to its shareholders.

     Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account -- and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios; see the SAI for a more detailed discussion.

     Because the only shareholders of the Portfolios will be the Participating Insurance Companies and their separate accounts, no discussion is included herein as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the prospectuses for the Policies. Prospective investors are urged to consult with their tax advisers.

                               OTHER INFORMATION

     The Fund was incorporated in Maryland on December 2, 1986. It has a Board of Directors which has overall responsibility for the management of its affairs. Capital stock is currently divided into the ten classes that are designated the Money Market Portfolio, the Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Limited-Term Bond Portfolio and the Asset Strategy Portfolio. The Fund may establish additional portfolios in the future. Shares of each class are fully paid and nonassessable when issued. The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at an annual meeting or special meeting called by the Board of Directors for such purpose.

     All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. Matters in which the interests of all the Portfolios are substantially identical are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical are voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by the Portfolio.

     Shareholder inquiries may be addressed to the Fund or Waddell & Reed, Inc. at the address that appears on the front cover of this Prospectus.

                                   APPENDIX A

      The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                          DESCRIPTION OF BOND RATINGS

     Standard & Poor's Ratings Services. A Standard & Poor's ("S&P") corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.;.

2.   Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     A brief description of the applicable S&P rating symbols and their meanings follow:

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     DESCRIPTION OF PREFERRED STOCK RATINGS

     Standard & Poor's Ratings Services. A S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

1. Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.   Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA -- This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

     BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C -- A preferred stock rated C is a non-paying issue.

     D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

     NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Moody's Investors Service, Inc. Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Preferred stock rating symbols and their definitions are as follows:

     aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

     Moody's Investors Service, Inc. commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

                          DESCRIPTION OF NOTE RATINGS

     Standard & Poor's Ratings Services. A S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

   --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note). --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

     The note rating symbols and definitions are as follows:

     SP-1 Strong capacity to pay principal and interest.  Issues determined to possess very strong characteristics are given a plus (+) designation. SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3 Speculative capacity to pay principal and interest.

     Moody's Investors Service, Inc. Moody's Short-Term Loan Ratings -- Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

TMK/UNITED FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas  66201-9217

PROSPECTUS
November 1, 1995

Custodian
  UMB Bank, n. a.
  Kansas City, Missouri

Legal Counsel
  Kirkpatrick & Lockhart LLP
  1800 M Street NW
  Washington, D. C.

Independent Accountants
  Price Waterhouse LLP
  Kansas City, Missouri

Investment Manager
  Waddell & Reed Investment Management Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas 66201-9217
  (913) 236-2000

Distributor and Underwriter
  Waddell & Reed, Inc.
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas  66201-9217
  (913) 236-2000

Accounting Services Agent
  Waddell & Reed Services Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas  66201-9217
  (913) 236-2000

TABLE OF CONTENTS

Prospectus Summary .....................    2
Financial Highlights ...................    4
The Fund ...............................   14
Goals and Investment Policies
  of the Portfolios ....................   15
Management .............................   35
Net Asset Value ........................   38
Purchases and Redemptions ..............   39
Dividends and Distributions ............   39
Taxes ..................................   40
Other Information ......................   40
Appendix A .............................   42

                             TMK/UNITED FUNDS, INC.

                               6300 Lamar Avenue

                                P. O. Box 29217

                      Shawnee Mission, Kansas  66201-9217

                                  913/236-2000

                                November 1, 1995

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (the "SAI") is not a prospectus. This SAI should be read in conjunction with the prospectus (the "Prospectus") of TMK/United Funds, Inc. (the "Fund") dated November 1, 1995, which may be obtained by request to the Fund or its Distributor and Underwriter, Waddell & Reed, Inc., at the address or telephone number shown above.


                               TABLE OF CONTENTS

     Performance Information ..........................    2

     Goals and Investment Policies ....................    5

     Investment Management and Other Services .........   47

     Net Asset Value ..................................   50

     Purchases and Redemptions ........................   53

     Shareholder Communications .......................   54

     Taxes ............................................   54

     Dividends and Distributions ......................   58

     Portfolio Transactions and Brokerage .............   59

     Directors and Officers ...........................   61

     Other Information ................................   67

     Financial Statements .............................   70

                            PERFORMANCE INFORMATION

     From time to time, advertisements and sales materials for one or more of the Portfolios may include total return information, yield information and/or performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio.

Total Return

     The following relates to Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio and Asset Strategy Portfolio. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return is calculated by assuming an initial $1,000 investment. No sales charge is required to be paid by the Participating Insurance Companies for purchase of shares. All dividends and distributions are assumed to be reinvested at net asset value as of the day the dividend or distribution is paid. The formula used to calculate the total return is:

                n
        P(1 + T)  = ERV

       Where :  P = $1,000 initial payment
                T = Average annual total return
                n = Number of years
              ERV = Ending redeemable value of the $1,000 investment for the periods shown.

     The average annual total return quotations as of June 30, 1995, which is the most recent balance sheet included in this Statement of Additional Information, for the periods shown were as follows:

                          One-year      Five-year
                        period from    period from  Period from
                         7-1-94 to      7-1-89 to   7-13-872 to
                          6-30-951        6-30-95      6-30-95
                        -----------    -----------  -----------
Bond Portfolio              12.40%          9.37%       8.95%
High Income Portfolio        9.43%         12.77%       9.07%
Growth Portfolio            21.91%         15.99%3     14.76%
Income Portfolio            23.76%         14.83%
International Portfolio     10.22%          6.54%4
Small Cap Portfolio         39.44%         33.61%4
Balanced Portfolio          11.13%          9.73%4
Limited-Term Bond Portfolio  9.43%          7.89%4
Asset Strategy Portfolio     4.45%5

1Asset Strategy Portfolio began operations in 1995.
2Date of initial public offering.
3Period from July 16, 1991, date of initial offering, to June 30, 1995. 4Period from May 3, 1994, date of initial offering, to June 30, 1995. 5Period from May 1, 1995, date of initial offering, to September 30, 1995.

     Unaveraged or cumulative total return may also be quoted. Such total return data reflects the change in value of an investment over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period. The Fund may also provide non-standardized performance information.

Yield

     The following relates to the Money Market Portfolio. There are two methods by which Money Market Portfolio's yield for a specified time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The net asset value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses (see "Purchases and Redemptions"), will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

     The second method results in a figure referred to as the "effective yield." This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

                                                365/7
     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)]    -1

     The Money Market Portfolio's current yield as calculated above for the seven days ended June 30, 1995, the date of the most recent balance sheet included in this SAI, was 5.00% and its effective yield calculated for the same period was 5.12%.

Performance Rankings

     The following relates to each of the Portfolios. From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or recognized market indicators such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration.

General

     Change in yields primarily reflect different interest rates received by a Portfolio as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expense ratio.

     All performance information included in advertisements or sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

                         GOALS AND INVESTMENT POLICIES

     The following information supplements the disclosure in the Prospectus concerning the goals and investment policies of each Portfolio. Unless otherwise specified, this information pertains to each of the Portfolios. The investment policies described may be changed by the Directors of the Fund without a vote of shareholders, unless otherwise stated.

The Money Market Portfolio

     The Money Market Portfolio may invest in the money market obligations and instruments listed below. Under Rule 2a-7 ("Rule 2a-7") of the Investment Company Act of 1940, as amended (the "1940 Act"), investments are limited to those that are denominated in U.S. dollars and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s) ("NRSRO(s)"), as defined in Rule 2a-7, or are comparable unrated securities. See the Prospectus Appendix for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities")) to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except U.S. Government Securities) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. Under the Rule, the Portfolio may only invest in securities with a remaining maturity of not more than thirteen months, as further described in the Rule.

     (1)  U.S. Government Securities:  See "U.S. Government Securities."

     (2) Bank obligations and instruments secured thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A "bank" includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Directors or Waddell & Reed Investment Management Company (the "Manager"), to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

     (3)  Commercial Paper Obligations Including Variable Amount Master Demand
Notes: Commercial paper rated as described above. See Appendix A to the Prospectus for a description of some of these ratings. A variable amount master demand note represents a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender.

     (4) Corporate Debt Obligations: Corporate debt obligations if they are rated as described above. See Appendix A to the Prospectus for a description of some of these bond ratings.

     (5) Canadian Government Obligations: Obligations of, or obligations guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any Province. The Portfolio will not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the Money Market Portfolio.

     (6) Certain Other Obligations: Obligations other than those listed in (1) through (5) above only if such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the Portfolio is eligible to hold under the Rule.

     The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

The High Income Portfolio

     The High Income Portfolio may invest in certain high-yield, high-risk non-investment grade debt securities. As discussed in the Prospectus, the market for such securities may differ from that for investment grade debt securities. See the Prospectus for a discussion of the risks associated with non-investment grade debt securities.

The Asset Strategy Portfolio

     The Asset Strategy Portfolio allocates its assets among the following classes, or types, of investments:

     The short-term class includes all types of domestic and foreign securities and money market instruments with remaining maturities of three years or less. The Manager will seek to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

     The bond class includes all varieties of domestic and foreign fixed-income securities with maturities greater than three years. The Manager seeks to maximize total return within the bond class by adjusting the Portfolio's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the short-term class, these securities may be denominated in U.S. dollars or foreign currency. The Portfolio may also invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). The Portfolio currently intends to limit its investments in these securities to 20% of its assets.

     The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks which are included in the bond class). The Manager seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Manager believes to have superior growth potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

     The Manager intends to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

     In making asset allocation decisions, the Manager typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns.

Foreign Securities

     The International Portfolio and Small Cap Portfolio may each purchase foreign securities only if they are (i) listed or admitted to trading on a domestic or foreign securities exchange, with the exception of warrants, rights or restricted securities, which need not be so listed or admitted; or (ii) represented by American Depositary Receipts (receipts issued against securities of foreign issuers deposited or to be deposited with an American depository) so listed or admitted on a domestic securities exchange or traded in the United States over-the-counter market ("OTC"); or (iii) issued or guaranteed by any foreign government or any subdivision, agency or instrumentality thereof. The Asset Strategy Portfolio, the Money Market Portfolio, the Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the Income Portfolio and the Balanced Portfolio may invest in foreign securities, subject to the limitations described in the Prospectus.

     In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts, in registered form, are dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are more recently developed receipts designed to facilitate the trading of foreign issuers by U.S. and non-U.S. investors and traders.

     The Manager believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations (i.e., currency blockage). A Portfolio may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange (the "NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. If it should become necessary, a Portfolio would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security than it would against a U.S. issuer.

     A Portfolio (other than the Asset Strategy Portfolio) will not speculate in foreign currencies, but each Portfolio, except the Money Market Portfolio and the Limited-Term Bond Portfolio, may briefly hold foreign currencies in connection with the purchase or sale of foreign securities. The Asset Strategy Portfolio may purchase and sell foreign currency and invest in foreign currency deposits as described in the Prospectus and this SAI, and the Asset Strategy Portfolio and the International Portfolio may enter into forward currency contracts as described in the Prospectus and this SAI. A Portfolio may incur a transaction charge in connection with the exchange of currency.

Borrowing

     From time to time the Small Cap Portfolio may increase its ownership of securities by borrowing on an unsecured basis at fixed rates of interest and investing the borrowed funds. Any such borrowing will be made only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

     As a fundamental policy, the Asset Strategy Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). This Portfolio may borrow money only from a bank and this Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     The 300% asset coverage requirement is contained in the 1940 Act. If the value of a Portfolio's assets so computed should fail to meet the 300% asset coverage requirement, it is required within three days to reduce its borrowings to the extent necessary to meet that requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays.

     Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Borrowing for investment increases both investment opportunity and risk.

U.S. Government Securities

     U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Farm Credit Banks, Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation, and the Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. A Portfolio (other than Asset Strategy Portfolio) will invest in securities of such agencies and instrumentalities only if the Manager is satisfied that the credit risk involved is acceptable.

     U.S. Government Securities may include "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates." Another type of mortgage-backed security is a collateralized mortgage obligation ("CMO"). See "Mortgage-Backed Securities." Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

     The Limited-Term Bond Portfolio may also invest in deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks of varying maturities) to the extent that the principal of such deposits is insured by the Federal Deposit Insurance Corporation; such deposits are referred to as "Insured Deposits." Such insurance (and, accordingly, the Portfolio's aggregated investments) is currently limited to $100,000 per bank; any interest above that amount is not insured. Insured Deposits are not marketable, and this Portfolio may invest in them only within the 10% limit mentioned below under "Illiquid Investments" unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Zero Coupon Bonds

     A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

     A Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Mortgage-Backed Securities

     A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Pass-through securities and participation certificates represent pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer," such as a mortgage banker, commercial bank or savings and loan association, which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are passed through to the holders of the interest in the pool. Monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.

     Each Portfolio may purchase mortgage-backed securities issued by both governmental and non-governmental entities, such as banks, mortgage lenders, or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if the Manager determines they are consistent with its investment objective and policies.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security.

     The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Asset-Backed Securities

     Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Variable or Floating Rate Instruments

     Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value. Each Portfolio may invest in variable or floating rate instruments as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies.

Loans and Other Direct Debt Instruments

     Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. The Asset Strategy Portfolio's investments in direct debt instruments are subject to its policies regarding the quality of debt securities.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the Asset Strategy Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

     Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

     For purposes of the limitations on the amount of total assets that the Asset Strategy Portfolio will invest in any one issuer or in issuers within the same industry, the Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lending Securities

     One of the ways in which a Portfolio may try to increase income is by lending its securities. If a Portfolio does this, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not loaned the securities. The Portfolio also receives additional compensation.

     Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (the "Guidelines"). Under the present Guidelines, the collateral must consist of cash or U.S. Government Securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. If the market value of the loaned securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities loaned. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government Securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio's custodian bank) must be satisfactory to the Portfolio.

     A Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Manager. The Portfolios will make loans only under rules of the NYSE, which presently require the borrower to return the securities to the Portfolio within five business days after the Portfolio instructs it to do so. The Manager will evaluate the creditworthiness of the borrower. If a Portfolio loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

Repurchase Agreements

     Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments.
See "Illiquid Investments." A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

     The majority of repurchase agreements in which a Portfolio would engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. A Portfolio's repurchase agreements can be considered as collateralized loans (such agreements being defined as loans under and for the purpose of the 1940 Act) and will be structured so as to fully collateralize the loans. The value of the securities subject to the agreement, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, remains at least equal to the value of the loan, including the accrued interest earned thereon. A Portfolio's repurchase agreements are entered into only with those entities approved on the basis of criteria established by the Fund's Board of Directors.

Options, Futures Contracts and Other Strategies

     As discussed in the Prospectus, the Manager may use a variety of financial instruments ("Financial Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps and indexed securities to attempt to enhance the Portfolios' income or yield or to attempt to hedge the Portfolios' portfolios.

     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio's portfolio. Thus, in a short hedge a Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge a Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If a Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's portfolio is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges on which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Portfolios' ability to use these instruments will be limited by tax considerations. See "Taxes."

     In addition to the instruments, strategies and risks described below and in the Prospectus, the Manager expects to discover additional opportunities in connection with options, futures contracts, options on futures contracts, forward currency contracts and other similar or related techniques. These opportunities may become available as the Manager develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, options on futures contracts, forward currency contracts and other techniques are developed. The Manager may utilize these opportunities to the extent that they are consistent with a Portfolio's investment goals and are permitted by the Portfolio's investment limitations and applicable regulatory authorities. The Portfolios' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1) Successful use of most Financial Instruments depends upon the Manager's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interests rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

     (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Portfolio sell a portfolio security at a disadvantageous time. A Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

     Cover for Financial Instruments. Transactions using Financial Instruments, other than purchased options, expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount as determined daily on a mark-to-market basis.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     Certain Limitations. The Limited-Term Bond Portfolio may not purchase or sell options, futures contracts or options on futures contracts if the aggregate value of such options and futures held by that Portfolio would exceed 25% of its assets.

     Neither the Small Cap Portfolio nor the Balanced Portfolio may purchase options on securities or futures contracts if the aggregate value of the premiums paid (adjusted for the portion of any premium attributable to the difference between the "strike price" of the option and the market price of the underlying security or futures contract at the time of purchase) exceeds 20% of the Portfolio's total assets. The aggregate amount of the obligations underlying put options on securities or futures contracts written by each of the Small Cap Portfolio and Balanced Portfolio may not exceed 25% of its net assets computed at the time of sale.

     The Asset Strategy Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 50% of the Portfolio's total assets would be hedged with futures and options under normal conditions; or (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     For as long as required by applicable state securities regulation,

     (1) the aggregate value of securities underlying put options written by the Asset Strategy Portfolio, determined as of the date the put options are written, will not exceed 50% of the Portfolio's net assets,

     (2) the Asset Strategy Portfolio will only buy or sell (a) options on securities, indices or futures contracts, or (b) futures contracts, in each case that are offered through the facilities of a national securities association or that are listed on a national securities or commodities exchange, other than the permitted OTC options described under "Limitations on the Use of Options" below,

     (3) the aggregate premiums paid on all options on securities, indices or futures contracts purchased by the Asset Strategy Portfolio that are held at any time will not exceed 20% of the Portfolio's total net assets, and

     (4) the aggregate margin deposits on all futures and options thereon held at any time by the Asset Strategy Portfolio will not exceed 5% of the Portfolio's total assets.

     Options. As discussed in the Prospectus and below, certain of the Portfolios may purchase and/or write (sell) call and put options on equity and debt securities, foreign currencies, stock indices and bond indices. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price on the option, minus the premium received, the Portfolio would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged instrument would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid Investments."

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security or currency at more than its market value.

     The value of an option position will reflect, among other things, a current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Portfolio may purchase calls to close its position in a call that it has written. To do this, it will make a "closing transaction." As discussed below, some Portfolios may also purchase calls other than as part of a closing transaction. This involves buying a call on the same security with the same exercise price and expiration date as the call it has written. When a Portfolio sells a security on which it has written a call, it may effect a closing transaction. (If a Portfolio may only write covered call options, it will effect a closing transaction when it sells the security on which it has written the call.) A Portfolio may also effect a closing transaction to avoid having to sell a security on which it has written a call if the call is exercised. A Portfolio will have a profit or loss from a closing transaction, depending on the amount of option transaction costs and on whether the amount it pays to purchase the call is less or more than the premium it received on the call that is closed out. A profit will also be realized if the call lapses unexercised because the Portfolio retains the premium received. There is no assurance that a Portfolio will be able to effect a closing transaction; if a Portfolio cannot do so, it may be required to hold the security on which the call was written until the call expires or is exercised even though it might otherwise be desirable to sell the security. If a call that a Portfolio wrote is exercised, it could deliver the securities that it owns (or the securities that it has the right to get). It could also deliver other securities that it purchases.

     A Portfolio's securities will be bought and sold in order to attempt to achieve the goals of that Portfolio. However, the fact that calls can be written on a particular security may be a factor in buying or keeping it if it is otherwise considered suitable for the Portfolio.

     A Portfolio's custodian bank, or a securities depository acting for it, will act as the Portfolio's escrow agent as to the related investments on which the Portfolio (other than the Asset Strategy Portfolio) has written calls, or as to other assets held for escrow, so that, pursuant to the rules of the Options Clearing Corporation (the "OCC") and certain exchanges, no margin deposit will be required of the Portfolio on such calls. Until the related investments are released from escrow, they cannot be sold by the Portfolio; this release will take place on the expiration of the call or when the Portfolio enters into a closing transaction.

     When a Portfolio writes a put, it receives a premium and agrees to purchase the related investments from the purchaser of the put during the put period at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the put period. If the put is exercised, the Portfolio must purchase the related investments at the exercise price. Puts are ordinarily sold when a Portfolio anticipates that, during the option period, the market price of the underlying security will decline by less than the amount of the premium. In writing puts, a Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. A Portfolio's cost of purchasing the investments will be adjusted by the amount of the premium it has received.

     To terminate its obligation on a put that it has written, a Portfolio may purchase a put in a "closing transaction." As discussed below, some Portfolios may also purchase puts other than as part of a closing transaction. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the cost of the put purchased. A profit will also be realized if the put lapses unexercised because the Portfolio retains the premium received.

     When a Portfolio buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The Portfolio benefits only if the market price of the related investments is above the call price prior to the expiration date and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose the premium paid and the right to purchase the related investments.

     A Portfolio may purchase a put on a security it owns ("protective put") or on a security it does not own ("nonprotective put"). When a Portfolio buys a put, it pays a premium and has the right to sell the related investments to the seller of the put during the put period at a fixed exercise price. Buying a protective put permits a Portfolio to protect itself prior to the time the put expires against a decline in the value of the related investments below the exercise price by selling them through the exercise of the put. Buying a nonprotective put permits a Portfolio, if the market price of the related investments is below the put price during the put period, either to resell the put or to buy the related investments and sell them at the exercise price. If the market price of the related investments is above the exercise price and as a result the put is not exercised or resold (whether or not at a profit), the put will become worthless at its expiration date.

     A type of put that the Small Cap Portfolio, the Balanced Portfolio and the Asset Strategy Portfolio may each purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to a Portfolio. An optional delivery standby commitment gives a Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

     Risks of Options on Securities. Certain of the Portfolios may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist, but these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction. If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised. The Manager evaluates the creditworthiness of all such parties and intends to enter into OTC option transactions for a Portfolio (other than the Asset Strategy Portfolio) only with major dealers in OTC options. The market for these options may be less active than the market for exchange-listed options. The Manager evaluates the ability to enter into closing transactions on OTC options prior to investing in them.

     Generally, the OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     Option premiums paid to control an amount of related investments are small in relation to the market value of related investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options will result in a Portfolio's net asset value being more sensitive to changes in the value of the related investment.

     Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.
The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

     Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Portfolio as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     Limitations on the Use of Options. The Portfolios' use of options is governed by the following guidelines, which can be changed by the Fund's Board of Directors without a shareholder vote:

     The Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may each write (sell) covered call options on securities on up to 25% of its assets. The International Portfolio may write (sell) covered call options on securities on no more than 10% of its total assets. "Covered" means that the Portfolio owns the securities subject to the call or has the right to acquire them without additional payment. Each of these Portfolios may purchase a call option on a security only to close its position in a call it has written. Calls written by these Portfolios must be listed on a domestic securities exchange; however, the Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may write OTC calls on U.S. Government Securities.

     The Money Market Portfolio may not write call options on securities.

     The Small Cap Portfolio and Balanced Portfolio may each write (sell) covered call options on securities on not more than 25% of its total assets. These calls must be issued by the OCC and listed on a domestic securities exchange.

     The Small Cap Portfolio and Balanced Portfolio may each write (sell) put options and purchase calls and puts on securities in which the Portfolio may invest. Each of these Portfolios may only sell put options on securities issued by the OCC, except that each may write OTC put options on U.S. Government Securities. Each of these Portfolios may only purchase options on securities issued by the OCC, except that each may purchase OTC put and call options on U.S. Government Securities and may purchase optional delivery standby commitments.

     Each of the Small Cap Portfolio and Balanced Portfolio may write (sell) and purchase listed options on stock indices that are not limited to stocks of any industry or group of industries ("broadly-based stock indices"). Each may write options on broadly-based stock indices to generate income when the Manager anticipates that the index price will not increase or decrease by more than the premium received by the Portfolio. Each may purchase calls on broadly-based stock indices to hedge against an anticipated increase in the price of securities it wishes to acquire and may purchase puts on broadly-based stock indices to hedge against an anticipated decline in the market value of its portfolio securities.

     The Limited-Term Bond Portfolio may write (sell) and purchase listed and OTC options on domestic debt securities, which securities include, without limitation, U.S. Government Securities ("Domestic Debt Securities"). The Limited-Term Bond Portfolio may not write call options having aggregate exercise prices greater than 25% of its net assets.

     The Asset Strategy Portfolio may purchase a put or call option (including any straddles or spreads) only if the value of its premium, when aggregated with the premiums on all other options held by the Portfolio, does not exceed 5% of the Portfolio's total assets. For so long as required by applicable state securities regulation, the Asset Strategy Portfolio will only trade OTC options
(a) if exchange-traded options are not available, (b) there is an active OTC market in such options, and (c) transactions are all through a broker-dealer with a minimum net worth of $20 million.

     For further limitations on certain Portfolios' use of options, see "Limitations on the Use of Futures Contracts and Options Thereon" below.

     Futures Contracts and Options on Futures Contracts. When a Portfolio purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. When a Portfolio sells a futures contract, it incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. In the case of a futures contract on an index, the obligation underlying the futures contract is an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the futures contract and the price at which the futures contract is originally struck. In the case of a futures contract on a security or currency, the underlying obligation is the related security or currency.

     When a Portfolio writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Portfolio has written a call, it becomes obligated to assume a "short" position in the futures contract, which means that it is required to deliver the underlying securities. If it has written a put, it becomes obligated to assume a "long" position in the futures contract, which means that it is required to take delivery of the underlying securities. When a Portfolio purchases an option on a futures contract, it acquires the right, in return for the premium it paid, to assume a position in the futures contract, a "long" position if the option is a call and a "short" position if the option is a put.

     Each of the Small Cap Portfolio and the Balanced Portfolio may sell futures contracts on broadly-based stock indices ("Stock Index Futures"), or write a call or purchase a put on a Stock Index Future, if the Manager anticipates that a general market or market sector decline may adversely affect the market value of any or all of the Portfolio's common stock holdings. Each of the Small Cap Portfolio and the Balanced Portfolio may buy a Stock Index Future, or purchase a call or sell a put on a Stock Index Future, if the Manager anticipates a significant market sector advance in the common stock it intends to purchase for the Portfolio's portfolio. Each of the Small Cap Portfolio and the Balanced Portfolio may purchase a Stock Index Future, or purchase a call or sell a put thereon, as a temporary substitute for the purchase of individual stocks that may then be purchased in an orderly fashion.

     In the case of debt securities, each of the Small Cap Portfolio and the Balanced Portfolio may sell futures contracts on debt securities ("Debt Futures"), or write a call or purchase a put on a Debt Future, to attempt to protect against the risk that the value of the debt securities held by the Portfolio might decline. The Limited-Term Bond Portfolio may sell futures contracts on domestic debt securities ("Domestic Debt Futures"), or write a call or purchase a put on a Domestic Debt Future, in the same way. Each of the Small Cap Portfolio and the Balanced Portfolio could purchase a Debt Future, or purchase a call or write a put on a Debt Future, to protect against the risk of an increase in the value of debt securities at a time when the Portfolio is not invested in debt securities to the extent permitted by its investment policies. The Limited-Term Bond Portfolio may purchase a Domestic Debt Future, or purchase a call or write a put on a Domestic Debt Future, in the same way. As securities are purchased, corresponding futures or options positions would be terminated.

     Futures strategies also can be used to manage the average duration of a Portfolio's portfolio. If the Manager wishes to shorten the average duration of a Portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option thereon. If the Manager wishes to lengthen the average duration of a Portfolio, the Portfolio may purchase a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial margin" consisting of cash, U.S. Government Securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although futures contracts by their terms call for the actual delivery or acquisition of the underlying obligation, in most cases the contractual obligation is fulfilled without having to make or take delivery. The Portfolios do not generally intend to make or take delivery of the underlying obligation. All transactions in futures contracts and options thereon are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. Although the Portfolios (other than the Asset Strategy Portfolio) intend to buy and sell futures contracts and options thereon only on exchanges where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or option thereon can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing the liquidation of unfavorable positions.

     If a Portfolio were unable to liquidate a futures contract or option thereon due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.

     Risks of Futures Contracts and Options Thereon. Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a Portfolio invests without the large cash investments required for dealing in such markets, they may subject a Portfolio to greater and more volatile risks than might otherwise be the case. The principal risks associated with the use of such instruments are (i) imperfect correlation between movements in the market price of the portfolio investments (held or intended to be purchased) being hedged and in the price of the futures contract or option; (ii) possible lack of a liquid secondary market for closing out futures contracts or options positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market price movements.

     For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Manager will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. See below for additional discussion of correlation as it relates to index futures.

     The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

     Index Futures. The risk of imperfect correlation between movements in the price of an index future and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a Portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, a Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

     Where index futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

     Limitations on the Use of Futures Contracts and Options Thereon. The Portfolios' use of futures is governed by the following guidelines, which can be changed by the Fund's Board of Directors without a shareholder vote.

     Each of the Small Cap Portfolio and Balanced Portfolio may buy and sell Debt Futures, Stock Index Futures, and options on Debt Futures and Stock Index Futures. The Limited-Term Bond Portfolio may buy and sell Domestic Debt Futures and options on Domestic Debt Futures. Each of these Portfolios may purchase or sell futures contracts and options thereon for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Manager anticipates it may wish to include in the Portfolio's portfolio. Each of these Portfolios may write options on futures contracts to increase income.

     The Limited-Term Bond Portfolio may purchase futures contracts and options thereon only if no more than 30% of its total assets would be so invested. The value of all futures contracts sold by the Limited-Term Bond Portfolio may not exceed the total market value of its portfolio.

     To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This guideline does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts and related options transactions.

     Foreign Currency Hedging Strategies--Special Considerations. Certain of the Portfolios may use options and futures contracts on foreign currencies, as described above, and foreign currency forward contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolios' securities are denominated. Such currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Portfolios might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Portfolios could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Forward Currency Contracts. The Asset Strategy Portfolio and the International Portfolio may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days
(term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

     Each of these Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. Each of these Portfolios could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche Marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Asset Strategy Portfolio also may use forward currency contracts for "cross-hedging." Under this strategy, the Portfolio would increase its exposure to foreign currencies that the Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Portfolio owned securities denominated in a foreign currency and the Manager believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     The International Portfolio does not intend to enter into forward currency contracts on a regular basis.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with respect to overall diversification strategies. However, the Manager believes that it is important to have flexibility to enter into forward currency contracts when it determines that the best interests of a Portfolio may be served.

     Limitations on the Use of Forward Currency Contracts. The International Portfolio may enter into forward currency contracts, provided that it does not thereafter have more than 15% of the value of its assets committed to the consummation of all such forward currency contracts; however, it will not enter into forward currency contracts or maintain a net exposure to such forward currency contracts where the consummation of the forward currency contracts would obligate the International Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. The International Portfolio may hold foreign currency only in connection with forward currency contracts, only up to four business days, as well as in connection with the purchase or sale of foreign securities, but not otherwise. Generally, the International Portfolio will not enter into a Forward Contract with a term greater than one year.

     The Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in forward currency contracts.

     Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For a example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Turnover. A Portfolio's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate in a manner beyond its control. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within a Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

     Swaps, Caps, Collars and Floors. Swap agreements, including caps, collars and floors, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates, or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

     The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high-grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by the Portfolio's custodian that satisfies the requirements of the 1940 Act. Each Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. The Manager and the Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions.

     Indexed Securities. Each Portfolio (other than Growth Portfolio) may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, as long as the Manager determines that it is consistent with the Portfolio's investment goal and policies. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. The Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of Asset Strategy Portfolio's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Warrants and Rights

     Each Portfolio except the Money Market Portfolio, the Limited-Term Bond Portfolio, and the Balanced Portfolio may purchase warrants. The Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the Income Portfolio and the Small Cap Portfolio may purchase warrants provided that such purchase will not cause more than 5% of their respective net assets, valued at the lower of cost or market, to be invested in warrants. The Asset Strategy Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Asset Strategy Portfolio's net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange. Warrants acquired by the Asset Strategy Portfolio in units or attached to securities are not subject to these restrictions. The International Portfolio may purchase warrants and rights to purchase securities, provided that as a result of such purchase not more than 5% of its net assets will consist of warrants, rights or a combination thereof. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights acquired in units or attached to other securities are not considered for purposes of computing the 5% limitation. Certain states may impose a lower percentage limit on investments in warrants and rights.

When-Issued and Delayed-Delivery Transactions

     Each Portfolio may purchase securities on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. Delivery may take place a month or more after the date of the transaction. The purchase or sale price is fixed on the transaction date. A Portfolio will enter into when-issued or delayed-delivery transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. The securities so purchased by a Portfolio are subject to market fluctuation. The value of when-issued or delayed-delivery securities may be less or more when delivered than the purchase price paid or received. Typically, no interest accrues to a Portfolio until delivery and payment are completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its net asset value per share. The securities sold by a Portfolio on a delayed-delivery basis are also subject to market fluctuation. Therefore, their value when a Portfolio delivers them may be more than the purchase price the Portfolio receives. When a Portfolio makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Portfolio's net asset value per share.

     Ordinarily, a Portfolio purchases securities on a when-issued or delayed-delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered and before it has paid for them (the "settlement date"), a Portfolio may sell the securities for investment reasons. The Portfolio will segregate cash or high-quality debt obligations at least equal in value to the amount it will have to pay on the settlement date; these segregated securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

Restricted Securities

     The Portfolios may purchase commercial paper that is issued in reliance on the exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Section 4(2) paper is subject to legal or contractual restrictions on resale under the federal securities laws. It is generally sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may be determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors. Although there is no assurance that a market will exist for Section 4(2) paper that a Portfolio may own, purchased Section 4(2) paper must meet the credit, maturity and other criteria that apply to other securities in which the Portfolios invest. These restricted securities will be valued in the same manner as other commercial paper held by the Portfolios is valued. See "Net Asset Value."

     The High Income Portfolio, the Growth Portfolio, the Income Portfolio and the Asset Strategy Portfolio may also invest in other securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act") or are otherwise subject to contractual restrictions on resale. These securities are generally referred to as private placements or restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     The International Portfolio and the Asset Strategy Portfolio may also purchase foreign restricted securities; provided that the International Portfolio will not purchase restricted securities if as a result of such purchase more than 5% of its total assets would consist of restricted securities. Restricted securities in which the International Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities.

     The Bond Portfolio, the Small Cap Portfolio, the Balanced Portfolio and the Limited-Term Bond Portfolio do not intend to invest in restricted securities.

     Limitations on the resale of such securities may have an adverse effect on their marketability and may prevent a Portfolio from disposing of them promptly at reasonable prices. Restricted securities may be determined to be liquid in accordance with guidelines established by or under the direction of the Fund's Board of Directors. A Portfolio may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

     The Portfolios do not anticipate adjusting for any diminution in value of these securities on account of their restrictive feature if there is an active market which creates liquidity and if actual market quotations for these restricted securities are available. In the event that there should cease to be an active market for these securities or actual market quotations become unavailable, the securities will be valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

Certain Other Securities

     The Portfolios (other than the Money Market Portfolio) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

     The Portfolios (other than the Money Market Portfolio) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the "call price" that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Illiquid Investments

     A Portfolio (other than the Asset Strategy Portfolio) may not make illiquid investments if thereafter more than 10% of its net assets would consist of such investments. The Asset Strategy Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid investments. The investments currently considered by the Portfolios to be illiquid include: (i) repurchase agreements not terminable within seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) securities for which market quotations are not readily available; (iv) restricted securities not determined to be liquid pursuant to guidelines established by or under the direction of the Fund's Board of Directors; (v) unlisted purchased options and collateral relating to options written by a Portfolio (see discussion below); (vi) securities involved in swap, cap, collar and floor transactions; (vii) non-government stripped fixed-rate mortgage-backed securities; and (viii) direct debt instruments. Illiquid investments do not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand. Certain Portfolios may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Shares of Investment Companies

     The International Portfolio, Small Cap Portfolio and Balanced Portfolio may buy shares of investment companies that do not redeem their shares if it does it in a regular transaction in the open market and then does not have more than 10% of its total assets in these shares; however, these Portfolios do not have any current intent to invest more than 5% of their respective assets in such securities in the foreseeable future. These Portfolios may also buy these shares as part of a merger or consolidation.

     The Asset Strategy Portfolio does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid and if, as a result of such purchase, the Portfolio does not have more than 10% of its total assets invested in such securities, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Investment Restrictions

     The following investment restrictions are fundamental policies of each Portfolio other than the Asset Strategy Portfolio and may not be changed without shareholder approval. A Portfolio (other than the Asset Strategy Portfolio) may not:

    (i) Issue senior securities (except that each Portfolio may borrow money as described below);

   (ii) Buy or sell commodities or commodity contracts except that each Portfolio may use options, futures contracts, forward currency contracts and interest rate swaps, caps and floors, and purchase and sell foreign currencies, in the manner described in the Prospectus and SAI;

  (iii) Buy real estate or any nonliquid interests in real estate investment trusts;

   (iv) Make loans, except loans of portfolio securities and except to the extent that investment in debt securities may be deemed to be a loan;

    (v) Invest for the purpose of exercising control or management of other companies;

   (vi) Sell securities short, buy securities on margin or engage in arbitrage transactions;

  (vii) Engage in the underwriting of securities, except insofar as it may be deemed an underwriter in selling shares of a Portfolio and except as it may be deemed such in the sale of restricted securities;

 (viii) Except for the Small Cap Portfolio (see "Borrowing"), borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of a Portfolio's total assets;

   (ix) Pledge, mortgage or hypothecate assets as security for indebtedness except to secure permitted borrowings;

    (x) Buy a security if, as a result, a Portfolio would own more than 10% of the issuer's voting securities, or if more than five percent of its total assets would be invested in securities of that issuer, or if more than twenty-five percent of its assets would then be invested in securities of companies in any one industry (U.S. Government securities are not included in these restrictions.

     The following are fundamental policies of the Asset Strategy Portfolio and may not be changed without shareholder approval. The Asset Strategy Portfolio may not:

     (i) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of such issuer;

    (ii) issue bonds or any other class of securities preferred over shares of the Portfolio in respect of the Portfolio's assets or earnings, provided that the Portfolio may issue additional classes of shares in accordance with the Fund's Articles of Incorporation;

   (iii) sell securities short, provided that transactions in futures contracts, options and other financial instruments are not deemed to constitute short sales;

    (iv) purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that the Portfolio may make initial and variation margin payments in connection with transactions in futures contracts, options and other financial instruments;

     (v) borrow money, except that the Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays;

    (vi) underwrite securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

   (vii) purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

  (viii) invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Portfolio from purchasing interests in pools of real estate mortgage loans);

    (ix) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling currencies, futures contracts, options, forward currency contracts or other financial instruments);

     (x) make loans, except (a) by lending portfolio securities provided that no securities loan will be made if, as a result thereof, more than 10% of the Portfolio's total assets (taken at current value) would be lent to another party; (b) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations; and (c) by engaging in repurchase agreements with respect to portfolio securities; or

    (xi) purchase or retain the securities of an issuer if the officers and directors of the Portfolio and of the Manager owning beneficially more than .5 of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.

     In addition to the fundamental policies described above, the Portfolios indicated below have adopted the following investment policies which, unlike the fundamental policies, may be changed without shareholder approval.

     (i) A Portfolio (other than the Asset Strategy Portfolio) may not buy shares of other investment companies which redeem their shares. Certain Portfolios may buy shares of other investment companies which do not redeem their shares as described in the Prospectus and the SAI.

    (ii) A Portfolio may not participate on a joint, or a joint and several, basis in any trading account in any securities; (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with any other Portfolio or with other advisory accounts of the Manager or any of its affiliates to reduce brokerage commissions or otherwise to achieve best execution).

   (iii) The Asset Strategy Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

    (iv) The Asset Strategy Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivision thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. This restriction does not apply to any obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMO's, other mortgage-related securities, asset-backed securities or indexed securities.

     (v) The Asset Strategy Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Portfolio Turnover

     A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A Portfolio's turnover rate may vary greatly from year to year as well as within a particular year.

     The portfolio turnover rates for the fiscal years ended December 31, 1994 and December 31, 1993 for each of the Portfolios then in existence were as follows:

                                   1994           1993
                                   ----           ----

Money Market Portfolio              0.00%          0.00%
Bond Portfolio                    135.82          68.75
High Income Portfolio              37.86          54.22
Growth Portfolio                  277.36         297.81
Income Portfolio                   23.32          18.38

     The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio began operations April 29, 1994. These Portfolios cannot accurately predict what their respective portfolio turnover rates will be, but it is anticipated that the annual turnover rate will not exceed 200% for any of these Portfolios, except that Limited-Term Bond Portfolio may have an annual turnover rate in excess of 300%. The Asset Strategy Portfolio began operations in 1995. The Asset Strategy Portfolio cannot precisely predict what its portfolio turnover rate will be, but it is anticipated that the annual turnover rate for the common stock portion of its portfolio will not exceed 200% and that the annual turnover rate for the other portion of its portfolio will not exceed 200%.

     The high portfolio turnover rate for the Growth Portfolio was due to the active management of the portfolio and the volatility of the stock market during this period. A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and may generate taxable income or loss. Because short-term securities are generally excluded from computation of the turnover rate, a rate will not be computed for the Money Market Portfolio.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

     The Fund has an Investment Management Agreement (the "Management Agreement") with Waddell & Reed, Inc. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc. assigned the Management Agreement and all related investment management duties (and related professional staff) to Waddell & Reed Investment Management Company, a wholly-owned subsidiary of Waddell & Reed, Inc. Under the Management Agreement, the Manager is employed to supervise the investments of each Portfolio and provide investment advice to each Portfolio. The address of the Manager and Waddell & Reed, Inc. is 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217. Waddell & Reed, Inc. is the Fund's distributor and underwriter.

     The Management Agreement permits Waddell & Reed, Inc. or an affiliate of Waddell & Reed, Inc. to enter into a separate agreement for accounting services ("Accounting Services Agreement") with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the Fund's Directors prior to approving any Accounting Services Agreement.

Accounting Services

     Under the Accounting Services Agreement entered into between the Fund and Waddell & Reed Services Company (the "Agent"), a subsidiary of Waddell & Reed, Inc., the Agent provides the Fund with bookkeeping and accounting services and assistance including maintenance of the Fund's records, pricing of the Portfolios' shares, and preparation of prospectuses, proxy statements and certain reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval.

Torchmark Corporation and United Investors Management Company

     The Manager is a wholly-owned subsidiary of Waddell & Reed, Inc. Waddell & Reed, Inc. is a wholly-owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company. Waddell & Reed Financial Services, Inc. is a wholly-owned subsidiary of United Investors Management Company which in turn is a wholly-owned subsidiary of Torchmark Corporation. Torchmark Corporation is a publicly held company. The address of Torchmark Corporation and United Investors Management Company is 2001 Third Avenue South, Birmingham, Alabama 35233.

     Waddell & Reed, Inc. and its predecessors served as investment manager to the Fund and to each of the registered investment companies in the United Group of Mutual Funds, except United Asset Strategy Fund, Inc., since 1940 or the company's inception date, whichever was later, until January 8, 1992, when it assigned its duties as investment manager for these funds (and the related professional staff) to the Manager. The Manager has also served as investment manager for Waddell & Reed Funds, Inc. since its inception in September 1992, Torchmark Government Securities Fund, Inc. and Torchmark Insured Tax-Free Fund, Inc. since they each commenced operations in February 1993 and United Asset Strategy Fund, Inc. since it began operations in March 1995. Waddell & Reed, Inc. serves as distributor for the Fund and as underwriter for the investment companies in the United Group of Mutual Funds and Waddell & Reed Funds, Inc.

Payments by the Fund for Management and Accounting Services

     Under the Management Agreement, for the Manager's management services, the Fund pays the Manager a fee as described in the Prospectus. Prior to the above-described assignment from Waddell & Reed, Inc. to Waddell & Reed Investment Management Company, all fees were paid to Waddell & Reed, Inc. The management fees paid to the investment manager, during the fiscal years ended December 31, 1994, 1993 and 1992, for each Portfolio then in existence were as follows:

                           Periods ended December 31,**
                           ----------------------------
                               1994      1993      1992
                               ----      ----      ----

Bond Portfolio             $424,370  $357,307  $208,351
High Income Portfolio      $494,237   367,396   221,169
Growth Portfolio         $1,813,171 1,179,870   650,038
Money Market Portfolio     $116,644   122,205   108,092
Income Portfolio         $1,374,533   747,849   268,089
International Portfolio*    $63,291
Small Cap Portfolio*        $36,355
Balanced Portfolio*         $15,489
Limited-Term Bond Portfolio* $4,712

    *Began operations April 29, 1994.
   **The Asset Strategy Portfolio began operations in 1995.

     The Fund accrues and pays this fee daily.

     Under the Accounting Services Agreement, the Fund pays Waddell & Reed Services Company a fee for accounting services as described in the Prospectus. Fees paid to the Agent for the fiscal years ended December 31, 1994, 1993 and 1992 for each Portfolio then in existence were as follows:

                           Periods ended December 31,**
                           ----------------------------
                               1994      1993      1992
                               ----      ----      ----

Bond Portfolio              $30,000   $30,000   $20,000
High Income Portfolio        30,000    26,667    20,000
Growth Portfolio             50,000    40,833    32,500
Money Market Portfolio       10,833    12,500    10,000
Income Portfolio             44,167    35,833    19,167
International Portfolio*      3,333
Small Cap Portfolio*          1,667
Balanced Portfolio*             ---
Limited-Term Bond Portfolio*    ---

    *Began operations April 29, 1994.
   **The Asset Strategy Portfolio began operations in 1995.

     Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, the Manager and Waddell & Reed Services Company, respectively, pay all of their own expenses in providing these services. Waddell & Reed, Inc. and affiliates pay the Fund's Directors and officers who are affiliated with the Manager and Waddell & Reed, Inc. The Fund pays the fees and expenses of the Fund's other Directors. The Fund pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Custodial and Auditing Services

     The Custodian for each Portfolio is UMB Bank, n.a., Kansas City, Missouri. In general, the Custodian is responsible for holding the Portfolios' cash and securities. If a Portfolio's assets are held in foreign countries, the Portfolio will comply with Rule 17f-5 of the 1940 Act. Price Waterhouse LLP, Kansas City, Missouri, the Fund's independent accountants, audits the Fund's financial statements.

                                NET ASSET VALUE

     The net asset value of one of the shares of a Portfolio is the value of the Portfolio's assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115.
If it had a liability of $5, the net asset value would be $110 ($115 minus $5). If it had 11 shares outstanding, the net asset value of one share would be $10 ($110 divided by 11).

     The net asset value per share of each Portfolio is computed on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded. The NYSE ordinarily closes at 4:00 P.M. Eastern time. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days.

     Under Rule 2a-7, the Money Market Portfolio uses the "amortized cost method" for valuing its portfolio securities provided it meets certain conditions. The conditions imposed under Rule 2a-7 relating to the Portfolio's investments include the following: (i) the Portfolio must not maintain a dollar-weighted average portfolio maturity in excess of 90 days; (ii) it must limit its investments, including repurchase agreements, to those instruments which are denominated in U.S. dollars and which the Fund's Board of Directors determines present minimal credit risks and which are rated in one of the two highest rating categories by the requisite NRSRO(s), as defined in Rule 2a-7; or, in the case of any instrument that is not rated, of comparable quality as determined under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors; (iii) it must limit its investments in the securities of any one issuer (except U.S. Government Securities) to no more than 5% of its assets; (iv) it must limit its investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to no more than 5% of its assets; (v) it must limit its investments in the securities of any one issuer which are rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000; and (vi) it must limit its investments to securities with a remaining maturity of not more than thirteen months. Rule 2a-7 sets forth the method by which the maturity of a security is determined. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio's shares would receive less investment income. The converse would apply in a period of rising interest rates.

     Under Rule 2a-7, the Fund's Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio's net asset value calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

     For the purpose of determining whether there is any deviation between the value of the Portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

     Under Rule 2a-7, if the extent of any deviation between the net asset value per share based upon available market quotations and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

     The portfolio securities of the Portfolios (other than the Money Market Portfolio) that are listed or traded on U.S. or foreign stock exchanges are valued at the last sales price on that day or, lacking any sales on such day, at the mean of the last bid and asked prices available. In cases where securities or other instruments are traded on more than one exchange, such securities or other instruments generally are valued on the exchange designated by the Manager (under procedures established by and under the general supervision and responsibility of the Board of Directors) as the primary market. Securities traded in the OTC market and included in the National Association of Securities Dealers Automated Quotation System ("Nasdaq") are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities and instruments are valued at the mean of the closing bid and asked prices.

     Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities held by the Portfolios (other than the Money Market Portfolio) are valued at amortized cost. When market quotations for options and futures positions and non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Warrants and rights to purchase securities are valued at market value. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

     When a Portfolio writes a call or a put option, an amount equal to the premium received is included in that Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is "marked-to-market" to reflect the current market value of the option. If an option a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium that the Portfolio received. If an option written by a Portfolio expires, it has a gain in the amount of the premium; if it enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     All securities and other assets quoted in foreign currency and forward currency contracts are valued weekly in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Portfolio's Custodian. Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Portfolio's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. The foreign currency exchange transactions of a Portfolio conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Fund's Board of Directors. They are accounted for in the same manner as exchange-listed puts.

                           PURCHASES AND REDEMPTIONS

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share.
No sales charge is paid by the Participating Insurance Company for purchase of shares. Redemptions will be made at the net asset value per share of the Portfolio. Payment is generally made within seven days after receipt of a proper request to redeem. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (ii) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Fund; or
(iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Fund's Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder.

     Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners. The Fund need not accept any purchase order and it may discontinue offering the shares of any Portfolio.

                           SHAREHOLDER COMMUNICATIONS

     Policyowners will receive from the Participating Insurance Companies financial statements of the Fund as required under the 1940 Act. Each report shows the investments owned by the Portfolio and the market values thereof and provides other information about the Fund and its operations.

                                     TAXES

General

     Shares of the Portfolios are offered only to insurance company separate accounts that fund variable annuity contracts ("Contracts"). See the applicable Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Contract holders.

     Each Portfolio is treated as a separate corporation for Federal income tax purposes. In order to qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for each Portfolio other than the Money Market Portfolio, net gains from certain foreign currency transactions) and must meet several additional requirements. With respect to each Portfolio, these requirements include the following:
(1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -
- options or futures, foreign currencies or forward currency contracts that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer.

     As noted in the Prospectus, each Portfolio must, and intends to, comply or continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned in (3) and (4) above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities and political subdivisions all are considered the same issuer.

Income from Foreign Securities

     Dividends and interest received by a Portfolio (other than the Limited-Term Bond Portfolio) may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Foreign Currency Gains and Losses

     For each Portfolio (other than the Money Market Portfolio and Limited-Term Bond Portfolio), gains or losses (1) from the disposition of foreign currencies,
(2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and
(3) that are attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. Gains or losses from these transactions, referred to in the Code as "section 988 transactions," may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders.

Income from Options, Futures Contracts and Currencies

     The use of hedging strategies, such as writing (selling) and purchasing options and futures in a designated hedging transaction and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward currency contracts derived by a Portfolio with respect to its business of investing in securities, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures, and income from the disposition of foreign currencies and forward currency contracts that are not directly related to a Portfolio's principal business of investing in securities (or options and futures with respect to securities), will be subject to the Short-Short Limitation if they are held for less than three months.

     If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio authorized to engage in hedging transactions intends that, when it does so engage, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of each such Portfolio's hedging transactions. To the extent this treatment is not available, such a Portfolio may be forced to defer the closing out of certain options, futures and forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify or continue to qualify as a RIC.

     Any income a Portfolio earns from writing options is taxed as short-term capital gains. If a Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by a Portfolio expires without being exercised, the premium it receives also will be a short-term gain. If such an option is exercised and thus the Portfolio sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gains or losses on the sale. A Portfolio will not write so many options that it could fail to continue to qualify as a RIC.

     Certain options and futures in which a Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply, are "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and for other purposes.

     Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property.
Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

Zero Coupon and Payment-in-Kind Securities

     As the holder of zero coupon or other securities issued with original issue discount, a Portfolio must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Portfolio receives no corresponding payment on the securities during the year. Similarly, a Portfolio must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, in order to satisfy the distribution requirement described above and to avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.
Those distributions will be made from a Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or options or futures, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios. No attempt is made to present a complete explanation of the Federal tax treatment of their activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult with their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Portfolios and to dividends and other distributions therefrom.

                          DIVIDENDS AND DISTRIBUTIONS

     It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Market Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio. The Money Market Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio, plus or minus realized gains or losses on portfolio securities, less the Portfolio's expenses.

     Dividends on the Money Market Portfolio are declared and reinvested daily in additional full and fractional shares. Dividends from investment income of the Growth Portfolio, the Bond Portfolio, the High Income Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Limited-Term Bond Portfolio and the Asset Strategy Portfolio will usually be declared, paid and reinvested annually in December in additional full and fractional shares of the respective Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and on shares the day they are redeemed. Under the amortized cost procedures which pertain to the Money Market Portfolio in certain circumstances dividends of the Money Market Portfolio might be eliminated or reduced.

     All net realized long-term or short-term capital gains of the Portfolios, if any, other than short-term capital gains of the Money Market Portfolio, are declared and distributed annually in December to the shareholders of the Portfolios to which such gains are attributable.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     One of the duties undertaken by the Manager in the Management Agreement is the purchase and sale of securities for the Portfolios. Purchases and sales of securities for the Money Market Portfolio and of securities for the other Portfolios, other than those for which an exchange is the primary market, are generally done with underwriters, dealers acting as principals ("dealers") or directly with issuers. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked prices. If the execution and price offered by more than one dealer are equal, the order may be allocated to a dealer which has provided research advice, quotations on portfolio securities or other services. Brokerage commissions are paid on such transactions only if it appears likely that a better price or execution can be obtained.

     To effect the portfolio transactions of each Portfolio in securities traded on an exchange, the Manager is authorized to engage broker-dealers ("brokers") which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to achieve "best execution" (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others ("brokerage services") considered by the Manager to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which the Manager or its affiliates has investment discretion.

     Brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (ii) furnishing analyses and reports, or (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). "Investment discretion" is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such brokerage services may be higher than another qualified broker would charge if a good faith determination is made by the Manager that the commission is reasonable in relation to the services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Manager or its affiliates.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Manager or its affiliates and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by the Manager.

     Such investment research, which may be supplied by a third party at the instance of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager; serves to make available additional views for consideration and comparisons; and enables the Manager to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

     The individual who manages a Portfolio may manage other advisory accounts with similar investment objectives. It can be anticipated that the Manager will frequently place concurrent orders for all or most accounts for which the Manager has responsibility. Combining purchases and sales in that manner may result in a lower negotiated commission being paid for the transaction.
However, large transactions could affect the price of the securities by driving the price up in the case of a purchase by the accounts or driving the price down in the case of a sale.

     The table below sets forth the brokerage commissions paid during the fiscal years ended December 31, 1994, 1993 and 1992:

                                Periods ended December 31,**
                             -------------------------------
                               1994        1993         1992
                               ----        ----         ----
Bond Portfolio           $      ---  $      ---     $    ---
High Income Portfolio         1,268       1,580          ---
Growth Portfolio          1,567,746   1,163,320      433,732
Money Market Portfolio          ---         ---          ---
Income Portfolio            199,012     150,525       70,663
International Portfolio*     49,880
Small Cap Portfolio*          3,450
Balanced Portfolio*           6,437
Limited-Term Bond Portfolio*    ---
                         ----------    --------     --------
                         $1,827,793  $1,315,425     $504,395
                         ==========  ==========     ========

    *Began operations April 29, 1994.
   **The Asset Strategy Portfolio began operations in 1995.

     The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 1994. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

                                    Amount of      Brokerage
                               Transactions**    Commissions
                                 ------------    -----------
Bond Portfolio                   $        ---     $      ---
High Income Portfolio                 378,965          1,220
Growth Portfolio                  795,585,108      1,210,170
Money Market Portfolio                    ---            ---
Income Portfolio                  101,528,224        162,569
International Portfolio*            9,766,844         31,002
Small Cap Portfolio*                  386,396            660
Balanced Portfolio*                   676,809          1,401
Limited-Term Bond Portfolio*              ---            ---
                                 ------------     ----------
                                 $908,322,346     $1,407,022
                                 ============     ==========

    *Began operations April 29, 1994.
   **The Asset Strategy Portfolio began operations in 1995.

                             DIRECTORS AND OFFICERS

     The day-to-day affairs of the Fund are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Fund and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors.

     The principal occupation of each Director and officer during at least the past five years is given below. Each of the persons listed through and including Mr. Wright is a member of the Fund's Board of Directors. The other persons are officers but not Board members. For purposes of this section, the term "Fund Complex" includes the Fund, each of the funds in the United Group of Mutual Funds, Waddell & Reed Funds, Inc., Torchmark Government Securities Fund, Inc. and Torchmark Insured Tax-Free Fund, Inc.

     Each of the Fund's Directors is also a Director of each of the funds in the Fund Complex and each of the Fund's officers is also an officer of one or more of the funds in the Fund Complex.

RONALD K. RICHEY*
2001 Third Avenue South
Birmingham, Alabama 35233
     Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors of Waddell & Reed Financial Services, Inc., United Investors Management Company and United Investors Life Insurance Company; Chairman of the Board of Directors and Chief Executive Officer of Torchmark Corporation; Chairman of the Board of Directors of Vesta Insurance Group, Inc., formerly, Chairman of the Board of Directors of Waddell & Reed, Inc. Father of Linda Graves, Director of the Fund and each of the other funds in the Fund Complex.

KEITH A. TUCKER*
     President of the Fund and each of the other funds in the Fund Complex; President, Chief Executive Officer and Director of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Directors of WRIMCO, Waddell & Reed, Inc., Waddell & Reed Services Company, Waddell & Reed Asset Management Company and Torchmark Distributors, Inc., an affiliate of Waddell & Reed, Inc.; Vice Chairman of the Board of Directors, Chief Executive Officer and President of United Investors Management Company; Vice Chairman of the Board of Directors of Torchmark Corporation; Director of Southwestern Life Corporation; formerly, partner in Trivest, a private investment concern; formerly, Director of Atlantis Group, Inc., a diversified company.

HENRY L. BELLMON
Route 1
P. O. Box 26
Red Rock, Oklahoma  74651
     Rancher; Professor, Oklahoma State University; formerly, Governor of Oklahoma; prior to his current service as Director of the funds in the United Group, TMK/United Funds, Inc., Waddell & Reed Funds, Inc., Torchmark Government Securities Fund, Inc. and Torchmark Insured Tax-Free Fund, Inc., he served in such capacity for the funds in the United Group and TMK/United Funds, Inc.

DODDS I. BUCHANAN
905 13th Street
Boulder, Colorado  80302
     Advisory Director, The Hand Companies; President, Buchanan Ranch Corp.; formerly, Senior Vice President and Director of Marketing Services, The Meyer Group of Management Consultants; formerly, Chairman, Department of Marketing, Transportation and Tourism, University of Colorado; formerly, Professor of Marketing, College of Business, University of Colorado.

JAY B. DILLINGHAM
926 Livestock Exchange Building
Kansas City, Missouri  64102
     Formerly, President and Director of Kansas City Stock Yards Company; formerly, Partner in Dillingham Farms, a farming operation.

LINDA GRAVES*
1 South West Cedar Crest Road
Topeka, Kansas 66606
     First Lady of Kansas; formerly, partner, Levy and Craig, P.C., a law firm. Daughter of Ronald K. Richey, Chairman of the Board of the Fund and each of the other funds in the Fund Complex.

JOHN F. HAYES*
335 N. Washington
Suite 260
Hutchinson, Kansas  67504-2977
     Director of Central Bank and Trust; formerly, President of Gilliland & Hayes, P.A., a law firm.

GLENDON E. JOHNSON
7300 Corporate Center Drive
P. O. Box 020270
Miami, Florida  33126-1208
     Director and Chief Executive Officer of John Alden Financial Corporation and subsidiaries.

JAMES B. JUDD
No. 1 Ward Parkway
Suite 138
Kansas City, Missouri 64112
     Retired; formerly, partner, KPMG Peat Marwick. A petition relating to Mr. Judd's property was filed under the Federal bankruptcy laws and is now final.

WILLIAM T. MORGAN*
1799 Westridge Road
Los Angeles, California 90049
     Retired; formerly, Chairman of the Board of Directors and President of the Fund and each fund in the Fund Complex then in existence (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President, Director and Chief Executive Officer of WRIMCO and Waddell & Reed, Inc.; formerly, Chairman of the Board of Directors of Waddell & Reed Services Company; formerly, Director of Waddell & Reed Asset Management Company, United Investors Management Company and United Investors Life Insurance Company, affiliates of Waddell & Reed, Inc.

DOYLE PATTERSON
1030 West 56th Street
Kansas City, Missouri  64113
     Associated with Republic Real Estate, engaged in real estate management and investment; formerly, Director of The Vendo Company, a manufacturer and distributor of vending machines.

ELEANOR B. SCHWARTZ
5100 Rockhill Road
Kansas City, Missouri 64110
     Chancellor, University of Missouri-Kansas City; formerly, Interim Chancellor, University of Missouri-Kansas City; formerly, Vice Chancellor for Academic Affairs, University of Missouri-Kansas City.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
     Retired.

PAUL S. WISE
P. O. Box 5248
8648 Silver Saddle Drive
Carefree, Arizona  85377
     Director of Potash Corporation of Saskatchewan.

LESLIE S. WRIGHT
2302 Brookshire Place
Birmingham, Alabama  35213
     Chancellor of Samford University; formerly, Director of City Federal Savings and Loan Association; formerly, President of Samford University.

Robert L. Hechler
     Vice President and Principal Financial Officer of the Fund and each of the other funds in the Fund Complex; Vice President, Chief Operations Officer, Director and Treasurer of Waddell & Reed Financial Services, Inc.; Executive Vice President, Principal Financial Officer, Director and Treasurer of WRIMCO; President, Chief Executive Officer, Principal Financial Officer, Director and Treasurer of Waddell & Reed, Inc.; Director and Treasurer of Waddell & Reed Asset Management Company; President, Director and Treasurer of Waddell & Reed Services Company; Vice President, Treasurer and Director of Torchmark Distributors, Inc.

Henry J. Herrmann
     Vice President of the Fund and each of the other funds in the Fund Complex; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO and Waddell & Reed Asset Management Company; Senior Vice President and Chief Investment Officer of United Investors Management Company.

Theodore W. Howard
     Vice President, Treasurer and Principal Accounting Officer of the Fund and each of the other funds in the Fund Complex; Vice President of Waddell & Reed Services Company.

Sharon K. Pappas
     Vice President, Secretary and General Counsel of the Fund and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial Services, Inc.; Senior Vice President, Secretary and General Counsel of WRIMCO and Waddell & Reed, Inc.; Director, Senior Vice President, Secretary and General Counsel of Waddell & Reed Services Company; Director, Secretary and General Counsel of Waddell & Reed Asset Management Company; Vice President, Secretary and General Counsel of Torchmark Distributors, Inc.; formerly, Assistant General Counsel of WRIMCO, Waddell & Reed Financial Services, Inc., Waddell & Reed, Inc., Waddell & Reed Asset Management Company and Waddell & Reed Services Company.

James C. Cusser
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Kidder Peabody & Company.

Antonio Intagliata
     Vice President of the Fund and one other fund in the Fund Complex; Senior Vice President of the Manager; formerly, Senior Vice President of Waddell & Reed, Inc.

Richard K. Poettgen
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc.

Cynthia P. Prince-Fox
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; employee of Waddell & Reed, Inc.

Louise D. Rieke
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; formerly, Vice President of Waddell & Reed, Inc.

Mark G. Seferovich
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; formerly, a fund manager with Securities Management Company, a brokerage firm; formerly, Vice President of Waddell & Reed, Inc.

W. Patrick Sterner
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; formerly, Chief Investment Officer of the Merchants Bank.

Carl E. Sturgeon
     Vice President of the Fund and eleven other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc.

Russell E. Thompson
     Vice President of the Fund and two other funds in the Fund Complex; Senior Vice President of the Manager; Vice President of Waddell and Reed Asset Management Company; formerly, Senior Vice President of Waddell & Reed, Inc.

James D. Wineland
     Vice President of the Fund and three other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc.

Mark L. Yockey
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager.

     The address of each person is 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217 unless a different address is given.

     As of the date of this SAI, five of the Funds' Directors may be deemed to be "interested persons" as defined in the 1940 Act of the Manager and Waddell & Reed, Inc. The Directors who may be deemed to be "interested persons" are indicated as such by an asterisk.

     The Board has created an honorary position of Director Emeritus, which position a Director may elect after resignation from the Board provided the Director has attained the age of 75 and has served as a Director of the Funds for a total of at least five years. A Director Emeritus receives fees in recognition of his past services whether or not services are rendered in his capacity as Director Emeritus, but has no authority or responsibility with respect to management of the Fund. Currently, no person serves as Director Emeritus.

     The Fund, the Funds in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. pay to each Director $40,000 per year, plus $1,000 for each meeting of the Board of Directors attended (prior to January 1, 1995 each Director received $500 for each meeting of the Board of Directors attended) and $500 for each committee meeting attended which is not in conjunction with a Board of Directors meeting, other than Directors who are affiliates of Waddell & Reed, Inc. The fees are divided among the Portfolios, the funds in the United Group and the series of Waddell & Reed Funds, Inc. based on their relative net asset size. During the Fund's fiscal year ended December 31, 1994, the Fund's Directors received the following fees for service as a director:

                               COMPENSATION TABLE
                                         Pension
                                      or Retirement      Total
                         Aggregate       Benefits     Compensation
                        Compensation    Accrued As     From Fund
                            From       Part of Fund     and Fund
Director                    Fund         Expenses       Complex
--------                ------------  --------------  ------------
Ronald K. Richey         $     0             $0        $     0
Keith A Tucker                 0              0              0
Henry L. Bellmon           2,140              0         43,000
Dodds I. Buchanan          2,140              0         43,000
Jay B. Dillingham          2,140              0         43,000
John F. Hayes              2,140              0         43,000
Glendon E. Johnson         2,140              0         43,000
William T. Morgan          1,653              0         32,000
Doyle Patterson            2,140              0         43,000
Frederick Vogel III        2,140              0         43,000
Paul S. Wise               2,118              0         42,500
Leslie S. Wright           2,063              0         41,500

     Ms. Graves, Ms. Schwartz and Mr. Judd were elected as Directors on July 12, 1995. The officers are paid by the Manager or its affiliates.

                               OTHER INFORMATION

Capital Stock

     The Fund was incorporated in Maryland on December 2, 1986. Capital stock is currently divided into the following classes which are a type of class designated a "series" as that term is defined in the Articles of Incorporation of the Fund: the Money Market Portfolio, the Bond Portfolio, the High Income Portfolio, the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, and the Limited-Term Bond Portfolio and the Asset Strategy Portfolio.

     The balance of shares authorized but not divided into classes may be issued to an existing Portfolio, or to new series having the number of shares and descriptions, powers, and rights, and the qualifications, limitations, and restrictions as the Board of Directors may determine. The Board of Directors may also change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

     Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

Voting Rights

     All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

     Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Management Agreement) will be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, will be voted on separately by the Portfolio.

     Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Series; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The phrase "a majority of the outstanding voting securities" of a series (or of a Fund) means the vote of the lesser of: (1) 67% of the shares of a series (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a series (or a Fund).

     To the extent required by law, Policyholders are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS
Banks and Savings and Loans - 3.54%
 Bank of Boston Corporation  .............   100,000 $  2,587,500
 City National Corporation  ..............   100,000    1,062,500
 First Chicago Corporation  ..............    60,000    2,865,000
 Grupo Financiero Bancomer, S.A. de
   C.V., C (A)............................ 1,000,000      550,000
 Midlantic Corporation  ..................    75,000    1,992,150
 Roosevelt Financial Group, Inc.  ........    50,000      746,850
   Total .................................              9,804,000

Biotechnology and Medical Services - 0.59%
 Centocor, Inc.*  ........................   100,000    1,631,200

Building - 0.52%
 United Dominion Realty Trust, Inc.  .....   100,000    1,437,500

Chemicals Major - 3.24%
 Air Products & Chemicals, Inc.  .........    75,000    3,346,875
 du Pont (E.I.) de Nemours and Company  ..   100,000    5,625,000
   Total .................................              8,971,875

Computers and Office Equipment - 5.99%
 Cerner Corporation*  ....................    18,200      805,350
 Compuware Corporation*  .................   100,000    3,587,500
 General Motors Corporation, Class E  ....    90,000    3,465,000
 HBO & Company  ..........................    50,000    1,718,750
 Informix Corporation*  ..................   100,000    3,206,200
 International Business Machines
   Corporation ...........................    40,000    2,940,000
 Parametric Technology Corporation* ......    25,000      859,375
   Total .................................             16,582,175

Domestic Oil - 0.28%
 Seagull Energy Corporation*  ............    40,000      765,000

Drugs and Hospital Supply - 4.96%
 Abbott Laboratories  ....................   150,000    4,893,750
 Baxter International Inc.  ..............   100,000    2,825,000
 Schering-Plough Corporation  ............    50,000    3,700,000
 Warner-Lambert Company  .................    30,000    2,310,000
   Total .................................             13,728,750

Electrical Equipment - 5.30%
 Emerson Electric Co.  ...................   100,000    6,250,000
 General Electric Company  ...............   165,000    8,415,000
   Total .................................             14,665,000


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Electronics - 5.31%
 cisco Systems, Inc.*  ...................    85,000 $  2,980,270
 Hewlett-Packard Company  ................    50,000    4,993,750
 Level One Communications, Incorporated*      50,000      762,500
 Micron Technology, Inc.  ................    50,000    2,206,250
 Texas Instruments Incorporated  .........    50,000    3,743,750
   Total .................................             14,686,520

Financial - 1.01%
 American Express Company  ...............    75,000    2,212,500
 Grupo Financiero Banamex Accival, S.A.
   de C.V., C (A) ........................   200,000      576,000
   Total .................................              2,788,500

Food and Related - 2.96%
 CPC International Inc.  .................    60,000    3,195,000
 Pet Incorporated  .......................   125,000    2,468,750
 Sara Lee Corporation  ...................   100,000    2,525,000
   Total .................................              8,188,750

Hospital Management - 6.20%
 American Medical Holdings, Inc.*   ......   100,000    2,412,500
 Columbia/HCA Healthcare Corporation  ....   150,000    5,475,000
 National Medical Enterprises, Inc.*  ....   300,000    4,237,500
 Sierra Health Services, Inc.*  ..........    73,600    2,327,600
 United HealthCare Corporation  ..........    60,000    2,707,500
   Total .................................             17,160,100

Insurance - 6.40%
 American General Corporation  ...........   150,000    4,237,500
 American Re Corporation*  ...............    75,000    2,418,750
 First Colony Corporation  ...............   100,000    2,237,500
 NWNL Companies, Inc. (The)  .............    50,000    1,450,000
 National Re Corporation  ................    45,900    1,204,875
 PartnerRe Holding, Ltd.  ................   100,000    2,075,000
 Presidential Life Corporation  ..........   100,000      518,700
 TIG Holdings, Inc.  .....................   125,000    2,343,750
 USLIFE Corporation  .....................    35,000    1,220,625
   Total .................................             17,706,700

Leisure Time - 3.42%
 Comcast Corporation, Class A  ...........   150,000    2,353,050
 Tele-Communications, Inc., Class A*  ....   125,000    2,726,500
 Time Warner Incorporated  ...............   125,000    4,390,625
   Total .................................              9,470,175

Machinery - 0.40%
 Ingersoll-Rand Company  .................    35,000    1,102,500


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Metals and Mining - 1.12%
 Phelps Dodge Corporation  ...............    50,000 $  3,093,750

Multi-Industry - 2.40%
 ITT Corporation  ........................    75,000    6,646,875

Public Utilities - Electric - 3.49%
 Peco Energy Company  ....................   100,000    2,450,000
 Unicom Corporation  .....................   300,000    7,200,000
   Total .................................              9,650,000

Railroads - 4.99%
 Chicago and North Western Transportation
   Company* ..............................   100,000    1,925,000
 Kansas City Southern Industries, Inc.  ..    76,000    2,346,500
 Norfolk Southern Corporation  ...........    75,000    4,546,875
 Southern Pacific Rail Corporation*  .....   125,000    2,265,625
 Union Pacific Corporation  ..............    60,000    2,737,500
   Total .................................             13,821,500

Retailing - 0.85%
 Charming Shoppes Inc.  ..................   100,000      656,200
 Family Dollar Stores, Inc.  .............   135,000    1,687,500
   Total .................................              2,343,700

Steel - 1.16%
 National Steel Corporation, Class B*  ...   100,000    1,450,000
 USX Corporation - U.S. Steel Group  .....    50,000    1,775,000
   Total .................................              3,225,000

Telecommunications - 8.49%
 AT&T Corporation  .......................   150,000    7,537,500
 LDDS Communications, Inc.*  .............    40,000      780,000
 MCI Communications Corporation  .........   200,000    3,687,400
 Motorola, Inc.  .........................    50,000    2,893,750
 Ortel Corporation*  .....................   117,000    3,071,250
 Sprint Corporation  .....................    50,000    1,381,250
 Telefonaktiebolaget LM Ericsson,
   ADR, Class B ..........................    75,000    4,143,750
   Total .................................             23,494,900

TOTAL COMMON STOCKS - 72.62%                         $200,964,470
 (Cost: $210,483,893)

PREFERRED STOCKS
Hospital Management - 0.76%
 National Health Investors,
   Convertible ...........................    90,000    2,103,750

Telecommunications - 0.81%
 Nokia Corporation*  .....................    30,000    2,250,000


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

TOTAL PREFERRED STOCKS - 1.57%                       $  4,353,750
 (Cost: $4,451,929)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 2.86%
 ANZ (Delaware) Inc.,
   6.02%, 1-4-95 .........................   $ 7,000    6,996,488
 U.S. Bancorp,
   Master Note ...........................       918      918,000
   Total .................................              7,914,488

Chemicals Specialty and Miscellaneous
 Technology - 3.65%
 Minnesota Mining and Manufacturing
   Company,
   5.8%, 1-6-95 ..........................    10,105   10,096,860

Computers and Office Equipment - 1.80%
 Honeywell Inc.,
   6.05%, 1-19-95 ........................     5,000    4,984,875

Consumer Electronics and Appliances - 1.74%
 TDK (USA) Corp.,
   6.03%, 1-20-95 ........................     4,835    4,819,612

Drugs and Hospital Supply - 1.65%
 Baxter International Inc.,
   6.2%, 1-31-95 .........................     4,600    4,576,233

Financial - 1.99%
 Textron Financial Corp.,
   6.25%, 1-12-95 ........................     2,800    2,794,653
 USAA Capital Corp.,
   5.95%, 1-19-95 ........................     2,715    2,706,923
   Total .................................              5,501,576

Food and Related - 2.91%
 ConAgra, Inc.,
   6.0%, 1-11-95 .........................     2,495    2,490,842
 General Mills, Inc.,
   Master Note ...........................       855      855,000
 Heinz (H.J.) Company,
   5.9%, 1-23-95 .........................     4,200    4,184,857
 Sara Lee Corporation,
   Master Note............................       531      531,392
   Total .................................              8,062,091


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Paper - 1.14%
 Champion International Corporation,
   6.15%, 1-9-95 .........................   $ 3,145 $  3,140,702

Public Utilities - Electric - 5.29%
 PS Colorado Credit Corp.,
   6.18%, 1-13-95 ........................     3,250    3,243,305
 Pacificorp,
   6.05%, 1-13-95 ........................     2,000    1,995,967
 Potomac Electric Power Co.,
   6.03%, 1-13-95 ........................     3,395    3,388,176
 Western Resources Inc.,
   6.18%, 1-6-95 .........................     6,000    5,994,850
   Total .................................             14,622,298

Public Utilities - Gas - 1.39%
 Bay State Gas Co.,
   5.98%, 1-13-95 ........................     3,850    3,842,326

Public Utilities - Pipeline - 1.42%
 Enron Corp.,
   6.0%, 1-31-95 .........................     3,950    3,930,250

TOTAL SHORT-TERM SECURITIES - 25.84%                 $ 71,491,311
 (Cost: $71,491,311)

TOTAL INVESTMENT SECURITIES - 100.03%                $276,809,531
 (Cost: $286,427,133)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)       (72,896)

NET ASSETS - 100.00%                                 $276,736,635


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS
Aerospace - 0.96%
 Boeing Company (The)  ...................    24,500 $  1,145,375
 Sundstrand Corporation  .................    21,000      955,500
   Total .................................              2,100,875

Airlines - 1.51%
 AMR Corporation*  .......................    28,000    1,491,000
 Southwest Airlines Co.  .................   108,000    1,809,000
   Total .................................              3,300,000

Automotive - 6.73%
 Chrysler Corporation  ...................    75,500    3,699,500
 Daimler-Benz AG, ADS  ...................    10,460      515,155
 Dana Corporation  .......................    53,000    1,238,875
 Eaton Corporation  ......................    35,000    1,732,500
 Ford Motor Company  .....................   130,500    3,654,000
 General Motors Corporation  .............    69,500    2,936,375
 Magna Group, Inc., Class A  .............    24,500      940,188
   Total .................................             14,716,593

Banks and Savings and Loans - 2.50%
 Citicorp  ...............................    52,000    2,151,500
 First Bank Systems, Inc.  ...............    35,000    1,163,750
 First Interstate Bancorp  ...............    21,000    1,420,125
 Midlantic Corporation  ..................    28,000      743,736
   Total .................................              5,479,111

Beverages - 1.12%
 PepsiCo, Inc.  ..........................    67,500    2,446,875

Biotechnology and Medical Services - 1.81%
 Medtronic, Inc.  ........................    28,000    1,557,500
 Ventritex, Inc.*  .......................    89,000    2,397,393
   Total .................................              3,954,893

Building - 5.84%
 Armstrong World Industries, Inc.  .......    62,500    2,406,250
 Centex Corporation  .....................    82,000    1,865,500
 Georgia-Pacific Corporation  ............    29,500    2,109,250
 Louisiana-Pacific Corporation  ..........    47,000    1,280,750
 Pulte Corporation  ......................    89,200    2,051,600
 Temple-Inland Inc.  .....................    24,500    1,105,563
 Weyerhaeuser Company  ...................    52,000    1,950,000
   Total .................................             12,768,913


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Chemicals Major - 6.60%
 Air Products & Chemicals, Inc.  .........    70,000 $  3,123,750
 Albemarle Corporation  ..................    72,800    1,010,100
 du Pont (E.I.) de Nemours and Company  ..    68,500    3,853,125
 PPG Industries, Inc.  ...................    87,000    3,229,875
 Praxair, Inc.  ..........................    69,500    1,424,750
 Union Carbide Corporation  ..............    61,000    1,791,875
   Total .................................             14,433,475

Chemicals Specialty and Miscellaneous Technology - 5.15%
 Betz Laboratories, Inc.  ................    35,000    1,548,750
 Geon Company (The)  .....................   100,600    2,753,925
 Minnesota Mining and Manufacturing
   Company ...............................    35,000    1,868,125
 Polaroid Corporation  ...................    97,500    3,168,750
 Xerox Corporation  ......................    19,500    1,930,500
   Total .................................             11,270,050

Computers and Office Equipment - 3.55%
 General Motors Corporation, Class E  ....    69,500    2,675,750
 International Business Machines
   Corporation ...........................    35,000    2,572,500
 Microsoft Corporation*  .................    21,000    1,286,250
 Oracle Systems Corporation*  ............    28,000    1,239,000
   Total .................................              7,773,500

Consumer Electronics and Appliances - 1.62%
 Harman International Industries,
   Incorporated ..........................    23,000      851,000
 Whirlpool Corporation  ..................    53,500    2,688,375
   Total .................................              3,539,375

Electrical Equipment - 2.72%
 Emerson Electric Co.  ...................    28,000    1,750,000
 General Electric Company  ...............    82,500    4,207,500
   Total .................................              5,957,500

Electronics - 8.38%
 AMP Incorporated  .......................    38,500    2,800,875
 Analog Devices, Inc.*  ..................   101,000    3,547,625
 Applied Materials, Inc.*  ...............    60,000    2,520,000
 cisco Systems, Inc.*  ...................    69,500    2,436,809
 Intel Corporation  ......................    52,500    3,346,875
 LSI Logic Corporation*  .................    67,200    2,713,200
 Molex Inc., Class A  ....................    31,250      976,563
   Total .................................             18,341,947


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Engineering and Construction - 0.93%
 Fluor Corporation  ......................    28,000 $  1,207,500
 Foster Wheeler Corporation  .............    28,000      833,000
   Total .................................              2,040,500

Financial - 2.20%
 Federal Home Loan Mortgage Corporation  .    35,000    1,767,500
 Federal National Mortgage Association  ..    20,500    1,493,938
 Household International, Inc.  ..........    42,000    1,559,250
   Total .................................              4,820,688

Food and Related - 1.33%
 CPC International Inc.  .................    35,000    1,863,750
 Pet Incorporated  .......................    53,500    1,056,625
   Total .................................              2,920,375

Hospital Management - 0.93%
 United Healthcare Corp.  ................    45,000    2,030,625

Household Products - 3.60%
 Colgate-Palmolive Company  ..............    42,000    2,661,750
 Gillette Company (The)  .................    35,000    2,616,250
 Procter & Gamble Company (The)  .........    42,000    2,604,000
   Total..................................              7,882,000

Leisure Time - 2.34%
 Walt Disney Company (The)  ..............    49,000    2,260,125
 McDonald's Corporation  .................    97,500    2,851,875
   Total .................................              5,112,000

Machinery - 6.61%
 Caterpillar Inc.  .......................   109,500    6,036,188
 Clark Equipment Company  ................    35,000    1,898,750
 Deere & Company  ........................    47,500    3,146,875
 Ingersoll-Rand Company  .................    28,000      882,000
 Parker Hannifin Corporation  ............    28,000    1,274,000
 Trinova Corporation  ....................    42,000    1,233,750
   Total .................................             14,471,563

Metals and Mining - 0.55%
 Phelps Dodge Corporation  ...............    19,500    1,206,563

Multi-Industry - 2.05%
 ITT Corporation  ........................    50,500    4,475,563

Paper - 2.15%
 International Paper Company  ............    40,500    3,052,688
 Union Camp Corporation  .................    35,000    1,649,375
   Total .................................              4,702,063


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Railroads - 3.33%
 CSX Corporation  ........................    24,500 $  1,705,813
 Conrail, Inc.  ..........................    42,000    2,121,000
 Norfolk Southern Corporation  ...........    21,000    1,273,125
 Southern Pacific Rail Corporation*  .....    32,000      580,000
 Union Pacific Corporation  ..............    35,000    1,596,875
   Total .................................              7,276,813

Retailing - 10.68%
 Circuit City Stores, Inc.  ..............   111,500    2,480,875
 Dayton Hudson Corporation  ..............    32,500    2,299,375
 Dillard Department Stores, Inc.,
   Class A ...............................    66,000    1,765,500
 Gap, Inc. (The)  ........................    49,000    1,494,500
 Home Depot, Inc. (The)  .................    53,500    2,461,000
 Limited, Inc. (The)  ....................    52,000      942,500
 May Department Stores Company (The)  ....    67,500    2,278,125
 Nordstrom, Inc.  ........................    26,000    1,095,250
 OfficeMax, Inc.*  .......................    46,500    1,232,250
 Penney (J.C.) Company, Inc.  ............    47,000    2,097,375
 Sears, Roebuck and Co.  .................    14,000      644,000
 Tommy Hilfiger Corporation*  ............    54,400    2,454,800
 Toys "R" Us Inc.*  ......................    21,000      640,500
 Wal-Mart Stores, Inc.  ..................    69,500    1,476,875
   Total .................................             23,362,925

Telecommunications - 9.02%
 AT&T Corporation  .......................    35,000    1,758,750
 BellSouth Corporation  ..................    22,000    1,190,750
 General Instrument Corporation*  ........    69,500    2,085,000
 MCI Communications Corporation  .........   130,000    2,396,810
 MFS Communications Company, Inc.*  ......    29,900      986,700
 Motorola, Inc.  .........................   115,500    6,684,563
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR  .........................    35,000    1,933,750
 Vanguard Cellular Systems, Inc.,
   Class A* ..............................   105,000    2,690,625
   Total .................................             19,726,948


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Tire and Rubber - 1.07%
 Goodyear Tire & Rubber Company (The)  ...    69,500 $  2,336,938

TOTAL COMMON STOCKS - 95.28%                         $208,448,671
 (Cost: $192,074,625)

TOTAL SHORT-TERM SECURITIES - 4.75%                  $ 10,395,856
 (Cost: $10,395,856)

TOTAL INVESTMENT SECURITIES - 100.03%                $218,844,527
 (Cost: $202,470,481)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)       (70,925)

NET ASSETS - 100.00%                                 $218,773,602


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS
Australia - 2.14%
 Westpac Banking Corp. (A)  ..............   165,500  $   556,742

Finland - 8.88%
 Enso-Gutzeit Oy (A)  ....................    40,400      347,036
 Kymmene (A)  ............................    13,000      353,964
 Metsa Serla Oy, Class B (A)  ............    20,000      878,080
 Nokia Corporation (A)  ..................     2,950      435,874
 Tampella Oy (A)*  .......................   100,000      295,500
   Total .................................              2,310,454

France - 5.52%
 Credit Lyonnais SA (A)*  ................     4,700      389,245
 Lapeyre (A)  ............................     6,625      333,913
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     2,700      351,095
 Television Francaise 1-TF1 (A)  .........     4,000      362,900
   Total .................................              1,437,153

Germany - 7.37%
 Dorries Scharmann AG (A)*  ..............     1,000      122,620
 Mannesman AG (A)  .......................     2,000      544,690
 TRAUB AG (A)*  ..........................     4,000      552,436
 VEBA AG (A)  ............................     2,000      696,998
   Total .................................              1,916,744

Japan - 3.82%
 Hitachi (A)  ............................    30,000      297,420
 NEC (A)  ................................    16,000      182,848
 NKK (A)*  ...............................   120,000      331,920
 Sharp (A)  ..............................    10,000      180,450
   Total .................................                992,638

Mexico - 3.65%
 Cemex, S.A., CPO Shares (A)  ............    41,500      204,180
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., B (A) ...................    43,000      215,000
 Grupo Carso, S.A. de C.V., Class 1 (A)*      29,000      213,150
 Grupo Financiero Bancomer, S.A. de
   C.V., C (A) ...........................   286,000      157,300
 Grupo Iusacell S.A. de C.V., D, ADS*  ...     1,400       22,400
 Grupo Iusacell S.A. de C.V., L, ADS*  ...     1,400       26,075
 Telefonos de Mexico S.A. de C.V., ADR  ..     2,700      110,700
   Total .................................                948,805

Norway - 2.29%
 Den Norske Luftfartselskap A/S,
   Class B (A)* ..........................    18,900      594,972


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Sweden - 10.77%
 ASTRA AB A (A)  .........................    14,000  $   361,592
 Avesta Sheffield AB (A)*  ...............    20,000      197,740
 Kinnevik (A)  ...........................    21,500      711,478
 Skandia Enskilda Banken, Class A (A)*  ..    91,000      520,247
 Trelleburg AB, Series B (A)*  ...........    30,000      437,850
 AB Volvo (A)  ...........................    30,500      574,407
   Total .................................              2,803,314

United Kingdom - 6.79%
 AMEC (A)  ...............................   210,000      226,800
 BTR PLC (A)  ............................    40,000      183,880
 House of Fraser PLC (A)  ................   111,000      303,363
 Next plc (A)  ...........................   131,000      527,275
 Pilkington PLC (A)  .....................   104,000      270,400
 United Biscuits (Holdings) Public
   Limited Co. (A) .......................    50,000      256,100
   Total .................................              1,767,818

TOTAL COMMON STOCKS - 51.23%                         $ 13,328,640
 (Cost: $13,979,307)

PREFERRED STOCK - 1.15%
Germany
 Hornbach-Baumarkt-AG (A)  ...............       300  $   300,097
 (Cost: $313,526)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.57%
 U.S. Bancorp,
   Master Note ...........................   $   930      930,000

Consumer Electronics and Appliances - 2.68%
 TDK (USA) Corp.,
   6.03%, 1-20-95 ........................       700      697,772

Financial - 20.69%
 BHP Finance (USA) Inc.,
   6.02%, 1-31-95 ........................     1,000      994,983
 International Business Machines Credit
   Corporation,
   7.25%, 1-3-95 .........................       600      599,758
 Kerr-McGee Credit Corp.,
   6.2%, 1-11-95 .........................       600      598,967


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Financial (Continued)
 Nestle Capital Corp.,
   5.9%, 1-31-95 .........................   $   700  $   696,558
 PHH Corp.,
   6.02%, 1-27-95 ........................       700      696,957
 Textron Financial Corp.,
   6.25%, 1-12-95 ........................       700      698,663
 USAA Capital Corp.,
   5.95%, 1-19-95 ........................       600      598,215
 USL Capital Corp.,
   6.0%, 1-17-95 .........................       500      498,667
   Total .................................              5,382,768

Food and Related - 9.80%
 ConAgra, Inc.,
   6.0%, 1-11-95 .........................       700      698,833
 General Mills, Inc.,
   Master Note ...........................       950      950,000
 Sara Lee Corporation,
   Master Note............................       900      900,402
   Total .................................              2,549,235

Paper - 3.07%
 Champion International Corporation,
   6.0%, 1-19-95 .........................       800      797,600

Public Utilities - Electric - 4.22%
 Potomac Electric Power Co.,
   6.0%, 1-13-95 .........................       600      598,794
 Public Service Co. of Colorado,
   6.18%, 1-13-95 ........................       500      498,970
   Total .................................              1,097,764

Public Utilities - Gas - 2.68%
 Questar Corp.,
   6.05%, 1-20-95 ........................       700      697,765

TOTAL SHORT-TERM SECURITIES - 46.71%                  $12,152,904
 (Cost: $12,152,904)

TOTAL INVESTMENT SECURITIES - 99.09%                  $25,781,641
 (Cost: $26,445,737)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.91%         237,993

NET ASSETS - 100.00%                                  $26,019,634


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS
Biotechnology and Medical Services - 5.05%
 EP Technologies, Inc.*  .................    50,000  $   453,100
 Protocol Systems, Inc.*  ................    16,000      144,000
 Pyxis Corp.*  ...........................     5,000       95,310
 St. Jude Medical, Inc.  .................     1,000       39,500
 Ventritex, Inc.*  .......................     3,000       80,811
   Total .................................                812,721

Computers and Office Equipment - 15.65%
 Affiliated Computer Services, Inc.,
   Class A* ..............................    10,000      217,500
 America Online, Inc.*.  .................     2,000      112,000
 Broderbund Software, Inc.*  .............     2,000       94,000
 Cerner Corporation*  ....................     1,000       44,250
 Learning Company (The)*  ................     3,000       74,250
 Macromedia, Inc.*  ......................     7,500      193,125
 MapInfo Corporation*  ...................     5,000      126,875
 Minnesota Educational Computing
   Corporation* ..........................    10,000      160,000
 Parametric Technology Corporation*  .....    12,000      412,500
 Shiva Corporation*  .....................    10,000      398,750
 Synopsys, Inc.*  ........................     5,000      217,500
 Wall Data Incorporated*  ................    10,000      398,750
 Wonderware Corporation*  ................     2,000       67,000
   Total .................................              2,516,500

Drugs and Hospital Supply - 4.22%
 LUNAR CORPORATION*  .....................    25,000      459,375
 OmniCare, Inc.  .........................     5,000      219,375
   Total .................................                678,750

Electronics - 0.52%
 Micro Linear Corporation*  ..............    10,000       83,750

Hospital Management - 1.28%
 Inphynet Medical Management Inc.*  ......     8,000       98,000
 Quorum Health Group, Inc.*  .............     1,000       19,125
 Sierra Health Services, Inc.*  ..........     2,800       88,550
   Total .................................                205,675

Leisure Time - 2.18%
 Cannondale Corporation*  ................    25,000      262,500
 Longhorn Steaks, Inc.*  .................    10,000       87,500
   Total .................................                350,000


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Retailing - 5.95%
 BABY SUPERSTORE, INC.*  .................     7,500  $   344,063
 Central Tractor Farm & Ctry*  ...........    10,000      147,500
 Hollywood Entertainment Corporation*  ...     6,000      180,000
 Just for Feet, Inc.*  ...................     9,000      155,250
 Movie Gallery, Inc.*  ...................     5,000      129,375
   Total .................................                956,188

Services, Consumer and Business - 0.19%
 Stewart Enterprises, Inc., Class A  .....     1,300       31,525

Telecommunications - 5.05%
 Mobile Telecommunication Technologies
   Corp.* ................................     3,000       58,686
 Ortel Corporation*  .....................    16,400      430,500
 TESSCO Technologies Incorporated  .......    20,000      322,500
   Total .................................                811,686

Textiles and Apparel - 1.98%
 Department 56, Inc.*  ...................     8,000      318,000

Trucking - 0.89%
 Knight Transportation, Inc.*  ...........    10,000      143,750

TOTAL COMMON STOCKS - 42.96%                          $ 6,908,545
 (Cost: $5,600,266)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 2.84%
 U.S. Bancorp,
   Master Note ...........................   $   457      457,000

Chemicals Specialty and Miscellaneous
 Technology - 1.86%
 Minnesota Mining and Manufacturing
   Company,
   5.8%, 1-6-95 ..........................       300      299,758

Consumer Electronics and Appliances - 3.10%
 TDK (USA) Corp.,
   6.03%, 1-20-95 ........................       500      498,409

Drugs and Hospital Supply - 3.56%
 Baxter International Inc.,
   6.2%, 1-31-95 .........................       575      572,029


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Financial - 23.54%
 BHP Finance (USA) Inc.,
   6.02%, 1-31-95 ........................    $  400  $   397,993
 Block Financial Corp.,
   5.97%, 1-23-95 ........................       450      448,358
 Kerr-McGee Credit Corp.,
   6.2%, 1-11-95 .........................       350      349,397
 Merrill Lynch & Co., Inc.,
   6.1%, 2-1-95 ..........................       500      497,374
 Nestle Capital Corp.,
   5.9%, 1-31-95 .........................       600      597,050
 PHH Corp.,
   6.02%, 1-27-95 ........................       500      497,826
 Textron Financial Corp.,
   6.25%, 1-12-95 ........................       500      499,045
 USAA Capital Corp.,
   5.95%, 1-19-95 ........................       500      498,513
   Total .................................              3,785,556

Food and Related - 6.94%
 ConAgra, Inc.,
   6.0%, 1-11-95 .........................       300      299,500
 General Mills, Inc.,
   Master Note ...........................       492      492,000
 Sara Lee Corporation,
   Master Note............................       324      323,678
   Total .................................              1,115,178

Paper - 3.10%
 Champion International Corporation,
   6.0%, 1-19-95 .........................       500      498,500

Public Utilities - Electric - 6.21%
 PS Colorado Credit Corp.,
   6.18%, 1-13-95 ........................       500      498,970
 Potomac Electric Power Co.,
   6.03%, 1-13-95 ........................       500      498,995
   Total .................................                997,965

Public Utilities - Gas - 2.48%
 Questar Corp.,
   6.05%, 1-20-95 ........................       400      398,723

Public Utilities - Pipelines - 3.09%
 Enron Corp.,
   6.0%, 1-31-95 .........................       500      497,500


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1994

                                                            Value

TOTAL SHORT-TERM SECURITIES - 56.72%                  $ 9,120,618
 (Cost: $9,120,618)

TOTAL INVESTMENT SECURITIES - 99.68%                  $16,029,163
 (Cost: $14,720,884)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.32%          50,999

NET ASSETS - 100.00%                                  $16,080,162


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS
Aerospace - 1.83%
 TRW Inc.  ...............................     2,400  $   158,400

Automotive - 3.45%
 Eaton Corporation  ......................     1,800       89,100
 General Motors Corporation  .............     2,700      114,075
 AB Volvo, ADR, Series B  ................     5,100       96,263
   Total .................................                299,438

Banks and Savings and Loans - 0.59%
 Norwest Corporation  ....................     2,200       51,425

Biotechnology and Medical Services - 1.00%
 St. Jude Medical, Inc.  .................     2,200       86,900

Building - 2.95%
 Simon Property Group, Inc.  .............     3,900       94,575
 Temple-Inland Inc.  .....................       800       36,100
 York International Corporation  .........     3,400      125,375
   Total .................................                256,050

Chemicals Major - 2.72%
 Air Products and Chemicals, Inc.  .......     1,900       84,788
 du Pont (E.I.) de Nemours and Company  ..     1,200       67,500
 Praxair, Inc.  ..........................     1,200       24,600
 Union Carbide Corporation  ..............     2,000       58,750
   Total .................................                235,638

Chemicals Specialty and Miscellaneous
 Technology - 1.28%
 Betz Laboratories, Inc.  ................     2,500      110,625

Domestic Oil - 2.24%
 Amoco Corporation .......................     1,600       94,600
 Apache Corporation  .....................     4,000      100,000
   Total .................................                194,600

Electronics - 0.67%
 AMP Incorporated  .......................       800       58,200

Engineering and Construction - 0.86%
 Foster Wheeler Corporation  .............     2,500       74,375

Financial - 1.34%
 Federal National Mortgage Association  ..     1,600      116,600


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Related - 4.13%
 CPC International Inc.  .................     1,200  $    63,900
 Deans Foods Company  ....................     3,600      104,400
 Hormel Foods Corporation  ...............     4,200      103,950
 Sara Lee Corporation  ...................     3,400       85,850
   Total .................................                358,100

Hospital Management - 4.06%
 LTC Properties Inc.  ....................     9,000      119,250
 National Medical Enterprises, Inc.*  ....     8,600      121,475
 Sierra Health Services, Inc.*  ..........     1,800       56,925
 United HealthCare Corporation  ..........     1,200       54,150
   Total .................................                351,800

Insurance - 2.95%
 SAFECO Corporation  .....................     1,500       78,188
 St. Paul Companies, Inc. (The)  .........     2,200       98,450
 UNUM Corporation  .......................     2,100       79,275
   Total .................................                255,913

Machinery - 4.00%
 Caterpillar Inc.  .......................     1,200       66,150
 Cleveland-Cliffs Inc.  ..................       500       18,500
 Deere & Company  ........................     2,000      132,500
 Timken Company (The)  ...................     1,000       35,250
 Trinova Corporation  ....................     3,200       94,000
   Total .................................                346,400

Multi-Industry - 1.12%
 ITT Corporation  ........................     1,100       97,488

Paper - 2.11%
 Union Camp Corporation  .................     1,800       84,825
 Westvaco Corporation  ...................     2,500       98,125
   Total .................................                182,950

Publishing and Advertising - 1.00%
 McGraw-Hill, Inc.  ......................     1,300       86,938

Railroads - 3.52%
 Burlington Northern Inc.  ...............       400       19,250
 CSX Corp.  ..............................     1,900      132,288
 ConRail, Inc.  ..........................     1,600       80,800
 Norfolk Southern Corporation  ...........     1,200       72,750
   Total .................................                305,088


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS (Continued)
Retailing - 5.33%
 Kohl's Corporation* .....................     2,000  $    79,500
 Limited, Inc. (The)  ....................     4,000       72,500
 May Department Stores Company (The)  ....     1,900       64,125
 Mercantile Stores Company, Inc.  ........     1,000       39,500
 Penney (J.C.) Company, Inc.  ............     2,000       89,250
 Tommy Hilfiger Corporation*  ............     2,600      117,325
   Total .................................                462,200

Steel - 0.94%
 Bethlehem Steel Corporation*  ...........     4,500       81,000

Telecommunications - 3.02%
 BellSouth Corporation  ..................     1,200       64,950
 MCI Communications Corporation  .........     6,000      110,622
 Telefonos de Mexico S.A. de C.V., ADR  ..     2,100       86,100
   Total .................................                261,672

Textiles and Apparel - 0.93%
 Cygne Designs, Inc.*  ...................     6,000       81,000

TOTAL COMMON STOCKS - 52.04%                          $ 4,512,800
 (Cost: $4,737,268)

PREFERRED STOCKS
Airlines - 0.30%
 Delta Air Lines, Inc., Depository Shares,
   Convertible, Series C .................       600       26,250

Computers and Office Equipment - 0.73%
 General Motors Corporation, Class E,
   Depository Shares, Convertible ........     1,100       63,113

Telecommunications - 0.35%
 Nokia Corporation, ADS*  ................       400       30,000

TOTAL PREFERRED STOCKS - 1.38%                        $   119,363
 (Cost: $106,718)


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES - 6.18%
 United States Treasury:
   6.875%, 8-31-99 .......................      $250  $   240,625
   6.375%, 8-15-2002 .....................       100       91,562
   6.25%, 8-15-2023 ......................       250      203,243
   Total .................................            $   535,430
 (Cost: $559,041)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 4.31%
 U.S. Bancorp,
   Master Note ...........................       374      374,000

Consumer Electronics and Appliances - 3.45%
 TDK (USA) Corp.,
   6.03%, 1-20-95 ........................       300      299,045

Financial - 10.69%
 BHP Finance (USA) Inc.,
   6.02%, 1-31-95 ........................       250      248,746
 Kerr-McGee Credit Corp.,
   6.2%, 1-11-95 .........................       230      229,604
 PHH Corp.,
   6.02%, 1-27-95 ........................       250      248,913
 USAA Capital Corp.,
   5.95%, 1-19-95 ........................       200      199,405
   Total .................................                926,668

Food and Related - 10.68%
 ConAgra, Inc.,
   6.0%, 1-11-95 .........................       300      299,500
 General Mills, Inc.,
   Master Note ...........................       375      375,000
 Sara Lee Corporation,
   Master Note............................       252      251,592
   Total .................................                926,092

Paper - 3.45%
 Champion International Corporation,
   6.0%, 1-19-95 .........................       300      299,100

Public Utilities - Electric - 6.90%
 Potomac Electric Power Co.,
   6.03%, 1-13-95 ........................       300      299,397
 Public Service Co. of Colorado,
   6.18%, 1-13-95 ........................       300      299,382
   Total .................................                598,779


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1994

                                                            Value

TOTAL SHORT-TERM SECURITIES - 39.48%                   $3,423,684
 (Cost: $3,423,684)

TOTAL INVESTMENT SECURITIES - 99.08%                   $8,591,277
 (Cost: $8,826,711)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.92%          79,791

NET ASSETS - 100.00%                                   $8,671,068


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 1.62%
 PNC Bank, N.A.,
   5.7%, 4-20-95 .........................    $  500  $   499,401

 Eurodollar - 1.62%
 NationsBank Corp. Europe,
   5.4%, 5-19-95 .........................       500      499,999

Total Certificates of Deposit - 3.24%                     999,400

Notes - 3.25%
 Abbey National Treasury Services plc,
   7.4%, 12-15-95 ........................       500      500,000
 Comerica Bank,
   5.83%, 1-3-95 .........................       500      500,000
   Total .................................              1,000,000

TOTAL BANK OBLIGATIONS - 6.49%                        $ 1,999,400
 (Cost: $1,999,400)

CORPORATE OBLIGATIONS
Commercial Paper
 Building - 2.59%
 Weyerhaeuser Company,
   5.9%, 1-23-95 .........................       800      797,116

 Financial - 19.49%
 AT&T Capital Corp.,
   5.88%, 1-3-95 .........................       800      799,739
 B.A.T. Capital Corp.,
   5.9%, 1-25-95 .........................       500      498,033
 BHP Finance (USA) Inc.,
   6.02%, 1-31-95 ........................       700      696,488
 Block Financial Corp.,
   5.97%, 1-23-95 ........................       600      597,811
 General Electric Capital Corp.,
   6.0%, 2-17-95 .........................       800      793,733
 Merrill Lynch & Co., Inc.,
   5.72%, 1-17-95 ........................       600      598,475
 Nestle Capital Corp.,
   5.9%, 1-31-95 .........................       630      626,902
 PHH Corp.,
   6.02%, 1-27-95 ........................       800      796,522
 Philip Morris Capital Corp.,
   5.9%, 1-25-95 .........................       600      597,640
   Total .................................              6,005,343


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Food and Related - 12.17%
 General Mills, Inc.,
   Master Note ...........................    $1,060  $ 1,060,000
 Heinz (H.J.) Company,
   5.9%, 1-23-95 .........................       800      797,115
 Quaker Oats Co.,
   5.95%, 1-17-95 ........................       800      797,884
 Sara Lee Corporation,
   Master Note ...........................     1,094    1,093,781
   Total .................................              3,748,780

 Paper - 2.59%
 Kimberly-Clark Corp.,
   5.9%, 1-23-95 .........................       800      797,115

 Public Utilities - Electric - 9.39%
 Pacific Gas and Electric Co.,
   6.0%, 1-13-95 .........................       800      798,400
 Pacificorp,
   5.72%, 1-11-95 ........................       500      499,206
 Potomac Electric Power Co.,
   6.03%, 1-13-95 ........................       800      798,392
 Southern California Edison Company,
   6.05%, 1-20-95 ........................       800      797,446
   Total .................................              2,893,444

 Public Utilities - Gas - 4.85%
 Bay State Gas Co.,
   5.9%, 1-25-95 .........................       800      796,853
 Questar Corp.,
   5.75%, 1-13-95 ........................       700      698,658
   Total .................................              1,495,511

 Publishing and Advertising - 2.59%
 Times Mirror Company (The),
   6.05%, 1-11-95 ........................       800      798,656

 Telecommunications - 1.61%
 Southwestern Bell Capital Corp.,
   6.04%, 2-2-95 .........................       500      497,316

Total Commercial Paper - 55.28%                        17,033,281

Commercial Paper (backed by irrevocable
 bank letter of credit)
 Financial - 1.62%
 Spiegel Funding Corp. (Dresdner
   Bank A.G.),
   5.75%, 1-17-95 ........................       500      498,722


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (backed by irrevocable
 bank letter of credit) (Continued)
 Public Utilities - Electric - 2.59%
 AES Barbers Point Inc. (Bank of
   America N.T. & S.A.),
   6.03%, 1-19-95 ........................    $  800  $   797,588

Total Commercial Paper (backed by
 irrevocable bank letter of credit) - 4.21%             1,296,310

Notes
 Beverages - 1.62%
 PepsiCo, Inc.,
   5.845%, 1-3-95 ........................       500      500,000

 Financial - 1.62%
 AVCO Financial Services Inc.,
   5.87%, 1-3-95 .........................       500      500,000

 Public Utilities - Electric - 1.62%
 Georgia Power Co.,
   5.125%, 9-1-95 ........................       500      497,889

Total Notes - 4.86%                                     1,497,889

TOTAL CORPORATE OBLIGATIONS - 64.35%                  $19,827,480
 (Cost: $19,827,480)

MUNICIPAL OBLIGATIONS
 California - 2.60%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.78%, 2-1-95 .........................       800      800,000

 Georgia - 2.60%
 Development Authority of Richmond
   County (Georgia), Taxable Industrial
   Revenue Bonds (NutraSweet Project),
   Series 1990 (Union Bank of Switzerland),
   5.71, 6-2-95 ..........................       800      800,000

 Michigan - 2.27%
 Michigan Underground Storage Tank Financial
   Assurance Authority, State of Michigan,
   Series 1 (Canadian Imperial Bank of Commerce),
   6.4%, 1-11-95 .........................       700      698,756


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
 New Hampshire - 1.62%
 The Industrial Development Authority
   of the State of New Hampshire,
   Pollution Control Revenue Bonds
   (Public Service Company of New
   Hampshire Project-1991 Taxable
   Series D and E) (Barklays Bank),
   6.45%, 2-14-95 ........................    $  500  $   500,000

 Texas - 1.61%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   6.118%, 1-20-95 .......................       500      498,385

TOTAL MUNICIPAL OBLIGATIONS - 10.70%                  $ 3,297,141
 (Cost: $3,297,141)

UNITED STATES GOVERNMENT
 OBLIGATIONS
 Federal Home Loan Banks,
   5.9%, 1-9-95 ..........................     1,000    1,000,000
 Federal Home Loan Mortgage Corporation,
   5.95%, 3-7-95 .........................     1,000    1,000,000
 Federal National Mortgage Association,
   5.9%, 3-20-95 .........................       500      500,000

TOTAL UNITED STATES GOVERNMENT
 OBLIGATIONS - 8.11%                                  $ 2,500,000
 (Cost: $2,500,000)

TOTAL INVESTMENT SECURITIES - 89.65%                  $27,624,021
 (Cost: $27,624,021)

CASH AND OTHER ASSETS,
 NET OF LIABILITIES - 10.35%                            3,188,242

NET ASSETS - 100.00%                                  $30,812,263


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Airlines - 3.10%
 Federal Express Corporation,
   9.75%, 5-15-96 ........................      $ 50  $    51,010

Automotive - 2.98%
 General Motors Corporation,
   7.625%, 2-15-97 .......................        50       49,011

Banks and Savings and Loans - 12.38%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................        50       52,361
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       51,396
 NCNB Corporation,
   10.5%, 3-15-99 ........................        50       51,375
 Norwest Financial, Inc.,
   7.75%, 8-15-2001 ......................        50       48,476
   Total .................................                203,608

Chemicals Major - 8.33%
 Dow Chemical Company, Inc. (The),
   4.625%, 10-15-95 ......................        60       58,650
 ICI Welmington, Inc.,
   9.5%, 11-15-2000 ......................        75       78,438
   Total .................................                137,088

Chemicals Specialty and Miscellaneous
 Technology - 5.98%
 Waste Management, Inc.,
   6.25%, 12-15-96 .......................        50       49,247
 Xerox Credit Corporation,
   6.25%, 1-15-96 ........................        50       49,138
   Total .................................                 98,385

Domestic Oil - 3.13%
 BP America Inc.,
   9.5%, 1-1-98 ..........................        50       51,490

Drugs and Hospital Supply - 3.09%
 Baxter International Inc.,
   9.25%, 9-15-96 ........................        50       50,802


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 11.76%
 Associates Corporation of North America,
   8.8%, 8-1-98 ..........................      $ 50   $   50,452
 Avco Financial Services, Inc.,
   5.5%, 4-1-2000 ........................        50       44,137
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................        50       49,390
 Household Finance Corporation,
   7.75%, 6-15-97 ........................        50       49,447
   Total .................................                193,426

Insurance - 6.06%
 ITT Hartford,
   7.25%, 12-1-96 ........................        50       49,099
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       50,583
   Total .................................                 99,682

International Oil - 6.09%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................        50       48,734
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       51,433
   Total .................................                100,167

Multi-Industry - 3.12%
 ITT Financial Corporation,
   8.875%, 6-15-2003 .....................        50       51,336

Public Utilities - Pipelines - 6.14%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       50,642
 Tenneco Credit Corporation,
   9.0%, 7-15-95 .........................        50       50,345
   Total .................................                100,987

Retailing - 6.28%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................        50       52,140
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................        50       51,273
   Total .................................                103,413

TOTAL CORPORATE DEBT SECURITIES - 78.44%               $1,290,405
 (Cost: $1,324,967)


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   5.125%, 11-30-98 ......................      $100   $   90,969
   6.375%, 8-15-2002......................       100       91,562
   6.25%, 2-15-2003 ......................       100       90,437

TOTAL UNITED STATES GOVERNMENT SECURITIES - 16.59%     $  272,968
 (Cost: $286,093)

TOTAL SHORT-TERM SECURITIES - 2.86%                    $   47,000
 (Cost: $47,000)

TOTAL INVESTMENT SECURITIES - 97.89%                   $1,610,373
 (Cost: $1,658,060)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.11%          34,773

NET ASSETS - 100.00%                                   $1,645,146


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Aerospace - 1.39%
 McDonnell Douglas Corporation,
   9.25%, 4-1-2002 .......................    $1,000  $ 1,026,960

Airlines - 1.26%
 Federal Express Corporation,
   7.89%, 9-23-2008 ......................     1,000      935,770

Automotive - 5.70%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................     2,600    2,661,958
 Toyota Motor Credit Corporation, Medium Term,
   Three Year Basket Inverse Floating Rate,
   3.02%, 8-5-96 (B) .....................     1,750    1,557,500
   Total .................................              4,219,458

Banks and Savings and Loans - 13.77%
 BankAmerica Corporation,
   8.125%, 8-15-2004 .....................     1,000      950,710
 BarclaysAmericanCorporation,
   9.125%, 12-1-97 .......................       225      229,478
 Bayerische Landesbank Girozentale, NY
   Branch, CD, Currency Protected Deutschemark
   Swap Rate Inverse Floating Rate,
   3.06%, 3-28-97 (C) ....................     1,000      890,000
 Central Fidelity Banks,
   8.15%, 11-15-2002 .....................       500      483,140
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      420,000
 Citicorp,
   7.75%, 6-15-2006 ......................     1,000      929,430
 First Union Corporation,
   8.0%, 11-15-2002 ......................     1,000      958,460
 Great Western Financial Corporation,
   8.6%, 2-1-2002 ........................     1,500    1,489,380
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,073,220
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,000      925,000
 Skandia Enskilda Banken, NY Branch
   Certificate of Deposit Dollarized
   Australian Dollar Reset,
   6.125%, 4-5-99 (D) ....................     1,000      840,000
 Wells Fargo & Company,
   8.75%, 5-1-2002 .......................     1,000    1,005,950
   Total .................................             10,194,768

Building - 7.93%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000      932,840


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Building (Continued)
 Cemex, S.A.,
   8.875%, 6-10-98 .......................    $1,000 $    870,000
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       500      441,250
 Noranda Forest Inc.,
   7.5%, 7-15-2003 .......................     1,000      921,820
 Noranda Inc.,
   8.625%, 7-15-2002 .....................       950      942,524
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................     1,000      999,330
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................       800      760,000
   Total .................................              5,867,764

Chemicals Major - 1.37%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................     1,000    1,014,920

Domestic Oil - 4.96%
 Apache Corporation,
   9.25%, 6-1-2002 .......................       500      509,670
 LASMO (USA) INC.,
   7.125%, 6-1-2003 ......................     1,000      889,720
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................     1,500    1,297,500
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................     1,000      971,680
   Total .................................              3,668,570

Electrical Equipment -  3.29%
 General Electric Capital Corporation:
   8.3%, 9-20-2009 .......................     1,500    1,528,515
   8.65%, 5-1-2018 .......................       895      902,769
   Total .................................              2,431,284

Financial - 10.48%
 Banc One Credit Card Master Trust,
   7.55%, 12-15-99 .......................     1,000      985,930
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,161,360
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,839,720
 DLJ Mortgage Acceptance Corp., 1994-3 A13,
   6.5%, 4-25-2024 .......................       980      849,216
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,038,310
 Greyhound Financial Corporation,
   8.79%, 11-15-2001 .....................     1,000    1,002,150


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial (Continued)
 JCP Master Credit Card Trust,
   9.625%, 6-15-2000 .....................    $  500  $   524,685
 National Credit Card Trust 1989-4,
   9.45%, 12-31-97 .......................       350      355,796
   Total .................................              7,757,167

Hospital Management - 1.36%
 HealthTrust Inc.:
   10.75%, 5-1-2002 ......................       500      531,250
   8.75%, 3-15-2005 ......................       500      477,500
   Total .................................              1,008,750

Household Products - 2.68%
 Proctor & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    1,983,760

International Oil - 0.49%
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................       500      360,000

Leisure Time - 4.91%
 Marriott International, Inc.,
   6.75%, 12-15-2003 .....................     1,000      881,960
 Tele-Communications, Inc.,
   9.8%, 2-1-2012 ........................     1,000    1,000,210
 Time Warner Incorporated,
   7.95%, 2-1-2000 .......................     1,000      937,460
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000      813,080
   Total .................................              3,632,710

Machinery - 0.72%
 Caterpillar, Inc.,
   9.375%, 8-15-2011 .....................       500      534,840

Multi-Industry - 1.22%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000      905,000

Public Utilities - Electric - 1.28%
 Kansas Gas & Electric Company,
   7.6%, 12-15-2003 ......................     1,000      943,500


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Public Utilities - Pipelines - 2.76%
 Arkla, Inc.,
   8.875%, 7-15-99 .......................    $1,000  $   975,000
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................       500      531,595
 Tenneco Inc.,
   10.375%, 11-15-2000 ...................       500      536,825
   Total .................................              2,043,420

Publishing and Advertising - 1.86%
 News America Holdings Incorporated:
   9.125%, 10-15-99 ......................       500      503,975
   8.25%, 8-10-2018 ......................     1,000      875,610
   Total .................................              1,379,585

Railroad Equipment - 0.01%
 Union Tank Car Co.,
   9.5%, 12-15-95 ........................         9        9,131

Railroads - 1.42%
 Louisville & Nashville Railroad
   Equipment Trust Certificates, Series 10,
   12.3%, 2-1-95 .........................         8        8,008
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................     1,000    1,045,170
   Total .................................              1,053,178

Steel - 1.33%
 USX Corporation,
   8.21%, 1-21-2000 ......................     1,000      980,750

Telecommunications - 4.74%
 New England Telephone & Telegraph Company,
   7.875%, 11-15-2029 ....................     2,000    2,081,560
 Southwestern Bell Telephone Company,
   7.0%, 8-26-2002 .......................     1,000      930,980
 US WEST Financial Services, Inc.,
   8.4%, 9-15-99 .........................       500      498,625
   Total .................................              3,511,165

TOTAL CORPORATE DEBT SECURITIES - 74.93%              $55,462,450
 (Cost: $59,389,451)


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
Argentina - 0.48%
 Republic of Argentina,
   8.375%, 12-20-2003 ....................    $  500  $   356,250

Canada - 4.24%
 Hydro Quebec,
   8.05%, 7-7-2024 .......................     1,000      961,420
 Province of Manitoba,
   9.125%, 1-15-2018 .....................     2,000    2,179,440
   Total .................................              3,140,860

Supernationals - 1.41%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,039,730

TOTAL OTHER GOVERNMENT SECURITIES - 6.13%             $ 4,536,840
 (Cost: $4,789,818)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 11-15-2017 ......................     1,538    1,439,953
   7.5%, 4-15-2019 .......................     1,190    1,019,068
   7.0%, 1-15-2021 .......................       500      440,000
 Federal National Mortgage Association,
   7.5%, 9-1-2009 ........................     1,000      956,926
 United States Treasury:
   6.5%, 5-15-97 .........................     1,000      972,340
   5.75%, 10-31-97 .......................     2,500    2,369,925
   11.25%, 2-15-2015 .....................     1,000    1,321,250
   8.875%, 8-15-2017 .....................     2,000    2,178,740
   7.5%, 11-15-2024 ......................     1,000      956,560

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 15.75%                                  $11,654,762
 (Cost: $12,071,117)

TOTAL SHORT-TERM SECURITIES - 1.24%                   $   922,000
 (Cost: $922,000)

TOTAL INVESTMENT SECURITIES - 98.05%                  $72,576,052
 (Cost: $77,172,386)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.95%       1,440,798

NET ASSETS - 100.00%                                  $74,016,850


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1994

                                              Shares        Value

COMMON STOCKS AND WARRANTS
Leisure Time - 0.98%
 Infinity Broadcasting Corporation,
   Class A* ..............................    22,500   $  711,563

Miscellaneous - 0.91%
 Dial Page Inc., Warrants  ...............     1,000        1,250
 LTC Properties, Inc.  ...................    50,000      662,500
   Total .................................                663,750

TOTAL COMMON STOCKS AND WARRANTS - 1.89%               $1,375,313
 (Cost: $967,468)

PREFERRED STOCKS - 0.69%
Banks and Savings and Loans
 California Federal Bank, F.S.B.  ........     5,000   $  501,250
 (Cost: $500,000)
                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Automotive - 2.53%
 Aftermarket Technology Corp.,
   12.0%, 8-1-2004 (E)....................    $  500      516,250
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................     1,500    1,320,000
   Total .................................              1,836,250

Beverages - 1.69%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (F)....................       500      345,000
 ROYAL CROWN CORPORATION,
   9.75%, 8-1-2000 .......................     1,000      880,000
   Total .................................              1,225,000

Biotechnology and Medical Services - 2.08%
 Abbey Healthcare Group, Incorporated,
   9.5%, 11-1-2022 .......................       500      450,000
 Quorum Health Group, Inc.,
   11.875%, 12-15-2002 ...................     1,000    1,060,000
   Total .................................              1,510,000


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Building - 7.66%
 American Standard Inc.:
   9.875%, 6-1-2001 ......................    $1,000  $   970,000
   9.25%, 12-1-2016 ......................       500      457,500
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ........................       750      615,000
 Eagle Industries, Inc.,
   0.0%, 7-15-2003 (F) ...................     1,500      975,000
 Hillsborough Company,
   17.0%, 1-1-96 (G) .....................       500      305,000
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000      840,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      445,000
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................     1,000      957,500
   Total .................................              5,565,000

Chemicals Specialty and Miscellaneous Technology - 5.34%
 Buckeye Cellulose Corporation,
   10.25%, 5-15-2001 .....................     1,250    1,168,750
 Carlisle Plastics Inc.,
   10.25%, 6-15-97 .......................       500      492,500
 Envirotest Systems Corp.,
   9.125%, 3-15-2001 .....................     1,000      840,000
 LaRoche Industries Inc.,
   13.0%, 8-15-2004 ......................     1,000      920,000
 OSi Specialties, Inc.,
   9.25%, 10-1-2003 ......................       500      457,500
   Total .................................              3,878,750

Computers and Office Equipment - 0.60%
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      435,000

Consumer Electronics and Appliances - 1.07%
 Sealy Corporation,
   9.5%, 5-1-2003 ........................       825      779,625

Domestic Oil - 1.57%
 Clark R&M Holdings, Inc.,
   0.0%, 2-15-2000 .......................     2,000    1,140,000

Drugs and Hospital Supply - 2.79%
 Amerisource Distribution Corporation,
   11.25%, 7-15-2005 .....................     1,112    1,059,788
 General Medical Corporation,
   12.125%, 8-15-2005 ....................     1,000      969,202
   Total .................................              2,028,990


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electronics - 1.29%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................    $1,000  $   940,000

Food and Related - 2.21%
 General Nutrition, Incorporated,
   11.375%, 3-1-2000 .....................       393      433,774
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      282,750
 Specialty Foods Corporation,
   10.25%, 8-15-2001 .....................     1,000      890,000
   Total .................................              1,606,524

Hospital Management - 3.30%
 LTC Properties, Inc.,
   8.5%, 1-1-2000 ........................     1,000    1,005,000
 Pathmark Stores, Inc.,
   9.625%, 5-1-2003 ......................     1,000      890,000
 Surgical Health Corporation,
   11.5%, 7-15-2004 ......................       500      500,000
   Total .................................              2,395,000

Household Products - 1.66%
 Exide Corporation:
   10.75%, 12-15-2002 ....................       750      750,000
   0.0%, 12-15-2004 (F) ..................       500      352,500
 MacAndrews & Forbes Group Incorporated,
   13.0%, 3-1-99 .........................       100      100,250
   Total .................................              1,202,750

Leisure Time - 16.50%
 Argosy Gaming Company,
   12.0%, 6-1-2001 .......................       908      860,330
 Cablevision Industries Corporation,
   10.75%, 1-30-2002 .....................       500      497,500
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ......................     1,000      920,000
 Comcast Corporation,
   0.0%, 3-5-2000 ........................     1,000      670,000
 Continental Cablevision, Inc.:
   10.625%, 6-15-2002 ....................       500      503,750
   8.875%, 9-15-2005 .....................       500      452,500
   11.0%, 6-1-2007 .......................       500      507,500


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Leisure Time (Continued)
 Family Restaurants, Inc.,
   9.75%, 2-1-2002 .......................    $  500  $   392,500
 FLAGSTAR COMPANIES, INC.:
   10.75%, 9-15-2001 .....................     1,000      937,500
   11.25%, 11-1-2004 .....................     1,000      825,000
 GNS Finance Corp.,
   9.25%, 3-15-2003 ......................     1,500    1,440,000
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................     1,000    1,010,000
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000      930,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000      835,000
 Sinclair Broadcast Group Inc.,
   10.0%, 12-15-2003 .....................       375      348,750
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     1,000      857,500
   Total .................................             11,987,830

Multi-Industry - 3.74%
 Federal Industries Ltd.,
   10.25%, 6-15-2000 .....................       500      468,750
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,000      890,000
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,357,500
   Total .................................              2,716,250

Oil Services - 1.40%
 Wainoco Oil Corporation,
   12.0%, 8-1-2002 .......................     1,000    1,020,000

Packaging and Containers - 7.02%
 Anchor Glass Container Corporation,
   9.875%, 12-15-2008 ....................       500      430,000
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,537,500
 Gaylord Container Corporation,
   11.5%, 5-15-2001 ......................     1,000    1,030,000
 Owens-Illinois, Inc.,
   10.25%, 4-1-99 ........................     1,000      990,000
 Silgan Corporation,
   0.0%, 12-15-2002 (F)...................       500      420,000
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      690,000
   Total .................................              5,097,500


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Paper - 3.73%
 Fort Howard Corporation:
   11.0%, 1-2-2002 .......................    $  475  $   474,484
   14.125%, 11-1-2004 ....................       500      503,750
 Stone Container Corporation,
   10.75%, 10-1-2002 .....................     1,000      995,000
 Williamhouse-Regency of Delaware, Inc.,
   11.5%, 6-15-2005  .....................       800      736,000
   Total .................................              2,709,234

Publishing and Advertising - 3.94%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,025,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................     1,000      935,000
 Outdoor Systems, Inc.,
   10.75%, 8-15-2003 .....................     1,000      900,000
   Total .................................              2,860,000

Retailing - 9.97%
 Barnes & Noble, Inc.,
   11.875%, 1-15-2003  ...................       500      535,000
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      395,000
 Bradlees, Inc.,
   9.25%, 3-1-2003  ......................     1,000      825,000
 Color Tile, Inc.,
   10.75%, 12-15-2001 ....................     1,000      880,000
 Kroger Co. (The),
   9.75%, 2-15-2004 ......................     1,000    1,011,250
 Musicland Stores, Inc.,
   9.0%, 6-15-2003 .......................     1,500    1,245,000
 Penn Traffic Company,
   10.375%, 10-1-2004 ....................     1,500    1,447,500
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000      905,000
   Total .................................              7,243,750

Services, Consumer and Business - 0.98%
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      712,500


               See Notes to Schedules of Investments on page 110.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1994

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Steel - 2.10%
 AK Steel,
   10.75%, 4-1-2004 ......................    $1,000  $   990,000
 Inland Steel,
   12.75%, 12-15-2002 ....................       500      538,125
   Total .................................              1,528,125

Telecommunications - 3.60%
 Dial Call Communications, Inc.,
   0.0%, 4-15-2004 (F) ...................     1,000      345,000
 MFS Communications Company, Inc.,
   0.0%, 1-15-2004 (F) ...................       500      295,000
 PanAmSat, L.P.:
   9.75%, 8-1-2000 .......................     1,000      942,500
   0.0%, 8-1-2003 (F) ....................     1,000      625,000
 USA Mobile Communications, Inc.,
   9.5%, 2-1-2004 ........................       500      405,000
   Total .................................              2,612,500

Textiles and Apparel - 1.27%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................     1,000      925,000

TOTAL CORPORATE DEBT SECURITIES - 88.04%              $63,955,578
 (Cost: $68,357,699)

SHORT-TERM SECURITIES
 Banks and Savings and Loans - 1.96%
 U.S. Bancorp,
   Master Note ...........................     1,423    1,423,000

 Food and Related - 4.95%
 General Mills, Inc.,
   Master Note ...........................     2,267    2,267,000
 Sara Lee Corporation,
   Master Note ...........................     1,326    1,326,000
   Total .................................              3,593,000

TOTAL SHORT-TERM SECURITIES - 6.91%                   $ 5,016,000
 (Cost: $5,016,000)

TOTAL INVESTMENT SECURITIES - 97.53%                  $70,848,141
 (Cost: $74,841,167)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.47%       1,795,534

NET ASSETS - 100.00%                                  $72,643,675


               See Notes to Schedules of Investments on page 110.

Notes to Schedules of Investments

*No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside of the United States.

(B) Coupon resets semiannually based on the arithmetic mean of two year swap rates in four nations: Italy, France, Spain and the United Kingdom, determined by the following formula (minimum coupon of 0%):
     19.65% - 2 x (average two year swap rate in the aforementioned nations).

(C) Coupon resets semiannually based on 14.13% - 1.5 x (5 year Deutschemark swap rate). Coupon guaranteed at 3%.

(D) Coupon resets on 4-5-95 based on the greater of 4% and 4% + 5 x (6.65% - 3 year Australian Dollar swap rate). After 4-5-95 the coupon becomes fixed. Minimum coupon is 4% and the maximum coupon is 7.5%.

(E) As of December 31, 1994, the following restricted security was owned in the High Income Portfolio:

                               Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date  (in 000's)      Cost   Value
 ----------------  --------------------------------------------
Aftermarket Technology
 Corp.,
 12.0%, 8-1-2004       7/21/94      $500  $500,000  $516,250
                                          ========  ========
     The total market value of restricted securities represents approximately 0.71% of the total net assets in the High Income Portfolio at December 31, 1994.

(F) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(G) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy:

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1994
                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
Assets                     -----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)  $276,809,531$218,844,527 $25,781,641
 Cash   ..............           6,687       4,431       1,384
 Receivables:
   Dividends and interest      567,231     332,243      42,859
   Fund shares sold ..         113,778     177,059     210,565
   Investment securities
    sold  ............             ---     203,448         ---
 Prepaid insurance
   premium ...........           3,991       2,819         182
                          ------------------------ -----------
    Total assets  ....     277,501,218 219,564,527  26,036,631
Liabilities               ------------------------ -----------
 Payable for investment
   securities purchased        548,125     610,437         ---
 Payable for Fund shares
   redeemed ..........         199,058     169,428       5,151
 Accrued accounting
   services fee ......           4,167       4,167         833
 Other  ..............          13,233       6,893      11,013
                          ------------------------ -----------
    Total liabilities          764,583     790,925      16,997
                          ------------------------ -----------
      Total net assets    $276,736,635$218,773,602 $26,019,634
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....    $    469,159$    323,206 $    52,116
   Additional paid-in
    capital  .........     285,885,078 202,539,201  26,652,623
 Accumulated undistributed
   gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized loss on
    investment transactions
    and foreign currency
    transactions .....             ---    (462,851)    (21,009)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period .      (9,617,602) 16,374,046    (664,096)
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....    $276,736,635$218,773,602 $26,019,634
                          ======================== ===========
Net asset value, redemption
 and offering price per share  $5.8986     $6.7689     $4.9926
                               =======     =======     =======
Capital shares outstanding  46,915,868  32,320,625   5,211,592
Capital shares authorized  100,000,000 100,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1994
                             Small Cap    BalancedMoney Market
                             Portfolio   Portfolio   Portfolio
Assets                      ----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)   $16,029,163  $8,591,277 $27,624,021
 Cash   ..............           7,362       6,057      18,970
 Receivables:
   Dividends and interest        6,098      29,433      64,604
   Fund shares sold ..         110,867      69,600   3,480,604
   Investment securities
    sold  ............             ---         ---         ---
 Prepaid insurance
   premium ...........             182         182       1,506
                           -----------  ---------- -----------
    Total assets  ....      16,153,672   8,696,549  31,189,705
Liabilities                -----------  ---------- -----------
 Payable for investment
   securities purchased         66,102         ---         ---
 Payable for Fund shares
   redeemed ..........           4,142      23,625     373,894
 Accrued accounting
   services fee ......             833         ---       1,667
 Other  ..............           2,433       1,856       1,881
                           -----------  ---------- -----------
    Total liabilities           73,510      25,481     377,442
                           -----------  ---------- -----------
      Total net assets     $16,080,162  $8,671,068 $30,812,263
Net Assets                 ===========  ========== ===========
 $0.01 par value capital stock
   Capital stock .....     $    26,837  $   17,567 $   308,123
   Additional paid-in
    capital  .........      14,745,046   8,892,153  30,504,140
 Accumulated undistributed
   gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized loss on
    investment transactions
    and foreign currency
    transactions .....             ---      (3,218)        ---
   Net unrealized appreciation
    (depreciation) of investments
    at end of period .        1,308,279   (235,434)        ---
                           -----------  ---------- -----------
    Net assets applicable to
      outstanding units
      of capital .....     $16,080,162  $8,671,068 $30,812,263
                           ===========  ========== ===========
Net asset value, redemption
 and offering price per share  $5.9918     $4.9359     $1.0000
                               =======     =======     =======
Capital shares outstanding   2,683,680   1,756,720  30,812,263
Capital shares authorized  100,000,000 100,000,000 200,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1994
                          Limited-Term        Bond High Income
                        Bond Portfolio   Portfolio   Portfolio
Assets                   ------------------------- -----------
 Investment securities--at
   value (Notes 1 and 3)    $1,610,373 $72,576,052 $70,848,141
 Cash   ..............           4,791       7,680       5,708
 Receivables:
   Dividends and interest       32,608   1,432,762   1,553,672
   Fund shares sold ..             ---      21,190      69,923
   Investment securities
    sold  ............             ---         ---     261,345
 Prepaid insurance
   premium ...........             182       2,062       2,200
                            ---------- ----------- -----------
    Total assets  ....       1,647,954  74,039,746  72,740,989
Liabilities                 ---------- ----------- -----------
 Payable for investment
   securities purchased            ---         ---         ---
 Payable for Fund shares
   redeemed ..........           2,439      17,625      92,213
 Accrued accounting
   services fee ......             ---       2,500       2,500
 Other  ..............             369       2,771       2,601
                            ---------- ----------- -----------
    Total liabilities            2,808      22,896      97,314
                            ---------- ----------- -----------
      Total net assets      $1,645,146 $74,016,850 $72,643,675
Net Assets                  ========== =========== ===========
 $0.01 par value capital stock
   Capital stock .....      $    3,384 $   156,178 $   176,670
   Additional paid-in
    capital  .........       1,689,449  81,936,702  78,205,135
 Accumulated undistributed
   gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized loss on
    investment transactions
    and foreign currency
    transactions .....             ---  (3,479,696) (1,745,104)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period .         (47,687) (4,596,334) (3,993,026)
                            ---------- ----------- -----------
    Net assets applicable to
      outstanding units
      of capital .....      $1,645,146 $74,016,850 $72,643,675
                            ========== =========== ===========
Net asset value, redemption
 and offering price per share  $4.8611     $4.7393     $4.1118
                               =======     =======     =======
Capital shares outstanding     338,428  15,617,757  17,667,001
Capital shares authorized  100,000,000 100,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1994

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........     $ 1,893,626  $  382,961    $158,020
   Dividends .........       5,347,449   3,354,791      47,329
                           -----------  ----------    --------
    Total income  ....       7,241,075   3,737,752     205,349
                           -----------  ----------    --------
 Expenses (Note 2):
   Investment management
    fee  .............       1,813,171   1,374,533      63,291
   Accounting services
    fee  .............          50,000      44,167       3,333
   Custodian fees ....          38,479      21,378      30,318
   Audit fees ........           7,101       5,540         ---
   Legal fees ........           5,105       8,638       1,502
   Other .............          40,985      35,239         288
                           -----------  ----------    --------
    Total expenses  ..       1,954,841   1,489,495      98,732
                           -----------  ----------    --------
      Net investment income  5,286,234   2,248,257     106,617
                           -----------  ----------    --------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on investments ....      14,371,377     684,147     (21,009)
 Unrealized appreciation
   (depreciation)in value
   of investments during
   the period ........     (13,761,465) (6,030,073)   (664,096)
                           -----------  ----------    --------
    Net gain (loss) on
      investments.....         609,912  (5,345,926)   (685,105)
                           -----------  ----------    --------
      Net increase (decrease)
       in net assets
       resulting from
       operations  ...     $ 5,896,146 $(3,097,669)  $(578,488)
                           ===========  ==========    ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1994

                             Small Cap    BalancedMoney Market
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........      $  144,765    $ 64,909    $999,857
   Dividends .........             292      38,828         ---
                            ----------    --------    --------
    Total income  ....         145,057     103,737     999,857
                            ----------    --------    --------
 Expenses (Note 2):
   Investment management
    fee  .............          36,355      15,489     116,644
   Accounting services
    fee  .............           1,667         ---      10,833
   Custodian fees ....           5,953       7,174      11,635
   Audit fees ........             ---         ---       4,635
   Legal fees ........           1,452       1,421         696
   Other .............             283          43       3,980
                            ----------    --------    --------
    Total expenses  ..          45,710      24,127     148,423
                            ----------    --------    --------
      Net investment income     99,347      79,610     851,434
                            ----------    --------    --------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on investments ....          44,381      (3,218)        ---
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........       1,308,279    (235,434)        ---
                            ----------    --------    --------
    Net gain (loss) on
      investments.....       1,352,660    (238,652)        ---
                            ----------    --------    --------
      Net increase (decrease)
       in net assets
       resulting from
       operations  ...      $1,452,007   $(159,042)   $851,434
                            ==========    ========    ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1994

                          Limited-Term        Bond High Income
                        Bond Portfolio   Portfolio   Portfolio
                       ---------------  ----------  ----------
Investment Income
 Income:
   Interest ..........         $57,386 $ 5,773,265  $7,220,542
   Dividends .........             ---         ---      92,656
                               ------- -----------  ----------
    Total income  ....          57,386   5,773,265   7,313,198
                               ------- -----------  ----------
 Expenses (Note 2):
   Investment management
    fee  .............           4,712     424,370     494,237
   Accounting services
    fee  .............             ---      30,000      30,000
   Custodian fees ....           1,531      10,046       7,962
   Audit fees ........             ---       4,977       4,766
   Legal fees ........           1,404       1,595       1,511
   Other .............             207      15,304      13,039
                               ------- -----------  ----------
    Total expenses  ..           7,854     486,292     551,515
                               ------- -----------  ----------
      Net investment income     49,532   5,286,973   6,761,683
                               ------- -----------  ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on investments ....             455  (3,479,696) (1,428,391)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........         (47,687) (6,740,515) (7,299,167)
                               ------- -----------  ----------
    Net gain (loss) on
      investments.....         (47,232)(10,220,211) (8,727,558)
                               ------- -----------  ----------
      Net increase (decrease)
       in net assets
       resulting from
       operations  ...         $ 2,300$( 4,933,238)$(1,965,875)
                               ======= ===========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income  $  5,286,234$  2,248,257 $   106,617
   Realized net gain (loss)
    on investments  ..      14,371,377     684,147     (21,009)
   Unrealized appreciation
    (depreciation)  ..     (13,761,465) (6,030,073)   (664,096)
                          ------------------------ -----------
    Net increase (decrease)
       in net assets resulting
      from operations.       5,896,146  (3,097,669)   (578,488)
                          ------------------------ -----------
 Dividends to shareholders from:*
   Net investment income    (5,286,234) (2,248,257)   (106,617)
   Realized gains on securities
    transactions  ....     (14,154,374)        ---         ---
                          ------------------------ -----------
                           (19,440,608) (2,248,257)   (106,617)
                          ------------------------ -----------
 Capital share
   transactions** ....      69,690,925  69,027,272  26,704,739
                          ------------------------ -----------
    Total increase
      (decrease)......      56,146,463  63,681,346  26,019,634
Net Assets
 Beginning of period       220,590,172 155,092,256         ---
                          ------------------------ -----------
 End of period  ......    $276,736,635$218,773,602 $26,019,634
                          ======================== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                 *See "Financial Highlights" on pages 122-130. **Shares issued from sale
 of shares  ..........      11,752,596  11,914,285   5,355,035
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       3,295,800     332,145      21,355
Shares redeemed ......      (3,733,563) (2,344,370)   (164,798)
                            ----------  ----------   ---------
Increase in outstanding
 capital shares ......      11,314,833   9,902,060   5,211,592
                            ==========  ==========   =========
Value issued from sale
 of shares  ..........     $73,683,884 $83,060,254 $27,436,654
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......      19,440,608   2,248,256     106,617
Value redeemed .......     (23,433,567)(16,281,238)   (838,532)
                           ----------- ----------- -----------
Increase in
 outstanding capital       $69,690,925 $69,027,272 $26,704,739
                           =========== =========== ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                             Small Cap    BalancedMoney Market
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income   $    99,347  $   79,610 $   851,434
   Realized net gain (loss)
    on investments  ..          44,381      (3,218)        ---
   Unrealized appreciation
    (depreciation)  ..       1,308,279    (235,434)        ---
                           -----------  ---------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.       1,452,007    (159,042)    851,434
                           -----------  ---------- -----------
 Dividends to shareholders from:*
   Net investment income       (99,347)    (79,610)   (851,434)
   Realized gains on securities
    transactions  ....         (44,381)        ---         ---
                           -----------  ---------- -----------
                              (143,728)    (79,610)   (851,434)
                           -----------  ---------- -----------
 Capital share
   transactions** ....      14,771,883   8,909,720   4,812,395
                           -----------  ---------- -----------
    Total increase
      (decrease)  ....      16,080,162   8,671,068   4,812,395
Net Assets
 Beginning of period               ---         ---  25,999,868
                           -----------  ---------- -----------
 End of period  ......     $16,080,162  $8,671,068 $30,812,263
                           ===========  ========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                 *See "Financial Highlights" on pages 122-130. **Shares issued from sale
 of shares  ..........       2,722,519   1,795,318 183,043,231
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          23,987      16,128     851,433
Shares redeemed ......         (62,826)    (54,726)(179,082,269)
                             ---------   --------- -----------
Increase in outstanding
   capital shares.....       2,683,680   1,756,720   4,812,395
                             =========   =========  ==========
Value issued from sale
 of shares  ..........     $14,980,266  $9,104,454$183,043,231
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......         143,729      79,610     851,433
Value redeemed .......        (352,112)   (274,344)(179,082,269)
                           -----------  ----------------------
Increase in
 outstanding capital       $14,771,883  $8,909,720$  4,812,395
                           ===========  ======================


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                          Limited-Term        Bond High Income
                        Bond Portfolio   Portfolio   Portfolio
                        -------------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income    $   49,532 $ 5,286,973 $ 6,761,683
   Realized net gain (loss)
    on investments  ..             455  (3,479,696) (1,428,391)
   Unrealized appreciation
    (depreciation)  ..         (47,687) (6,740,515) (7,299,167)
                            ---------- ----------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.           2,300  (4,933,238) (1,965,875)
                            ---------- ----------- -----------
 Dividends to shareholders
   from:*
   Net investment income       (49,532) (5,286,973) (6,761,683)
   Realized gains on securities
    transactions  ....            (455)        ---         ---
                            ---------- ----------- -----------
                               (49,987) (5,286,973) (6,761,683)
                            ---------- ----------- -----------
 Capital share
   transactions**.....       1,692,833   2,510,419  10,105,884
                            ---------- ----------- -----------
    Total increase
      (decrease) .....       1,645,146  (7,709,792)  1,378,326
Net Assets
 Beginning of period               ---  81,726,642  71,265,349
                            ---------- ----------- -----------
 End of period  ......      $1,645,146 $74,016,850 $72,643,675
                            ========== =========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                 *See "Financial Highlights" on pages 122-130.
**Shares issued from sale
 of shares  ..........         331,301   3,002,124   3,768,168
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          10,283   1,081,257   1,593,245
Shares redeemed ......          (3,156) (3,587,525) (3,062,321)
                               -------   ---------   ---------
Increase in outstanding
 capital shares  .....         338,428     495,856   2,299,092
                               =======   =========   =========
Value issued from sale
 of shares  ..........      $1,658,566 $15,437,912 $16,942,683
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......          49,987   5,286,973   6,761,683
Value redeemed .......         (15,720)(18,214,466)(13,598,482)
                            ---------- ----------- -----------
Increase in
 outstanding capital        $1,692,833 $ 2,510,419 $10,105,884
                            ========== =========== ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1993

                                Growth      Income
                             Portfolio   Portfolio
                           ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income  $  1,680,381$  1,435,262
   Realized net gain (loss)
    on investments  ..      23,645,698  (1,146,998)
   Unrealized appreciation
    (depreciation)  ..      (3,724,710) 16,703,139
                          ------------------------
    Net increase in net
      assets resulting
      from operations.      21,601,369  16,991,403
                          ------------------------
 Dividends to shareholders:*
   From net investment
    income ...........      (1,680,381) (1,435,262)
   From realized net gain on
    investment transactions(23,645,698)        ---
   In excess of realized net
    gain from investment
    transactions  ....        (217,003)        ---
                          ------------------------
                           (25,543,082) (1,435,262)
                          ------------------------
 Capital share
   transactions**.....     102,168,632  74,508,737
                          ------------------------
    Total increase  ..      98,226,919  90,064,878
Net Assets
 Beginning of period       122,363,253  65,027,378
                          ------------------------
 End of period  ......    $220,590,172$155,092,256
                          ========================
   Undistributed net
    investment income             $---        $---
                                  ====        ====
                 *See "Financial Highlights" on pages 122-130.
**Shares issued from sale
 of shares  ..........      13,254,238  12,309,850
Shares issued from reinvest-
 ment of dividends and/or
 distributions .......       4,122,379     207,468
Shares redeemed ......      (1,670,417) (1,022,164)
                            ----------  ----------
Increase in outstanding
 capital shares ......      15,706,200  11,495,154
                            ==========  ==========
Value issued from sale
 of shares  ..........    $ 87,620,284 $79,652,858
Value issued from reinvest-
 ment of dividends and/or
 distributions .......      25,543,082   1,435,262
Value redeemed .......     (10,994,734) (6,579,383)
                          ------------ -----------
Increase in outstanding
 capital  ............    $102,168,632 $74,508,737
                          ============ ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1993

                          Money Market        Bond High Income
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income   $   624,768 $ 3,976,047 $ 4,820,553
   Realized net gain (loss)
    on investments  ..             ---   2,377,676     776,421
   Unrealized appreciation
    (depreciation)  ..             ---     584,399   3,303,758
                           ----------- ----------- -----------
    Net increase in net
      assets resulting
      from operations.         624,768   6,938,122   8,900,732
                           ----------- ----------- -----------
 Dividends to shareholders:*
   From net investment income (624,768) (3,976,047) (4,820,553)
   From realized net gain on
    investment transactions         --- (2,377,676)         ---
   In excess of realized net
    gain from investment
    transactions  ....              ---         ---         ---
                           ----------- ----------- -----------
                              (624,768) (6,353,723) (4,820,553)
                           ----------- ----------- -----------
 Capital share transactions**2,004,876  31,714,436  25,728,675
                           ----------- ----------- -----------
    Total increase  ..       2,004,876  32,298,835  29,808,854
Net Assets
 Beginning of period        23,994,992  49,427,807  41,456,495
                           ----------- ----------- -----------
 End of period  ......     $25,999,868 $81,726,642 $71,265,349
                           =========== =========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                 *See "Financial Highlights" on pages 122-130. **Shares issued from sale
 of shares  ..........     188,336,077   5,709,768   6,007,488
Shares issued from reinvest-
 ment of dividends and/or
 distributions .......         624,768   1,156,980   1,068,165
Shares redeemed ......    (186,955,969) (1,137,054) (1,374,357)
                           -----------   ---------   ---------
Increase in outstanding
 capital shares ......       2,004,876   5,729,694   5,701,296
                           ===========   =========   =========
Value issued from sale
 of shares  ..........    $188,336,077 $31,672,885 $27,116,169
Value issued from reinvest-
 ment of dividends and/or
 distributions .......         624,768   6,353,723   4,820,553
Value redeemed .......    (186,955,969) (6,312,172) (6,208,047)
                          ------------ ----------- -----------
Increase in outstanding
 capital  ............    $  2,004,876 $31,714,436 $25,728,675
                          ============ =========== ===========


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:


                                                        For the fiscal year ended December 31,
                         -------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
  beginning of
  period ...........     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.1211      0.0537      0.1013      0.1229      0.1661      0.1611      0.1539      0.0523
  Net realized and
    unrealized gain
    (loss) on
    investments ....      0.0268      0.8087      1.0653      1.6636     (0.4546)     1.2150      0.4944     (0.2154)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......      0.1479      0.8624      1.1666      1.7865     (0.2885)     1.3761      0.6483     (0.1631)
                         -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income ..........    (0.1211)    (0.0537)    (0.1013)    (0.1229)    (0.1661)    (0.1611)    (0.1539)    (0.0523)
  Distribution from
    capital gains ...    (0.3244)    (0.7569)    (0.5121)    (1.0142)    (0.0000)    (0.7962)    (0.2953)    (0.0000)
  Distribution in
    excess of capital
    gains ...........    (0.0000)    (0.0061)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total distributions .    (0.4455)    (0.8167)    (0.6134)    (1.1371)    (0.1661)    (0.9573)    (0.4492)    (0.0523)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period .....    $5.8986     $6.1962     $6.1505     $5.5973     $4.9479     $5.4025     $4.9837     $4.7846
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return ........     2.39%      14.02%      20.84%      36.10%      -5.34%      27.61%      13.55%      -6.86%
Net assets, end of
  period (000
  omitted) ..........   $276,737    $220,590    $122,363     $69,044     $37,440     $28,510     $14,521      $5,636
Ratio of expenses
  to average net
  assets ............     0.77%       0.78%       0.80%       0.86%       0.86%       0.85%       0.96%       0.91%
Ratio of net investment
  income to average
  net assets ........     2.07%       1.01%       2.00%       2.43%       3.58%       3.40%       3.79%       4.92%
Portfolio turnover
  rate ..............   277.36%     297.81%     225.87%     316.72%     331.15%     344.71%     278.57%     127.80%

*The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December
 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987
 (initial offering) through December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through
 December 31, 1991.  The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond
 Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.  Ratios and portfolio turnover rates have been annualized.

                       See notes to financial statements.


FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                  For the fiscal year ended
                                          December 31,
                                -------------------------------
                                 1994     1993     1992   1991*
                               ------- -------  ------- -------
Net asset value,
 beginning of
 period  ...........           $6.9180 $5.9530  $5.3158 $5.0000
                               ------- -------  ------- -------
Income from investment
 operations:
 Net investment
   income ..........            0.0702  0.0651   0.0803  0.0633
 Net realized and
   unrealized gain (loss)
   on investments ..           (0.1490) 0.9650   0.6496  0.3158
                               ------- -------  ------- -------
Total from investment
 operations  .......           (0.0788) 1.0301   0.7299  0.3791
                               ------- -------  ------- -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0703)(0.0651) (0.0803)(0.0633)
 Distribution from
   capital gains....           (0.0000)(0.0000) (0.0124)(0.0000)
                               ------- -------  ------- -------
Total distributions.           (0.0703)(0.0651) (0.0927)(0.0633)
                               ------- -------  ------- -------
Net asset value,
 end of period  ....           $6.7689 $6.9180  $5.9530 $5.3158
                               ======= =======  ======= =======
Total return........           -1.14%  17.30%   13.78%  17.43%
Net assets, end of
 period (000
 omitted)  .........        $218,774$155,092  $65,027 $15,640
Ratio of expenses
 to average net
 assets ............            0.77%   0.79%    0.85%   0.89%
Ratio of net investment
 income to average
 net assets  .......            1.16%   1.36%    1.78%   2.47%
Portfolio turnover
 rate  .............           23.32%  18.38%   15.74%   4.41%

*The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the
                            period
                            ended
                            12/31/94*
                             ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........            0.0207
 Net realized and
   unrealized loss
   on investments ..           (0.0074)
                               -------
Total from investment
 operations  .......            0.0133

Less dividends from net
   investment
   income ..........           (0.0207)
                               -------
Net asset value,
 end of period  ....           $4.9926
                               =======
Total return........            0.26%
Net assets, end of
 period (000
 omitted)  .........         $26,020
Ratio of expenses
 to average net
 assets ............            1.26%
Ratio of net investment
 income to average
 net assets  .......            1.37%
Portfolio turnover
 rate  .............           23.23%

*The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the
                            period
                            ended
                            12/31/94*
                            ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........            0.0376
 Net realized and
   unrealized gain
   on investments ..            1.0086
                               -------
Total from investment
 operations  .......            1.0462
                               -------
Less distributions:
 Dividends from net
   investment income           (0.0376)
 Distribution from
   capital gains....           (0.0168)
                               -------
Total distributions            (0.0544)
                               -------
Net asset value,
 end of period  ....           $5.9918
                               =======
Total return........           20.92%
Net assets, end of
 period (000
 omitted)  .........         $16,080
Ratio of expenses
 to average net
 assets ............            1.08%
Ratio of net investment
 income to average
 net assets  .......            2.35%
Portfolio turnover
 rate  .............           21.61%

*The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the
                            period
                            ended
                            12/31/94*
                            ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........            0.0460
 Net realized and
   unrealized loss
   on investments ..           (0.0641)
                               -------
Total from investment
 operations  .......           (0.0181)
Less dividends from net
   investment
   income ..........           (0.0460)
                               -------
Net asset value,
 end of period  ....           $4.9359
                               =======
Total return........           -0.37%
Net assets, end of
 period (000
 omitted)  .........          $8,671
Ratio of expenses
 to average net
 assets ............            0.95%
Ratio of net investment
 income to average
 net assets  .......            3.14%
Portfolio turnover
 rate  .............           19.74%

  *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:


                                                           For the fiscal year ended December 31,
                         -------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
  beginning of
  period ...........     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Net investment
  income ...........      0.0368      0.0260      0.0324      0.0536      0.0753      0.0852      0.0677      0.0297
Less dividends
  declared .........     (0.0368)    (0.0260)    (0.0324)    (0.0536)    (0.0753)    (0.0852)    (0.0677)    (0.0297)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return .......      3.72%       2.63%       3.29%       5.49%       7.82%       8.91%       7.37%       6.57%
Net assets, end of
  period (000
  omitted) .........     $30,812     $26,000     $23,995     $19,797     $16,870     $11,753      $8,711      $5,868
Ratio of expenses
  to average net
  assets ...........      0.65%       0.65%       0.65%       0.76%       0.79%       0.78%       0.94%       0.89%
Ratio of net investment
  income to average
  net assets .......      3.72%       2.61%       3.17%       5.33%       7.52%       8.49%       6.84%       6.81%

*The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December
 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987
 (initial offering) through December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through
 December 31, 1991.  The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond
 Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.  Ratios and portfolio turnover rates have been annualized.


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the
                            period
                            ended
                            12/31/94*
                            ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........            0.1507
 Net realized and
   unrealized loss
   on investments ..           (0.1375)
                               -------
Total from investment
 operations  .......            0.0132
                               -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.1507)
 Distribution from
   capital gains ...           (0.0014)
                               -------
Total distributions            (0.1521)
                               -------
Net asset value,
 end of period  ....           $4.8611
                               =======
Total return........            0.26%
Net assets, end of
 period (000
 omitted)  .........          $1,645
Ratio of expenses
 to average net
 assets ............            0.93%
Ratio of net investment
 income to average
 net assets  .......            5.89%
Portfolio turnover
 rate  .............           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                       For the fiscal year ended December 31,
                         -------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
  beginning of
  period ...........     $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.3507      0.3334      0.3643      0.3867      0.4025      0.4155      0.4088      0.1861
  Net realized and
    unrealized gain
    (loss) on
    investments ....     (0.6652)     0.3046      0.0216      0.3771     (0.0715)     0.1397     (0.0394)    (0.0249)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......     (0.3145)     0.6380      0.3859      0.7638      0.3310      0.5552      0.3694      0.1612
                         -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from net
    investment
    income .........     (0.3507)    (0.3334)    (0.3643)    (0.3867)    (0.4025)    (0.4155)    (0.4088)    (0.1861)
  Distribution from
    capital gains ..     (0.0000)    (0.1627)    (0.0251)    (0.0644)    (0.0000)    (0.0000)    (0.0000)    (0.0505)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.3507)    (0.4961)    (0.3894)    (0.4511)    (0.4025)    (0.4155)    (0.4088)    (0.2366)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $4.7393     $5.4045     $5.2626     $5.2661     $4.9534     $5.0249     $4.8852     $4.9246
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return .......     -5.90%      12.37%       7.67%      16.19%       7.03%      11.82%       7.74%       7.20%
Net assets, end of
  period (000
  omitted) .........     $74,017     $81,727     $49,428     $29,112     $16,464     $11,530      $6,465      $2,923
Ratio of expenses
  to average net
  assets ...........      0.62%       0.62%       0.64%       0.72%       0.78%       0.81%       0.96%       0.79%
Ratio of net investment
  income to average
  net assets .......      6.73%       6.01%       6.91%       7.65%       8.05%       8.34%       8.17%       8.96%
Portfolio turnover
  rate .............    135.82%      68.75%      44.32%      52.50%      51.50%      42.83%      29.18%     187.93%

*The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December
 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987
 (initial offering) through December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through
 December 31, 1991.  The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond
 Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.  Ratios and portfolio turnover rates have been annualized.


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                     For the fiscal year ended December 31,
                         -------------------------------------------------------------------------------------------
                            1994        1993        1992        1991        1990        1989        1988        1987*
                            ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
  beginning of
  period ...........     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333     $5.0000
                         -------     -------     -------     -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income .........      0.4106      0.3899      0.4050      0.4368      0.4346      0.5810      0.5263      0.2425
  Net realized and
    unrealized gain
    (loss) on
    investments ....     (0.5255)     0.3487      0.2116      0.6703     (0.7221)    (0.7549)     0.1595     (0.2667)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
  operations .......     (0.1149)     0.7386      0.6166      1.1071     (0.2875)    (0.1739)     0.6858     (0.0242)
                         -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
  Dividends from
    net investment
    income .........     (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5263)    (0.2425)
  Distribution from
    capital gains ..     (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0000)    (0.0091)    (0.0000)
                         -------     -------     -------     -------     -------     -------     -------     -------
Total distributions      (0.4106)    (0.3899)    (0.4050)    (0.4368)    (0.4346)    (0.5810)    (0.5354)    (0.2425)
                         -------     -------     -------     -------     -------     -------     -------     -------
Net asset value,
  end of period ....     $4.1118     $4.6373     $4.2886     $4.0770     $3.4067     $4.1288     $4.8837     $4.7333
                         =======     =======     =======     =======     =======     =======     =======     =======
Total return .......     -2.55%      17.90%      15.70%      34.19%      -7.44%      -4.19%      15.14%      -0.99%
Net assets, end of
  period (000
  omitted) .........     $72,644     $71,265     $41,456     $24,394     $13,868     $15,717     $12,779      $4,521
Ratio of expenses
  to average net
  assets ...........      0.74%       0.75%       0.77%       0.87%       0.90%       0.82%       0.91%       0.79%
Ratio of net investment
  income to average
  net assets .......      9.03%       8.66%       9.48%      11.32%      11.55%      12.54%      10.85%      10.70%
Portfolio turnover
  rate .............     37.86%      54.22%      60.79%      34.00%      12.21%      74.97%      46.75%       7.09%

*The Money Market Portfolio, Bond Portfolio, High Income Portfolio and Growth Portfolio's inception date is December
 2, 1986; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987
 (initial offering) through December 31, 1987.  The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through
 December 31, 1991.  The International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond
 Portfolio's inception date is April 28, 1994; however, since these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994.  Ratios and portfolio turnover rates have been annualized.



                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1994

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the nine classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using NASDAQ (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $725.4 million of combined net assets at December 31, 1994) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $21,273.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the year ended December 31, 1994, are summarized as follows:

                                    Growth        Income International
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $610,720,993  $110,216,798   $15,533,923
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    587,088,754   122,085,281   123,647,756
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         599,584,276    43,252,090     1,220,081
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    541,578,604   119,015,514   111,641,229

                                 Small Cap   BalancedMoney Market
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                     $5,949,448 $5,205,411        $---
Purchases of U.S. Government
   securities                          ---    558,734         ---
Purchases of short-term
 securities                     97,663,698 42,037,927 301,240,425
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities             393,563    358,207         ---
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---        ---         ---
Proceeds from maturities
 and sales of short-term
 securities                     88,681,760 38,660,425 303,613,144

                                  Limited-                  High
                                 Term Bond       Bond     Income
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                     $1,272,587$68,447,930 $32,290,564
Purchases of U.S. Government
   securities                      972,063 39,942,617         ---
Purchases of short-term
 securities                      3,157,000 62,965,209  51,306,202
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities              52,702 61,694,962  26,035,941
Proceeds from maturities
 and sales of U.S.
 Government securities             688,031 40,410,384         ---
Proceeds from maturities
 and sales of short-term
 securities                      3,111,930 66,437,462  48,207,575

     For Federal income tax purposes, cost of investments owned at December 31, 1994 and the related unrealized appreciation (depreciation) were as follows:
                                                                     Aggregate
                                    Cost Appreciation Depreciation Appreciation
                            ------------ ------------ ------------ ------------
Growth Portfolio            $286,427,133   $5,310,898 $(14,928,500) $(9,617,602)
Income Portfolio             202,473,404   22,487,056   (6,115,933)  16,371,123
International Portfolio       26,445,737      529,294   (1,193,390)    (664,096)
Small Cap Portfolio           14,720,884    1,448,308     (140,029)   1,308,279
Balanced Portfolio             8,826,711       98,975     (334,409)    (235,434)
Money Market Portfolio        27,624,021            0            0            0
Limited-Term Bond Portfolio    1,658,060            0      (47,687)     (47,687)
Bond Portfolio                77,172,386       68,638   (4,664,972)  (4,596,334)
High Income Portfolio         74,841,167      852,083   (4,845,109)  (3,993,026)

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Growth, Small Cap and Limited-Term Bond Portfolios realized capital gain net income of $14,154,374, $44,381 and $455, respectively, during the year ended December 31, 1994. The capital gain net income was paid to shareholders during the year ended December 31, 1994.
For Federal income tax purposes the Income Portfolio realized capital gain net income of $685,306 during the year ended December 31, 1994. These capital gains were entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of Income Portfolio aggregated $459,928 at December 31, 1994, and are available to offset future realized capital gain net income through December 31, 2001. For Federal income tax purposes, Bond, High Income, Balanced and International Portfolios realized capital losses of $3,479,696, $1,428,392, $3,218 and $21,009, respectively, during the year ended
December 31, 1994. These amounts are available to offset future realized capital gain net income through December 31, 2002. In addition, the High Income Portfolio has $316,713 in capital loss carryforwards from prior years, which are available to offset future realized capital gain net income through December 31, 1999.

Note 5 -- Organization

     The inception date of the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, and the Limited-Term Bond Portfolio is April 28, 1994; however, these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, May 3, 1994. The statement of operations and the statement of changes in net assets for the remaining Portfolios are for the fiscal year ended December 31, 1994.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of TMK/United Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine portfolios comprising TMK/United Funds, Inc., issuer of the respective nine classes of capital shares (Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Money Market Portfolio, Limited-Term Bond Portfolio, Bond Portfolio and High Income Portfolio) at December 31, 1994, the results of their operations, and the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1995

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS
Banks and Savings and Loans - 14.85%
 Ahmanson (H. F.) & Company  .............    75,000 $  1,650,000
 Bank of Boston Corporation  .............    50,000    1,875,000
 BankAmerica Corporation  ................    75,000    3,946,875
 Barnett Banks, Inc.  ....................    50,000    2,562,500
 BayBanks, Inc.  .........................    25,000    1,984,375
 Boatmen's Bancshares, Inc.  .............   100,000    3,518,700
 Brooklyn Bancorp, Inc.*  ................    79,200    2,653,200
 California Federal Bank, F.S.B.*  .......   150,000    1,968,750
 Calumet Bancorp, Inc.*  .................    25,000      671,875
 Chemical Banking Corporation  ...........    80,000    3,780,000
 City National Corporation  ..............   125,000    1,421,875
 Compass Bancshares, Inc.  ...............    75,000    2,151,525
 Crestar Financial Corporation  ..........    50,000    2,450,000
 Dime Bancorp, Inc.* .....................   100,000    1,000,000
 First Fidelity Bancorporation  ..........    50,000    2,950,000
 Great Western Financial Corporation  ....    75,000    1,546,875
 Midlantic Corporation  ..................   200,000    7,975,000
 Northern Trust Corporation  .............    75,000    3,000,000
 Roosevelt Financial Group, Inc.  ........   200,000    3,325,000
   Total .................................             50,431,550

Biotechnology and Medical Services - 1.50%
 Centocor, Inc.*  ........................   200,000    2,875,000
 Ventritex, Inc.*  .......................    35,600      598,507
 Zoll Medical Corporation*  ..............   125,000    1,609,375
   Total .................................              5,082,882

Building - 0.43%
 United Dominion Realty Trust, Inc.  .....   100,000    1,475,000

Chemicals Major - 2.02%
 du Pont (E.I.) de Nemours and Company  ..   100,000    6,875,000

Chemicals Specialty and Miscellaneous Technology - 1.90%
 Geon Company (The)  .....................   130,000    3,737,500
 IMC Global, Inc.  .......................    50,000    2,706,250
   Total .................................              6,443,750

Computers and Office Equipment - 10.07%
 Adobe Systems Incorporated  .............    70,000    4,077,500
 America Online, Inc.*  ..................    85,000    3,718,750
 Automatic Data Processing, Inc.  ........    70,000    4,401,250
 Broderbund Software, Inc.*  .............    40,000    2,545,000
 General Motors Corporation, Class E  ....   185,000    8,047,500
 HBO & Company  ..........................    50,000    2,731,250


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Computers and Office Equipment (Continued)
 Inference Corporation, Class A* .........    10,500 $    148,313
 NETCOM On-Line Communication Services,
   Inc.* .................................    30,000      770,610
 Oracle Systems Corporation* .............   125,000    4,820,250
 Seagate Technology, Inc.* ...............    75,000    2,943,750
   Total .................................             34,204,173

Drugs and Hospital Supply - 8.31%
 Baxter International Inc.  ..............   100,000    3,637,500
 Bristol-Myers Squibb Company  ...........    70,000    4,768,750
 Merck & Co., Inc.  ......................   150,000    7,350,000
 Schering-Plough Corporation  ............    83,600    3,688,850
 SmithKline Beecham plc, ADR  ............   100,000    4,525,000
 United States Surgical Corporation  .....   100,000    2,087,500
 Warner-Lambert Company  .................    25,000    2,159,375
   Total .................................             28,216,975

Electrical Equipment - 1.05%
 Emerson Electric Co.  ...................    50,000    3,575,000

Electronics - 11.90%
 Analog Devices, Inc.*  ..................    75,000    2,550,000
 Applied Materials, Inc.*  ...............    40,000    3,460,000
 Cascade Communications Corp.*  ..........    40,000    1,725,000
 cisco Systems, Inc.*  ...................    75,000    3,792,150
 Digital Link Corporation*  ..............    75,000    2,146,875
 Hewlett-Packard Company  ................    50,000    3,725,000
 Intel Corporation  ......................   120,000    7,597,440
 LSI Logic Corporation*  .................    45,000    1,760,625
 Micron Technology, Inc.  ................    75,000    4,115,625
 Silicon Valley Group, Inc.*  ............    75,000    2,723,400
 Summa Four, Inc.*  ......................   125,000    3,484,375
 Texas Instruments Incorporated  .........    25,000    3,346,875
   Total .................................             40,427,365

Financial - 2.15%
 Federal National Mortgage Association  ..    30,000    2,831,250
 First USA, Inc.  ........................    40,000    1,775,000
 Regional Acceptance Corporation*  .......   150,000    2,700,000
   Total .................................              7,306,250

Food and Related - 1.01%
 Ralcorp Holdings*  ......................   150,000    3,431,250


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Hospital Management - 2.51%
 Columbia/HCA Healthcare Corporation  ....   100,000 $  4,325,000
 Quorum Health Group, Inc.*  .............   100,000    2,006,200
 Sierra Health Services, Inc.*  ..........    89,300    2,187,850
   Total .................................              8,519,050

Household Products - 1.35%
 Procter & Gamble Company (The)  .........    25,000    1,796,875
 Rubbermaid Incorporated  ................   100,000    2,775,000
   Total .................................              4,571,875

Insurance - 6.13%
 Chubb Corporation (The)  ................    50,000    4,006,250
 First Colony Corporation  ...............   125,000    3,000,000
 National Re Corporation  ................    93,100    3,118,850
 PMI Group, Inc. (The)  ..................    40,600    1,761,025
 St. Paul Companies, Inc. (The)  .........   100,000    4,925,000
 TIG Holdings, Inc.  .....................   175,000    4,025,000
   Total .................................             20,836,125

Leisure Time - 7.79%
 Boston Chicken, Inc.*  ..................    75,000    1,814,025
 Capital Cities/ABC, Inc.  ...............    25,000    2,700,000
 Comcast Corporation, Class A  ...........   300,000    5,568,600
 Tele-Communications, Inc., Class A*  ....   200,000    4,687,400
 Time Warner Incorporated  ...............   100,000    4,112,500
 Viacom Inc., Class B*  ..................   125,000    5,796,875
 Wendy's International, Inc.  ............   100,000    1,787,500
   Total .................................             26,466,900

Machinery - 0.72%
 Keystone International, Inc.  ...........   125,000    2,453,125

Multi-Industry - 3.53%
 Berkshire Hathaway Inc.*  ...............        10      234,500
 ITT Corporation  ........................   100,000   11,750,000
   Total .................................             11,984,500

Paper - 4.33%
 Bowater Incorporated  ...................   150,000    6,731,250
 Champion International Corporation  .....    30,000    1,563,750
 James River Corporation of Virginia  ....   125,000    3,453,125
 Mead Corporation (The)*  ................    50,000    2,968,750
   Total .................................             14,716,875

Publishing and Advertising - 0.67%
 News Corporation Limited (The), ADR  ....   100,000    2,262,500

Railroads - 1.92%
 Conrail Inc.  ...........................    75,000    4,171,875
 Southern Pacific Rail Corporation*  .....   150,000    2,362,500
   Total .................................              6,534,375


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Retailing - 2.82%
 Borders Group, Inc.*  ...................   236,000 $  3,392,500
 Charming Shoppes Inc.  ..................   100,000      531,200
 Family Dollar Stores, Inc.  .............   225,000    3,318,750
 Mercantile Stores Company, Inc.  ........    50,000    2,325,000
   Total .................................              9,567,450

Services, Consumer and Business - 0.91%
 Block (H & R), Inc.  ....................    75,000    3,084,375

Telecommunications - 8.50%
 ADC Telecommunications, Inc.*  ..........    31,500    1,122,187
 AirTouch Communications*  ...............   125,000    3,562,500
 Ascend Communications, Inc.*  ...........    40,000    2,025,000
 AT&T Corporation  .......................   150,000    7,968,750
 MCI Communications Corporation  .........   200,000    4,387,400
 MFS Communications Company, Inc.*  ......   125,000    4,000,000
 Nokia Corporation, ADS  .................    50,000    2,981,250
 Ortel Corporation*  .....................   190,200    2,805,450
   Total .................................             28,852,537

TOTAL COMMON STOCKS - 96.37%                         $327,318,882
 (Cost: $306,926,055)

PREFERRED STOCKS - 0.90%
Building
 National Health Investors, Inc.,
   Convertible ...........................   125,000 $  3,062,500
 (Cost: $3,048,040)

TOTAL SHORT-TERM SECURITIES - 2.59%                  $  8,791,976
 (Cost: $8,791,976)

TOTAL INVESTMENT SECURITIES - 99.86%                 $339,173,358
 (Cost: $318,766,071)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.14%         460,500

NET ASSETS - 100.00%                                 $339,633,858


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS
Aerospace - 1.42%
 Boeing Company (The)  ...................    44,500 $  2,786,813
 Sundstrand Corporation  .................    21,000    1,254,750
   Total .................................              4,041,563

Airlines - 2.66%
 AMR Corporation*  .......................    28,000    2,089,500
 Southwest Airlines Co.  .................   162,000    3,867,750
 USAir Group, Inc.*  .....................   139,000    1,615,875
   Total .................................              7,573,125

Automotive - 5.40%
 Chrysler Corporation  ...................    75,500    3,614,563
 Dana Corporation  .......................    53,000    1,517,125
 Eaton Corporation  ......................    35,000    2,034,375
 Ford Motor Company  .....................   130,500    3,882,375
 General Motors Corporation  .............    69,500    3,257,813
 Magna International Inc., Class A  ......    24,500    1,081,062
   Total .................................             15,387,313

Banks and Savings and Loans - 2.55%
 Citicorp  ...............................    52,000    3,009,500
 First Bank System, Inc.  ................    35,000    1,435,000
 First Interstate Bancorp  ...............    21,000    1,685,250
 Midlantic Corporation  ..................    28,000    1,116,500
   Total .................................              7,246,250

Beverages - 1.08%
 PepsiCo, Inc.  ..........................    67,500    3,079,687

Biotechnology and Medical Services - 1.35%
 Centocor, Inc.*  ........................    14,000      201,250
 Medtronic, Inc.  ........................    28,000    2,159,500
 Ventritex, Inc.*  .......................    89,000    1,496,268
   Total .................................              3,857,018

Building - 6.71%
 Armstrong World Industries, Inc.  .......    62,500    3,132,813
 Centex Corporation  .....................   134,400    3,796,800
 Georgia-Pacific Corporation  ............    29,500    2,559,125
 Louisiana-Pacific Corporation  ..........    70,000    1,837,500
 Pulte Corporation  ......................   148,900    4,169,200
 Temple-Inland Inc.  .....................    24,500    1,166,812
 Weyerhaeuser Company  ...................    52,000    2,450,500
   Total .................................             19,112,750


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Chemicals Major - 6.51%
 Air Products and Chemicals, Inc.  .......    70,000 $  3,902,500
 Albemarle Corporation  ..................    72,800    1,137,500
 Dow Chemical Company (The)  .............    17,500    1,257,812
 du Pont (E.I.) de Nemours and Company  ..    68,500    4,709,375
 PPG Industries, Inc.  ...................    87,000    3,741,000
 Praxair, Inc.  ..........................    69,500    1,737,500
 Union Carbide Corporation  ..............    61,000    2,035,875
   Total .................................             18,521,562

Chemicals Specialty and Miscellaneous Technology - 3.77%
 Geon Company (The)  .....................   100,600    2,892,250
 IMC Global, Inc.  .......................    29,400    1,591,275
 Polaroid Corporation  ...................    97,500    3,973,125
 Xerox Corporation  ......................    19,500    2,286,375
   Total .................................             10,743,025

Computers and Office Equipment - 4.57%
 Computer Associates International, Inc.      17,500    1,185,625
 General Motors Corporation, Class E  ....    75,800    3,297,300
 International Business Machines
   Corporation ...........................    35,000    3,360,000
 Microsoft Corporation*  .................    21,000    1,899,177
 Oracle Systems Corporation*  ............    84,700    3,266,201
   Total .................................             13,008,303

Consumer Electronics and Appliances - 1.36%
 Harman International Industries,
   Incorporated ..........................    23,000      931,500
 Whirlpool Corporation  ..................    53,500    2,942,500
   Total .................................              3,874,000

Drugs and Hospital Supply - 0.95%
 Bristol-Myers Squibb Company  ...........    19,500    1,328,438
 Merck & Co., Inc.  ......................    28,000    1,372,000
   Total .................................              2,700,438

Electrical Equipment - 2.34%
 Emerson Electric Co.  ...................    28,000    2,002,000
 General Electric Company  ...............    82,500    4,650,937
   Total .................................              6,652,937


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electronics - 11.98%
 AMP Incorporated  .......................    77,000 $  3,253,250
 Analog Devices, Inc.*  ..................   193,200    6,568,800
 Applied Materials, Inc.*  ...............    60,000    5,190,000
 cisco Systems, Inc.*  ...................    69,500    3,514,059
 Intel Corporation  ......................   105,000    6,647,760
 LSI Logic Corporation*  .................   134,400    5,258,400
 Linear Technology Corporation  ..........    21,300    1,400,475
 Molex Incorporated, Class A  ............    62,550    2,275,256
   Total .................................             34,108,000

Engineering and Construction - 0.86%
 Fluor Corporation  ......................    28,000    1,456,000
 Foster Wheeler Corporation  .............    28,000      987,000
   Total .................................              2,443,000

Financial - 1.52%
 Federal Home Loan Mortgage Corporation  .    35,000    2,406,250
 Federal National Mortgage Association  ..    20,500    1,934,688
   Total .................................              4,340,938

Food and Related - 0.76%
 CPC International Inc.  .................    35,000    2,161,250

Hospital Management - 1.40%
 Columbia/HCA Healthcare Corporation  ....    26,000    1,124,500
 Tenet Healthcare Corporation*  ..........    69,500      999,062
 United HealthCare Corporation  ..........    45,000    1,861,875
   Total .................................              3,985,437

Household Products - 3.24%
 Colgate-Palmolive Company  ..............    42,000    3,071,250
 Gillette Company (The)  .................    70,000    3,123,750
 Procter & Gamble Company (The)  .........    42,000    3,018,750
   Total..................................              9,213,750

Leisure Time - 2.30%
 Walt Disney Company (The)  ..............    49,000    2,725,625
 McDonald's Corporation  .................    97,500    3,814,687
   Total .................................              6,540,312

Machinery - 6.86%
 Case Corporation  .......................    97,500    2,900,625
 Caterpillar Inc.  .......................   109,500    7,035,375
 Cooper Industries, Inc.  ................    37,000    1,461,500
 Deere & Company  ........................    47,500    4,067,187
 Ingersoll-Rand Company  .................    28,000    1,071,000
 Parker Hannifin Corporation  ............    42,000    1,522,500
 Trinova Corporation  ....................    42,000    1,470,000
   Total .................................             19,528,187


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Multi-Industry - 2.08%
 ITT Corporation  ........................    50,500 $  5,933,750

Paper - 2.44%
 Bowater Incorporated  ...................    32,000    1,436,000
 International Paper Company  ............    40,500    3,472,875
 Union Camp Corporation  .................    35,000    2,025,625
   Total .................................              6,934,500

Railroads - 2.82%
 CSX Corporation  ........................    24,500    1,840,563
 Conrail Inc.  ...........................    42,000    2,336,250
 Norfolk Southern Corporation  ...........    21,000    1,414,875
 Southern Pacific Rail Corporation*  .....    32,000      504,000
 Union Pacific Corporation  ..............    35,000    1,938,125
   Total .................................              8,033,813

Retailing - 8.37%
 Circuit City Stores, Inc.  ..............   111,500    3,526,188
 Dayton Hudson Corporation  ..............    32,500    2,331,875
 Gap, Inc. (The)  ........................    49,000    1,708,875
 Home Depot, Inc. (The)  .................    53,500    2,173,438
 Limited, Inc. (The)  ....................    52,000    1,144,000
 May Department Stores Company (The)  ....    67,500    2,809,688
 Nordstrom, Inc.  ........................    26,000    1,074,112
 OfficeMax, Inc.*  .......................    46,500    1,296,187
 Penney (J.C.) Company, Inc.  ............    47,000    2,256,000
 Tommy Hilfiger Corporation*  ............   108,800    3,046,400
 Toys "R" Us, Inc.*  .....................    21,000      614,250
 Wal-Mart Stores, Inc.  ..................    69,500    1,859,125
   Total .................................             23,840,138

Steel - 0.39%
 Nucor Corporation  ......................    21,000    1,123,500

Telecommunications - 8.39%
 ADC Telecommunications, Inc.*  ..........    16,000      570,000
 AT&T Corporation  .......................    35,000    1,859,375
 BellSouth Corporation  ..................    22,000    1,397,000
 General Instrument Corporation*  ........    69,500    2,667,063
 General Motors Corporation, Class H  ....    12,300      485,850
 MCI Communications Corporation  .........   130,000    2,851,810
 MFS Communications Company, Inc.*  ......    29,900      956,800
 Motorola, Inc.  .........................   115,500    7,752,937
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR  .........................   140,000    2,808,680
 Vanguard Cellular Systems, Inc.*  .......   105,000    2,533,125
   Total .................................             23,882,640


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Tire and Rubber - 1.01%
 Goodyear Tire & Rubber Company (The)  ...    69,500 $  2,866,875

TOTAL COMMON STOCKS - 95.09%                         $270,734,061
 (Cost: $208,154,290)

TOTAL SHORT-TERM SECURITIES - 4.14%                  $ 11,788,766
 (Cost: $11,788,766)

TOTAL INVESTMENT SECURITIES - 99.23%                 $282,522,827
 (Cost: $219,943,056)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.77%       2,187,966

NET ASSETS - 100.00%                                 $284,710,793


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS
Australia - 1.79%
 Westpac Banking Corp.  ..................   200,000  $   723,594

Finland - 7.57%
 Enso-Gutzeit Oy  ........................    40,400      365,897
 Kymmene Oy  .............................    13,000      404,634
 Metsa-Serla Oy, Series B  ...............    20,000      889,305
 Nokia Corporation, Series K  ............    15,000      891,645
 Tampella OY*  ...........................   200,000      505,500
   Total .................................              3,056,981

France - 6.55%
 Credit Lyonnais SA*  ....................     8,000      460,742
 Lapeyre S.A.  ...........................     6,625      435,631
 Pechiney International  .................    30,000      757,529
 Societe Industrielle de Transports
   Automobiles S.A. ......................     3,500      497,805
 Television Francaise 1-TF1 S.A.  ........     5,000      492,136
   Total .................................              2,643,843

Germany - 18.14%
 APCOA Parking Aktiengesellschaft*  ......     9,000      473,034
 Computer 2000 AG  .......................       700      242,409
 Durr Beteiligungs AG  ...................     3,500    1,239,879
 Fag Kugelfischer AG  ....................     6,000      817,669
 GILDEMEISTER Aktiengesellschaft*  .......    11,000      890,688
 Mannesmann AG  ..........................     3,300    1,007,989
 Rheinelektra AG  ........................       550      421,487
 Tarkett Aktiengesellschaft, ADS (A)* ....    12,000      312,000
 TRAUB AG*  ..............................     8,500    1,136,857
 VEBA AG  ................................     2,000      785,859
   Total .................................              7,327,871

Hong Kong - 4.90%
 First Pacific Company Limited  ..........   750,000      663,948
 Guangdong Corporation Limited  .......... 1,000,000      546,021
 HSBC Holdings Plc  ......................    60,000      769,599
   Total .................................              1,979,568

Indonesia - 2.98%
 PT Bukaka Teknik Utama, F*  .............   250,000      482,712
 PT Matahari Putra Prima, F  .............   347,500      553,940
 PT Matahari Putra Prima Rts*  ...........   173,750      167,742
   Total .................................              1,204,394

Japan - 1.67%
 Hitachi  ................................    50,000      498,584
 NEC  ....................................    16,000      175,407
   Total .................................                673,991


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Korea - 2.50%
 Samsung Electronics Co., Ltd., GDR (A)*      19,000 $  1,009,470

Mexico - 7.57%
 Cemex, S.A., CPO Shares, Series A  ......   150,000      508,800
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B* ................   150,000      498,000
 Grupo Carso, S.A. de C.V.,
   Series 1A* ............................   150,000      820,800
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO Shares* .................. 1,746,000      508,435
 Telefonos de Mexico S.A. de C.V., ADR  ..    24,400      722,850
   Total .................................              3,058,885

Netherlands - 1.59%
 Philips Electronics N.V. NY Shares  .....    15,000      641,250

Norway - 4.57%
 Den Norske Luftfartselskap A/S,
   Series B ..............................    25,000    1,075,225
 Kvaerner a.s.  ..........................    17,000      772,539
   Total .................................              1,847,764

Phillipines - 1.51%
 Universal Robina Corporation  ........... 1,200,000      610,807

Spain - 1.85%
 Telefonica de Espana, S.A.  .............    58,000      746,997

Sweden - 8.21%
 ASTRA AB, Class A  ......................    35,000    1,078,660
 Kinnevik AB  ............................    21,500      655,227
 Skandia Enskilda Banken, Class A  .......    91,000      472,208
 Trelleborg AB, Series B  ................    30,000      350,058
 AB Volvo  ...............................    40,000      760,519
   Total .................................              3,316,672

United Kingdom - 8.58%
 AMEC  ...................................   160,000      157,837
 BTR PLC  ................................   150,000      762,535
 House of Fraser PLC  ....................   111,000      224,297
 Next plc  ...............................   150,000      815,041


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
 Pilkington PLC  .........................   104,000  $   288,753
 United Biscuits (Holdings) Public
   Limited Co. ...........................    75,000      383,057
 Vodafone Group Plc  .....................   225,000      835,924
   Total .................................              3,467,444

TOTAL COMMON STOCKS - 79.98%                          $32,309,531
 (Cost: $31,086,924)

PREFERRED STOCKS - 4.92%
Germany
 Hornbach-Baumarkt-AG  ...................       700      946,356
 Marschollek, Lautenschlager und
   Partner AG* ...........................       800      520,532
 STO AG  .................................       841      519,849
   Total .................................            $ 1,986,737
 (Cost: $1,673,544)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.24%
 U.S. Bancorp,
   Master Note ...........................  $  1,310    1,310,000

Chemicals Major - 2.48%
 Olin Corporation,
   6.07%, 7-5-95 .........................     1,000      999,326

Financial - 5.45%
 General Motors Acceptance Corporation,
   6.08%, 7-17-95 ........................     1,010    1,007,271
 Textron Financial Corp.,
   6.05%, 7-26-95 ........................     1,200    1,194,958
   Total .................................              2,202,229

Food and Related - 2.46%
 General Mills, Inc.,
   Master Note ...........................       706      706,000
 Sara Lee Corporation,
   Master Note............................       287      287,000
   Total .................................                993,000

TOTAL SHORT-TERM SECURITIES - 13.63%                  $ 5,504,555
 (Cost: $5,504,555)


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1995

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.53%                  $39,800,823
 (Cost: $38,265,023)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.47%         595,440

NET ASSETS - 100.00%                                  $40,396,263


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS
Biotechnology and Medical Services - 5.80%
 EP Technologies, Inc.*  .................    50,000  $   500,000
 OmniCare, Inc.  .........................    10,000      271,250
 Pyxis Corporation*  .....................    20,000      451,240
 St. Jude Medical, Inc.  .................     3,000      150,186
 Tecnol Medical Products, Inc.*  .........    10,000      221,250
 Ventritex, Inc.*  .......................    12,000      201,744
 VidaMed, Inc.*  .........................    30,000      187,500
   Total .................................              1,983,170

Computers and Office Equipment - 19.22%
 ACT Networks, Inc.*  ....................    12,500      212,500
 Adobe Systems Incorporated  .............    10,000      582,500
 America Online, Inc.*.  .................     8,000      350,000
 ArcSys, Inc.*  ..........................     7,300      250,937
 Broderbund Software, Inc.*  .............     2,000      127,250
 Cerner Corporation*  ....................     1,000       60,750
 Eagle Point Software Corporation*  ......    20,000      337,500
 Electronic Arts Inc.*  ..................     8,000      217,496
 Integrated Silicon Solution, Inc.*  .....    10,000      521,250
 Learning Company (The)*  ................     3,000      107,250
 Macromedia, Inc.*  ......................     7,500      325,313
 MapInfo Corporation*  ...................     5,000      176,875
 Medic Computer Systems, Inc.*  ..........     1,400       54,250
 MicroTouch Systems, Inc.*  ..............    25,000      521,875
 Minnesota Educational Computing
   Corporation* ..........................    10,000      360,000
 Parametric Technology Corporation*  .....    12,000      595,500
 PHAMIS, Inc.*  ..........................    20,000      496,240
 Shiva Corporation*  .....................    10,000      430,000
 Synopsys, Inc.*  ........................     5,000      312,500
 UUNET Technologies, Inc.*  ..............     5,300      145,750
 Wall Data Incorporated*  ................    20,000      307,500
 Wonderware Corporation*  ................     2,000       81,250
   Total .................................              6,574,486

Drugs and Hospital Supply - 3.42%
 Circa Pharmaceuticals, Inc.*  ...........    15,000      478,125
 LUNAR CORPORATION*  .....................    25,000      693,750
   Total .................................              1,171,875

Electronics - 5.35%
 Information Storage Devices, Inc.*  .....     5,000      123,750
 LSI Logic Corporation*  .................     7,000      273,875
 SDL, Inc.*  .............................    36,000    1,071,000
 Silicon Valley Group, Inc.*  ............    10,000      363,120
   Total .................................              1,831,745


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Hospital Management - 4.76%
 Hillhaven Corporation (The)*  ...........     5,000  $   141,250
 Inphynet Medical Management Inc.*  ......     8,000      150,000
 PacifiCare Health Systems, Inc.*  .......     9,000      457,875
 Quorum Health Group, Inc.*  .............    11,000      220,682
 Sierra Health Services, Inc.*  ..........    15,000      367,500
 United HealthCare Corporation  ..........     7,000      289,625
   Total .................................              1,626,932

Leisure Time - 0.82%
 Longhorn Steaks, Inc.*  .................    20,000      280,000

Retailing - 2.78%
 Central Tractor Farm & Country, Inc.*  ..    15,000      155,625
 Hollywood Entertainment Corporation*  ...     6,000      270,750
 Movie Gallery, Inc.*  ...................    15,000      525,000
   Total .................................                951,375

Services, Consumer and Business - 2.89%
 CMG Information Services, Inc.*  ........    20,000      382,500
 Stewart Enterprises, Inc., Class A  .....    18,000      605,250
   Total .................................                987,750

Telecommunications - 5.83%
 MFS Communications Company, Inc.*  ......    22,000      704,000
 Mobile Telecommunication Technologies
   Corp.* ................................    20,000      546,240
 Ortel Corporation*  .....................    26,400      389,400
 TESSCO Technologies Incorporated*  ......    20,000      355,000
   Total .................................              1,994,640

Textiles and Apparel - 1.45%
 Department 56, Inc.*  ...................    13,000      497,250

Trucking - 0.39%
 Knight Transportation, Inc.*  ...........    10,000      132,500

TOTAL COMMON STOCKS - 52.71%                          $18,031,723
 (Cost: $14,165,148)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Automotive - 2.10%
 Echlin, Inc.,
   6.05%, 7-27-95 ........................    $  720      716,854


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Banks and Savings and Loans - 2.82%
 U.S. Bancorp,
   Master Note ...........................    $  966  $   966,000

 Chemicals Major - 1.80%
 Olin Corporation,
   6.07%, 7-5-95 .........................       615      614,585

 Financial - 11.43%
 B.A.T. Capital Corp.,
   5.92%, 7-5-95 .........................     1,000      999,342
 Merrill Lynch & Co., Inc.,
   5.97%, 7-26-95 ........................       820      816,600
 Textron Financial Corp.,
   6.05%, 7-26-95 ........................     1,000      995,799
 UBS Finance, Inc.,
   5.95%, 7-5-95 .........................     1,100    1,099,273
   Total .................................              3,911,014

 Food and Related - 10.63%
 ConAgra, Inc.,
   6.05%, 7-17-95 ........................     1,000      997,311
 General Mills, Inc.,
   Master Note ...........................     1,445    1,445,000
 Sara Lee Corporation,
   Master Note ...........................     1,193    1,193,000
   Total .................................              3,635,311

 Multi-Industry - 2.92%
 Alco Standard Corporation,
   6.02%, 7-12-95 ........................     1,000      998,161

 Public Utilities - Electric - 4.37%
 Idaho Power Company,
   6.0%, 7-12-95 .........................       500      499,083
 Western Resources Inc.,
   6.03%, 7-19-95 ........................     1,000      996,985
   Total .................................              1,496,068

 Retailing - 2.92%
 Rite Aid Corp.,
   6.02%, 7-10-95 ........................     1,000      998,495

Total Commercial Paper - 38.99%                        13,336,488


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (backed by irrevocable
 bank letter of credit) - 4.35%
 International Oil
 Petroleo Brasileiro S.A. - Petrobras
   (Barclays Bank PLC),
   5.98%, 8-17-95 ........................    $1,500  $ 1,488,289

Municipal Obligations - 3.50%
 Michigan
 Michigan Underground Storage Tank Financial
   Assurance Authority, State of Michigan,
   Series 1 (Canadian Imperial Bank of Commerce),
   6.12%, 7-10-95 ........................     1,200    1,198,164

TOTAL SHORT-TERM SECURITIES - 46.84%                  $16,022,941
 (Cost: $16,022,941)

TOTAL INVESTMENT SECURITIES - 99.55%                  $34,054,664
 (Cost: $30,188,089)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.45%         152,729

NET ASSETS - 100.00%                                  $34,207,393


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS
Airlines - 1.21%
 Southwest Airlines Co.  .................     8,000  $   191,000

Automotive - 0.61%
 AB Volvo, ADR, Series B  ................     5,100       96,900

Banks and Savings and Loans - 3.46%
 Ahmanson (H. F.) & Company  .............    14,500      319,000
 Great Western Financial Corporation  ....    11,000      226,875
   Total .................................                545,875

Beverages - 1.79%
 PepsiCo, Inc.  ..........................     6,200      282,875

Biotechnology and Medical Services - 0.70%
 St. Jude Medical, Inc.  .................     2,200      110,136

Building - 3.29%
 National Health Investors, Inc.  ........    12,000      327,000
 Temple-Inland Inc.  .....................       800       38,100
 York International Corporation  .........     3,400      153,000
   Total .................................                518,100

Chemicals Major - 4.08%
 Air Products and Chemicals, Inc.  .......     2,900      161,675
 du Pont (E.I.) de Nemours and Company  ..     1,200       82,500
 PPG Industries, Inc.  ...................     6,500      279,500
 Praxair, Inc.  ..........................     4,800      120,000
   Total .................................                643,675

Chemicals Specialty and Miscellaneous
 Technology - 3.32%
 Browning-Ferris Industries, Inc.  .......     7,000      252,875
 Crompton & Knowles Corporation  .........    14,300      201,987
 Minnesota Mining and Manufacturing
   Company ...............................     1,200       68,700
   Total .................................                523,562

Computers and Office Equipment - 3.89%
 Compaq Computer Corporation*  ...........     4,600      208,725
 Global DirectMail Corp.*  ...............    10,800      213,300
 International Business Machines
   Corporation ...........................     2,000      192,000
   Total .................................                614,025

Domestic Oil - 3.25%
 Amoco Corporation .......................     2,100      139,913
 Apache Corporation  .....................     6,000      164,250
 Atlantic Richfield Company  .............     1,900      208,525
   Total .................................                512,688


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Drugs and Hospital Supply - 1.72%
 American Home Products Corporation  .....     3,500  $   270,813

Electrical Equipment - 1.36%
 Emerson Electric Co.  ...................     3,000      214,500

Electronics - 3.54%
 AMP Incorporated  .......................     1,600       67,600
 Applied Materials, Inc.*  ...............     4,500      389,250
 Intel Corporation  ......................     1,600      101,299
   Total .................................                558,149

Engineering and Construction - 1.23%
 Foster Wheeler Corporation  .............     5,500      193,875

Financial - 1.56%
 Federal National Mortgage Association  ..     2,600      245,375

Hospital Management - 2.78%
 LTC Properties, Inc.  ...................     9,000      118,125
 Tenet Healthcare Corporation*  ..........     9,600      138,000
 United HealthCare Corporation  ..........     4,400      182,050
   Total .................................                438,175

Household Products - 1.90%
 Colgate-Palmolive Company  ..............     4,100      299,812

Insurance - 6.42%
 Chubb Corporation (The)  ................     3,100      248,387
 PMI Group, Inc. (The)  ..................    10,000      433,750
 SAFECO Corporation  .....................     3,000      171,936
 St. Paul Companies, Inc. (The)  .........     3,200      157,600
   Total .................................              1,011,673

Leisure Time - 2.97%
 Walt Disney Company (The)  ..............     4,500      250,313
 Time Warner Incorporated  ...............     5,300      217,962
   Total .................................                468,275

Machinery - 2.58%
 Deere & Company  ........................     2,000      171,250
 Keystone International, Inc.  ...........    12,000      235,500
   Total .................................                406,750

Multi-Industry - 1.57%
 ITT Corporation  ........................     2,100      246,750

Oil Services - 1.50%
 Schlumberger Limited  ...................     3,800      236,075


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Paper - 1.62%
 Champion International Corporation  .....     2,900  $   151,163
 Union Camp Corporation  .................     1,800      104,175
   Total .................................                255,338

Publishing and Advertising - 2.09%
 American Greetings Corporation,
   Class A ...............................     4,500      131,904
 McGraw-Hill, Inc.  ......................     2,600      197,275
   Total .................................                329,179

Railroads - 0.56%
 Conrail Inc.  ...........................     1,600       89,000

Retailing - 2.33%
 May Department Stores Company (The)  ....     1,900       79,087
 Mercantile Stores Company, Inc.  ........     1,000       46,500
 Penney (J.C.) Company, Inc.  ............     2,000       96,000
 Tommy Hilfiger Corporation*  ............     5,200      145,600
   Total .................................                367,187

Services, Consumer and Business - 1.49%
 Block (H & R), Inc.  ....................     5,700      234,413

Telecommunications - 7.36%
 AT&T Corporation  .......................     4,100      217,813
 BellSouth Corporation  ..................     2,400      152,400
 GTE Corporation  ........................     5,300      180,863
 General Motors Corporation, Class H  ....     6,600      260,700
 MCI Communications Corporation  .........     6,000      131,622
 Motorola, Inc.  .........................     1,600      107,400
 Nokia Corporation, ADR, Series A  .......       800       47,700
 Telefonos de Mexico S.A. de C.V., ADR  ..     2,100       62,212
   Total .................................              1,160,710

Textiles and Apparel - 0.67%
 Liz Claiborne, Inc.  ....................     5,000      106,250

TOTAL COMMON STOCKS - 70.85%                          $11,171,135
 (Cost: $10,477,934)

PREFERRED STOCKS
Airlines - 0.22%
 Delta Air Lines, Incorporated, Depository Shares,
   Convertible, Series C .................       600       35,100

Computers and Office Equipment - 0.44%
 General Motors Corporation, Class E,
   Depository Shares, Convertible ........     1,100       69,300


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

PREFERRED STOCKS (Continued)
Drugs and Hospital Supply - 1.78%
 United States Surgical Corporation,
   Convertible, Series A .................    11,000  $   280,500

TOTAL PREFERRED STOCKS - 2.44%                        $   384,900
 (Cost: $374,906)

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES - 20.69%
 United States Treasury:
   6.875%, 8-31-99 .......................    $  250      257,930
   7.75%, 11-30-99 .......................     1,500    1,599,840
   7.125%, 2-29-2000 .....................       500      522,265
   6.375%, 8-15-2002 .....................       100      101,187
   7.5%, 2-15-2005 .......................       500      544,455
   6.25%, 8-15-2023 ......................       250      236,133
   Total .................................            $ 3,261,810
 (Cost: $3,071,712)

TOTAL SHORT-TERM SECURITIES - 9.52%                   $ 1,500,342
 (Cost: $1,500,342)

TOTAL INVESTMENT SECURITIES - 103.50%                 $16,318,187
 (Cost: $15,424,894)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.50%)      (551,744)

NET ASSETS - 100.00%                                  $15,766,443


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Commercial Paper - 0.24%
 Food and Related
 Sara Lee Corporation,
   Master Note............................      $  2     $  2,000

United States Treasury - 97.41%
 United States Treasury Bills:
   5.3%, 7-27-95 .........................        20       19,923
   5.35%, 7-27-95 ........................       105      104,595
   5.38%, 7-27-95 ........................        20       19,922
   5.45%, 7-27-95 ........................       100       99,606
   5.54%, 7-27-95 ........................       115      114,540
   5.56%, 7-27-95 ........................        45       44,819
   5.6%, 7-27-95 .........................        55       54,778
   5.67%, 7-27-95 ........................        40       39,839
   5.18%, 8-24-95 ........................        40       39,689
   5.28%, 8-24-95 ........................        50       49,604
   5.3%, 8-24-95 .........................        70       69,444
   5.32%, 8-24-95 ........................        40       39,681
   5.35%, 8-24-95 ........................       100       99,197
   Total .................................                795,637

TOTAL SHORT-TERM SECURITIES - 97.65%                     $797,637
 (Cost: $797,637)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.35%          19,164

NET ASSETS - 100.00%                                     $816,801


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 3.23%
 First National Bank of Chicago,
   6.24%, 6-3-96 .........................    $1,000  $ 1,000,646

 Yankee - 3.22%
 Societe Generale - New York,
   6.19%, 6-3-96 .........................     1,000    1,000,000
Total Certificates of Deposit - 6.45%                   2,000,646

Commercial Paper
 Abbey National North America Corporation,
   5.95%, 7-21-95 ........................       735      731,356
 Svenska Handelsbanken,
   5.98%, 8-7-95 .........................       800      795,083
 U.S. Bancorp,
   Master Note ...........................     1,287    1,287,000
Total Commercial Paper - 9.06%                          2,813,439

Notes
 Abbey National Treasury Services plc,
   7.4%, 12-15-95 ........................       500      500,000
 Bank One Milwaukee, N.A.,
   7.25%, 2-9-96 .........................       500      500,000
 Comerica Bank,
   5.62%, 7-5-95 .........................       500      499,905
Total Notes - 4.83%                                     1,499,905

TOTAL BANK OBLIGATIONS - 20.34%                       $ 6,313,990
 (Cost: $6,313,990)

CORPORATE OBLIGATIONS
Commercial Paper
 Automotive - 1.92%
 Echlin, Inc.,
   6.0%, 7-27-95 .........................       600      597,400

 Chemicals Major - 1.68%
 Air Products and Chemicals, Inc.,
   5.62%, 11-30-95 .......................       535      522,305

 Consumer Electronics and Appliances - 2.57%
 TDK (USA) Corp.,
   5.93%, 7-17-95 ........................       800      797,892


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Electrical Equipment - 3.18%
 General Electric Capital Corp.,
   5.85%, 9-15-95 ........................    $1,000  $   987,650

 Financial - 9.03%
 BHP Finance (U.S.A.) Inc.,
   6.0%, 8-1-95 ..........................       850      845,608
 Bell Atlantic Financial Services, Inc.,
   6.0%, 7-25-95 .........................       500      498,000
 Merrill Lynch & Co., Inc.,
   5.96%, 7-17-95 ........................       665      663,238
 Sony Capital Corp.,
   5.93%, 8-14-95 ........................       800      794,202
   Total .................................              2,801,048

 Food and Related - 10.21%
 General Mills, Inc.,
   Master Note ...........................     1,180    1,180,000
 Heinz (H.J.) Company,
   5.93%, 7-14-95 ........................       800      798,287
 Sara Lee Corporation,
   Master Note ...........................     1,190    1,190,000
   Total .................................              3,168,287

 Public Utilities - Electric - 7.53%
 Baltimore Gas and Electric Company,
   5.94%, 8-14-95 ........................       950      943,103
 Idaho Power Company,
   5.97%, 7-26-95 ........................       700      697,098
 Tampa Electric Company,
   5.97%, 8-11-95 ........................       700      695,241
   Total .................................              2,335,442

 Retailing - 1.01%
 Toys "R" Us, Inc.,
   5.97%, 7-10-95 ........................       315      314,530

 Telecommunications - 5.14%
 AT&T Corporation,
   5.95%, 7-10-95 ........................       900      898,661
 GTE Southwest, Inc.,
   6.0%, 8-8-95 ..........................       700      695,567
   Total .................................              1,594,228

 Tobacco - 2.24%
 Philip Morris Companies,
   5.9%, 8-22-95 .........................       700      694,034

Total Commercial Paper - 44.51%                        13,812,816


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)

Commercial Paper (backed by irrevocable
 bank letter of credit) - 3.21%
 Financial
 Omnicom Finance Inc. (Swiss Bank Corp.),
   5.95%, 7-28-95 ........................    $1,000  $   995,538

Notes
 Financial - 1.61%
 Merrill Lynch & Co., Inc.,
   6.185%, 8-21-95 .......................       500      500,030

 Public Utilities - Electric - 1.61%
 Georgia Power Co.,
   5.125%, 9-1-95 ........................       500      499,377

Total Notes - 3.22%                                       999,407

TOTAL CORPORATE OBLIGATIONS - 50.94%                  $15,807,761
 (Cost: $15,807,761)

MUNICIPAL OBLIGATIONS
California - 5.77%
 Modesto Irrigation District Finance
   Authority (Bank of America),
   6.02%, 8-18-95 ........................     1,000      991,973
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   6.2675%, 8-2-95 .......................       800      800,000
   Total .................................              1,791,973

Michigan - 3.22%
 Michigan Underground Storage Tank Financial
   Assurance Authority, State of Michigan,
   Series 1 (Canadian Imperial Bank of Commerce),
   6.12%, 7-10-95 ........................     1,000      998,470

New Hampshire - 1.61%
 The Industrial Development Authority
   of the State of New Hampshire,
   Pollution Control Revenue Bonds
   (Public Service Company of New
   Hampshire Project-1991 Taxable
   Series D and E) (Barclays Bank),
   6.125%, 7-5-95 ........................       500      500,000


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Texas - 1.60%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   6.1216%, 8-1-95 .......................    $  500  $   497,364

TOTAL MUNICIPAL OBLIGATIONS - 12.20%                  $ 3,787,807
 (Cost: $3,787,807)

UNITED STATES GOVERNMENT OBLIGATIONS
 Federal Home Loan Banks,
   6.4%, 7-10-95 .........................     1,000    1,000,000
 Federal Home Loan Mortgage Corporation,
   6.45%, 9-7-95 .........................     1,000    1,000,000
 Federal National Mortgage Association,
   6.4%, 9-20-95 .........................       500      500,000
 Student Loan Management Association,
   5.81%, 7-5-95 .........................     1,000    1,000,000

TOTAL UNITED STATES GOVERNMENT
 OBLIGATIONS - 11.28%                                 $ 3,500,000
 (Cost: $3,500,000)

TOTAL INVESTMENT SECURITIES - 94.76%                  $29,409,558
 (Cost: $29,409,558)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 5.24%       1,625,570

NET ASSETS - 100.00%                                  $31,035,128


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Airlines - 2.32%
 Federal Express Corporation,
   9.75%, 5-15-96 ........................      $ 50  $    51,367

Automotive - 2.29%
 General Motors Corporation,
   7.625%, 2-15-97 .......................        50       50,923

Banks and Savings and Loans - 9.74%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................        50       56,140
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       55,790
 NCNB Corporation,
   10.5%, 3-15-99 ........................        50       51,410
 Norwest Financial, Inc.,
   7.75%, 8-15-2001 ......................        50       52,793
   Total .................................                216,133

Chemicals Major - 6.51%
 Dow Chemical Company (The),
   4.625%, 10-15-95 ......................        60       59,736
 ICI Wilmington, Inc.,
   9.5%, 11-15-2000 ......................        75       84,612
   Total .................................                144,348

Chemicals Specialty and Miscellaneous
 Technology - 8.49%
 Polaroid Corporation,
   8.0%, 3-15-99 .........................        85       88,500
 Waste Management, Inc.,
   6.25%, 12-15-95 .......................        50       49,998
 Xerox Credit Corporation,
   6.25%, 1-15-96 ........................        50       49,976
   Total .................................                188,474

Domestic Oil - 2.42%
 BP America Inc.,
   9.5%, 1-1-98 ..........................        50       53,667

Drugs and Hospital Supply - 4.69%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................        50       52,334
 Baxter International Inc.,
   9.25%, 9-15-96 ........................        50       51,686
   Total .................................                104,020


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 12.76%
 American General Finance Corporation,
   8.25%, 1-15-98 ........................      $ 50   $   52,191
 Associates Corporation of North America,
   8.8%, 8-1-98 ..........................        50       53,211
 Avco Financial Services, Inc.,
   5.5%, 4-1-2000 ........................        50       47,751
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................        75       78,631
 Household Finance Corporation,
   7.75%, 6-15-97 ........................        50       51,331
   Total .................................                283,115

Insurance - 4.71%
 ITT Hartford,
   7.25%, 12-1-96 ........................        50       50,578
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       53,961
   Total .................................                104,539

International Oil - 4.89%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................        50       53,695
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       54,882
   Total .................................                108,577

Machinery - 2.30%
 Ingersoll-Rand Company,
   8.25%, 11-1-96 ........................        50       51,111

Multi-Industry - 2.58%
 ITT Corporation,
   8.875%, 6-15-2003 .....................        50       57,241

Public Utilities - Pipelines - 4.69%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       53,934
 Tenneco Credit Corporation,
   9.0%, 7-15-95 .........................        50       50,029
   Total .................................                103,963


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Retailing - 4.85%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................      $ 50   $   53,951
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................        50       53,591
   Total .................................                107,542

TOTAL CORPORATE DEBT SECURITIES - 73.24%               $1,625,020
 (Cost: $1,582,094)

UNITED STATES GOVERNMENT SECURITIES
 Government National Mortgage Association,
   7.0%, 6-15-2010 .......................       100      100,468
 United States Treasury:
   5.125%, 11-30-98 ......................       100       97,437
   6.375%, 8-15-2002......................       100      101,187
   6.25%, 2-15-2003 ......................       100      100,266

TOTAL UNITED STATES GOVERNMENT SECURITIES - 18.00%     $  399,358
 (Cost: $386,972)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.38%
 U.S. Bancorp,
   Master Note ...........................        75       75,000

Financial - 4.50%
 UBS Finance, Inc.,
   5.95%, 7-5-95 .........................       100       99,934

Food and Related - 4.96%
 General Mills, Inc.,
   Master Note ...........................        20       20,000
 Sara Lee Corporation,
   Master Note ...........................        90       90,000
   Total .................................                110,000

TOTAL SHORT-TERM SECURITIES - 12.84%                   $  284,934
 (Cost: $284,934)

TOTAL INVESTMENT SECURITIES - 104.08%                  $2,309,312
 (Cost: $2,254,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.08%)       (90,600)

NET ASSETS - 100.00%                                   $2,218,712


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Aerospace - 1.35%
 McDonnell Douglas Corporation,
   9.25%, 4-1-2002 .......................    $1,000  $ 1,128,780

Airlines - 1.25%
 Federal Express Corporation,
   7.89%, 9-23-2008 ......................     1,000    1,049,750

Automotive - 5.49%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................     2,600    2,944,968
 Toyota Motor Credit Corporation, Medium Term,
   Three Year Basket Inverse Floating Rate,
   0.74%, 8-5-96 (B) .....................     1,750    1,652,088
   Total .................................              4,597,056

Banks and Savings and Loans - 8.90%
 BarclaysAmericanCorporation,
   9.125%, 12-1-97 .......................       225      238,367
 Bayerische Landesbank Girozentale, NY
   Branch, CD, Currency Protected Deutschemark
   Swap Rate Inverse Floating Rate,
   3.85%, 3-28-97 (C) ....................     1,000      958,750
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      485,000
 Citicorp,
   7.75%, 6-15-2006 ......................     1,000    1,048,390
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,159,370
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,000    1,020,000
 Skandia Enskilda Banken, NY Branch
   Certificate of Deposit Dollarized
   Australian Dollar Reset,
   4.0%, 4-5-99 ..........................     1,000      910,000
 SouthTrust Bank of Alabama, N.A.,
   7.69%, 5-15-2025 ......................       500      531,525
 Wells Fargo & Company,
   8.75%, 5-1-2002 .......................     1,000    1,100,310
   Total .................................              7,451,712

Beverages - 0.97%
 Coca-Cola Enterprises Inc.,
   0%, 6-20-2020 .........................     5,000      812,500

Building - 6.55%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,045,320


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Building (Continued)
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................    $  500  $   475,000
 Noranda Forest Inc.,
   7.5%, 7-15-2003 .......................     1,000    1,017,560
 Noranda Inc.,
   8.625%, 7-15-2002 .....................       950    1,034,731
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................     1,000    1,088,090
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................       800      820,000
   Total .................................              5,480,701

Chemicals Major - 1.41%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................     1,000    1,179,110

Computers and Office Equipment - 1.25%
 Unisys Corporation:
   9.75%, 9-15-96 ........................       500      511,250
   10.625%, 10-1-99 ......................       500      537,500
   Total .................................              1,048,750

Domestic Oil - 4.19%
 Apache Corporation,
   9.25%, 6-1-2002 .......................       500      555,990
 LASMO (USA) INC.,
   7.125%, 6-1-2003 ......................     1,000    1,000,700
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................     1,500    1,425,000
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................       500      520,190
   Total .................................              3,501,880

Drugs and Hospital Supply - 1.25%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................     1,000    1,046,680

Electrical Equipment -  3.11%
 General Electric Capital Corporation:
   8.3%, 9-20-2009 .......................     1,500    1,686,600
   8.65%, 5-1-2018 .......................       895      912,077
   Total .................................              2,598,677


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 9.80%
 Banc One Credit Card Master Trust,
   7.55%, 12-15-99 .......................    $1,000  $ 1,025,620
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,221,970
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,948,740
 DLJ Mortgage Acceptance Corp., 1994-3 A13,
   6.5%, 4-25-2024 .......................       975      923,881
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,150,910
 Greyhound Financial Corporation,
   8.0%, 1-15-97 .........................     1,000    1,023,240
 JCP Master Credit Card Trust,
   9.625%, 6-15-2000 .....................       500      550,310
 National Credit Card Trust 1989-4,
   9.45%, 12-31-97 .......................       350      359,842
   Total .................................              8,204,513

Food and Related - 2.10%
 Nabisco, Inc.,
   8.625%, 3-15-2017 .....................     1,669    1,755,371

Hospital Management - 0.59%
 Columbia/HCA Healthcare Corporation,
   7.69%, 6-15-2025 ......................       500      497,120

Household Products - 2.75%
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,298,460

Insurance - 1.28%
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................     1,000    1,073,340

International Oil - 0.52%
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................       500      435,000

Leisure Time - 5.66%
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      522,500
 Marriott International, Inc.,
   6.75%, 12-15-2003 .....................     1,000      980,630
 Tele-Communications, Inc.,
   9.8%, 2-1-2012 ........................       750      824,670
 Time Warner Incorporated,
   7.75%, 6-15-2005 ......................     1,000      992,750


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Leisure Time (Continued)
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................    $1,000  $   914,900
 Viacom International, Inc.,
   7.75%, 6-1-2005 .......................       500      504,820
   Total .................................              4,740,270

Machinery - 0.72%
 Caterpillar Inc.,
   9.375%, 8-15-2011 .....................       500      601,640

Multi-Industry - 2.61%
 ITT Corporation,
   8.85%, 7-15-2005 ......................     1,000    1,166,660
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000    1,020,000
   Total .................................              2,186,660

Public Utilities - Electric - 1.25%
 Kansas Gas & Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,043,780

Public Utilities - Pipelines - 1.94%
 Arkla, Inc.,
   8.875%, 7-15-99 .......................     1,000    1,050,000
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................       500      571,245
   Total .................................              1,621,245

Publishing and Advertising - 1.88%
 News America Holdings Incorporated:
   9.125%, 10-15-99 ......................       500      542,325
   8.25%, 8-10-2018 ......................     1,000    1,026,900
   Total .................................              1,569,225

Railroad Equipment - 0.01%
 Union Tank Car Co.,
   9.5%, 12-15-95 ........................         9        9,126

Steel - 1.26%
 USX Corporation,
   8.21%, 1-21-2000 ......................     1,000    1,053,780


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Telecommunications - 4.46%
 New England Telephone & Telegraph Company,
   7.875%, 11-15-2029 ....................    $2,000  $ 2,166,300
 Southwestern Bell Telephone Company,
   7.0%, 8-26-2002 .......................     1,000    1,031,460
 US WEST, Inc.,
   8.4%, 9-15-99 .........................       500      533,255
   Total .................................              3,731,015

TOTAL CORPORATE DEBT SECURITIES - 72.55%              $60,716,141
 (Cost: $59,329,164)

OTHER GOVERNMENT SECURITIES
Australia - 0.82%
 New South Wales Treasury,
   7.0%, 8-15-98 (D) .....................   $A1,000      688,154

Canada - 4.20%
 Hydro Quebec,
   8.05%, 7-7-2024 .......................    $1,000    1,092,930
 Province of Manitoba,
   9.125%, 1-15-2018 .....................     2,000    2,421,780
   Total .................................              3,514,710

Supranational - 1.40%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,167,880

TOTAL OTHER GOVERNMENT SECURITIES - 6.42%             $ 5,370,744
 (Cost: $4,979,210)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks,
   7.83%, 6-27-2005 ......................       500      500,500
 Federal Home Loan Mortgage Corporation:
   6.83%, 7-3-2002 .......................       500      496,170
   7.5%, 11-15-2017 ......................     1,538    1,574,528
   7.5%, 4-15-2019 .......................     1,236    1,226,678
   7.0%, 1-15-2021 .......................       500      490,155
   8.0%, 11-1-2024 .......................       978      996,634
   8.0%, 4-1-2025 ........................       980      998,007
 Federal National Mortgage Association:
   7.09%, 4-1-2004 .......................       500      499,000
   7.5%, 9-1-2009 ........................       974      990,339


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 United States Treasury:
   8.875%, 8-15-2017 .....................    $2,000  $ 2,490,000

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 12.26%                                  $10,262,011
 (Cost: $9,865,716)

TOTAL SHORT-TERM SECURITIES - 7.77%                   $ 6,506,372
 (Cost: $6,506,372)

TOTAL INVESTMENT SECURITIES - 99.00%                  $82,855,268
 (Cost: $80,680,462)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.00%         833,957

NET ASSETS - 100.00%                                  $83,689,225


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1995

                                              Shares        Value

COMMON STOCKS
Hospital Management - 0.81%
 LTC Properties, Inc.  ...................    50,000   $  656,250

Leisure Time - 1.51%
 Infinity Broadcasting Corporation*  .....    33,750    1,126,406
 Sinclair Broadcast Group, Inc.*  ........       500       13,844
 Trump Hotels & Casino Resorts, Inc.*  ...     6,250       83,594
   Total .................................              1,223,844

Miscellaneous - 0.32%
 Bell & Howell Holdings Company*  ........    12,500      253,125
 Foodbrands America, Inc.*  ..............       176        2,299
   Total .................................                255,424

TOTAL COMMON STOCKS - 2.64%                            $2,135,518
 (Cost: $1,259,218)

PREFERRED STOCK - 0.66%
Banks and Savings and Loans
 California Federal Bank, F.S.B.  ........     5,000   $  535,000
 (Cost: $500,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Automotive - 1.76%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................    $1,500    1,425,000

Beverages - 0.46%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (E)....................       500      375,000

Biotechnology and Medical Services - 1.99%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2022 .......................       500      515,000
 Quorum Health Group, Inc.,
   11.875%, 12-15-2002 ...................     1,000    1,095,000
   Total .................................              1,610,000


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Building - 7.48%
 American Standard Inc.:
   9.875%, 6-1-2001 ......................    $1,000  $ 1,030,000
   9.25%, 12-1-2016 ......................       500      500,000
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ........................       750      661,875
 Eagle Industries, Inc.,
   0.0%, 7-15-2003 (E) ...................     1,500    1,110,000
 Hillsborough Company,
   17.0%, 1-1-96 (F) .....................       500      373,630
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000      910,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      450,000
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................     1,000    1,017,500
   Total .................................              6,053,005

Chemicals Specialty and Miscellaneous Technology - 3.44%
 Buckeye Cellulose Corporation,
   10.25%, 5-15-2001 .....................     1,250    1,243,750
 LaRoche Industries Inc.,
   13.0%, 8-15-2004 ......................       500      515,000
 OSi Specialties, Inc.,
   9.25%, 10-1-2003 ......................       500      505,000
 Pioneer Americas Acquisition Corp.,
   13.375%, 4-1-2005 (A) .................       500      517,500
   Total .................................              2,781,250

Computers and Office Equipment - 1.18%
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      445,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 (A) ..................       500      508,750
   Total .................................                953,750

Consumer Electronics and Appliances - 0.39%
 Sealy Corporation,
   9.5%, 5-1-2003 ........................       325      318,500

Domestic Oil - 1.53%
 Clark R&M Holdings, Inc.,
   0.0%, 2-15-2000 .......................     2,000    1,240,000

Drugs and Hospital Supply - 1.81%
 AmeriSource Distribution Corporation,
   11.25%, 7-15-2005 .....................       368      388,492
 General Medical Corporation,
   12.125%, 8-15-2005 ....................     1,060    1,075,265
   Total .................................              1,463,757


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electronics - 1.19%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................    $1,000  $   965,000

Food and Related - 2.07%
 General Nutrition, Incorporated,
   11.375%, 3-1-2000 .....................       393      434,756
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      282,750
 Specialty Foods Corporation,
   10.25%, 8-15-2001 .....................     1,000      960,000
   Total .................................              1,677,506

Hospital Management - 3.72%
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000      985,000
 National Medical Enterprises, Inc.,
   9.625%, 9-1-2002 ......................     1,000    1,055,000
 Pathmark,
   9.625%, 5-1-2003 ......................     1,000      975,000
   Total .................................              3,015,000

Household Products - 2.18%
 Exide Corporation:
   10.75%, 12-15-2002 ....................       750      793,125
   0.0%, 12-15-2004 (E) ..................       500      357,500
   10.0%, 4-15-2005 (A) ..................       500      513,750
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .........................       100      100,500
   Total .................................              1,764,875

Leisure Time - 17.83%
 Cablevision Industries Corporation,
   10.75%, 1-30-2002 .....................       500      546,250
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ......................     1,000    1,025,000
 COMCAST CORPORATION,
   0.0%, 3-5-2000 ........................     1,000      710,000
 Continental Cablevision, Inc.:
   10.625%, 6-15-2002 ....................       500      525,000
   8.875%, 9-15-2005 .....................       500      510,000
   11.0%, 6-1-2007 .......................       500      555,000


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Leisure Time (Continued)
 FLAGSTAR COMPANIES, INC.:
   10.75%, 9-15-2001 .....................    $1,000  $   940,000
   11.25%, 11-1-2004 .....................     1,000      780,000
 GNS Finance Corp.,
   9.25%, 3-15-2003 ......................     1,500    1,605,000
 Granite Broadcasting Corporation,
   10.375%, 5-15-2005 (A) ................       500      500,000
 Heartland Wireless Communications, Inc., Units,
   13.0%, 4-15-2003 (A)(G) ...............       500      530,000
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................     1,000    1,060,000
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000      990,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000      917,500
 Sinclair Broadcast Group, Inc.,
   10.0%, 12-15-2003 .....................       375      375,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000      977,500
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000      914,900
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     1,000      973,750
   Total .................................             14,434,900

Metals and Mining - 0.67%
 UCAR Global Enterprises Inc.,
   12.0%, 1-15-2005 ......................       500      540,000

Multi-Industry - 3.61%
 Federal Industries Ltd.,
   10.25%, 6-15-2000 .....................       500      468,750
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,000      922,500
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,530,000
   Total .................................              2,921,250

Oil Services - 1.27%
 Wainoco Oil Corporation,
   12.0%, 8-1-2002 .......................     1,000    1,030,000

Packaging and Containers - 5.27%
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,560,000
 Gaylord Container Corporation,
   0.0%, 5-15-2005 (E) ...................       500      490,000


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Packaging and Containers (Continued)
 Owens-Illinois, Inc.,
   10.25%, 4-1-99 ........................    $1,000  $ 1,020,000
 Silgan Corporation,
   0.0%, 12-15-2002 (E)...................       500      457,500
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      742,500
   Total .................................              4,270,000

Paper - 3.17%
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       468      482,358
 Repap New Brunswick Inc.,
   10.625%, 4-15-2005 ....................       500      505,000
 Stone Container Corporation,
   10.75%, 10-1-2002 .....................       750      785,625
 Williamhouse - Regency of Delaware, Inc.,
   11.5%, 6-15-2005  .....................       800      796,000
   Total .................................              2,568,983

Public Utilities - Gas - 0.64%
 AmeriGas Partners, L.P.,
   10.125%, 4-15-2007 (A) ................       500      520,000

Publishing and Advertising - 3.71%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,070,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................     1,000      985,000
 Outdoor Systems, Inc.,
   10.75%, 8-15-2003 .....................     1,000      950,000
   Total .................................              3,005,000

Railroad Equipment - 0.63%
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      506,250

Retailing - 8.51%
 Barnes & Noble, Inc.,
   11.875%, 1-15-2003  ...................       500      546,250
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      420,000
 Kroger Co. (The),
   9.75%, 2-15-2004 ......................     1,000    1,070,000
 Musicland Stores Corporation,
   9.0%, 6-15-2003 .......................     1,500    1,350,000
 Penn Traffic Company,
   10.375%, 10-1-2004 ....................     1,500    1,541,250


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Retailing (Continued)
 Ralphs Grocery Company,
   10.45%, 6-15-2004 .....................    $1,000  $ 1,000,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000      962,500
   Total .................................              6,890,000

Services, Consumer and Business - 0.99%
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      798,750

Steel - 1.01%
 AK Steel Corporation,
   10.75%, 4-1-2004 ......................       250      262,500
 Inland Steel Industries, Inc.,
   12.75%, 12-15-2002 ....................       500      557,500
   Total .................................                820,000

Telecommunications - 3.55%
 MFS Communications Company, Inc.,
   0.0%, 1-15-2004 (E) ...................     1,000      695,000
 PanAmSat, L.P.:
   9.75%, 8-1-2000 .......................     1,000    1,020,000
   0.0%, 8-1-2003 (E) ....................     1,000      715,000
 USA Mobile Communications, Inc.,
   9.5%, 2-1-2004 ........................       500      440,000
   Total .................................              2,870,000

Textiles and Apparel - 1.13%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................     1,000      915,000

TOTAL CORPORATE DEBT SECURITIES - 81.19%              $65,732,776
 (Cost: $65,517,852)

SHORT-TERM SECURITIES
 Banks and Savings and Loans - 4.24%
 U.S. Bancorp,
   Master Note ...........................     3,432    3,432,000

 Food and Related - 3.75%
 General Mills, Inc.,
   Master Note ...........................     1,095    1,095,000
 Sara Lee Corporation,
   Master Note ...........................     1,940    1,940,000
   Total .................................              3,035,000


               See Notes to Schedules of Investments on page 179.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
 Railroads - 4.21%
 Burlington Northern Railroad Co.,
   6.1%, 8-4-95 ..........................    $3,430  $ 3,410,239

 Retailing - 1.60%
 Rite Aid Corp.,
   6.02%, 7-10-95 ........................     1,300    1,298,044

TOTAL SHORT-TERM SECURITIES - 13.80%                  $11,175,283
 (Cost: $11,175,283)

TOTAL INVESTMENT SECURITIES - 98.29%                  $79,578,577
 (Cost: $78,452,353)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.71%       1,385,012

NET ASSETS - 100.00%                                  $80,963,589


               See Notes to Schedules of Investments on page 179.

Notes to Schedules of Investments


*No income dividends were paid during the preceding 12 months.

(A) As of June 30, 1995, the following restricted securities were owned in the International Portfolio:


                   Acquisition         Acquisition  Market
    Security            Date      Shares      Cost   Value
 ----------------  --------------------------------------------
Samsung Electronics Co.,
 Ltd., GDR            05/17/95    15,000$  777,750$  796,950
                      05/25/95     4,000   206,500   212,520

Tarkett Aktiengesellschaft,
 ADS                  06/27/95    12,000   275,760   312,000
                                        --------------------
                                        $1,260,010$1,321,470
                                        ====================

     The total market value of restricted securities represents approximately 3.27% of the total net assets in the International Portfolio at June 30, 1995.

     As of June 30, 1995, the following restricted securities were owned in the High Income Portfolio:

                              Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date    in 000's      Cost   Value
 ----------------  --------------------------------------------
AmeriGas Partners, L.P.,
 10.125%, 4-15-2007   04/12/95      $500$  500,000$  520,000

Exide Corporation,
 10.0%, 4-15-2005     04/21/95       500   500,000   513,750

Granite Broadcasting
 Corporation,
 10.375%, 5-15-2005   05/12/95       500   500,000   500,000

Heartland Wireless
 Communications, Inc., Units,
 13.0%, 4-15-2003     04/20/95       500   500,000   530,000

Pioneer Americas
 Acquisition Corp.,
 13.375%, 4-1-2005    04/13/95       500   500,000   517,500

United Stationers
 Supply Co.,
 12.75%, 5-1-2005     04/26/95       500   500,000   508,750
                                        --------------------
                                        $3,000,000$3,090,000
                                        ====================

     The total market value of restricted securities represents approximately 3.82% of the total net assets in the High Income Portfolio at June 30, 1995.

(B) Coupon resets semiannually based on the arithmetic mean of two year swap rates in four nations: Italy, France, Spain, and the United Kingdom, determined by the following formula (minimum coupon of 0%):
          19.65% - 2X(Average two year swap rate in the aforementioned nations).

(C) Coupon resets semiannually based on 14.13% - 1.5 (5 year Deutschemark swap rate). Coupon guaranteed at 3%.

(D) Principal amounts are denominated in the indicated foreign currency where applicable ($A - Australian dollar).

(E) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(F) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G) Each unit consists of one thousand face value corporate bond and six warrants expiring 4-15-2003.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1995
(Unaudited)                     Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
Assets                     -----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)  $339,173,358$282,522,827 $39,800,823
 Cash   ..............           3,070       2,523       3,397
 Receivables:
   Investment securities
    sold  ............      11,058,592   1,776,922     213,713
   Dividends and interest      564,740     323,354     203,821
   Fund shares sold ..         220,318     186,427     217,627
 Prepaid insurance
   premium ...........           8,320       6,105       1,694
                          ------------------------ -----------
    Total assets  ....     351,028,398 284,818,158  40,441,075
Liabilities               ------------------------ -----------
 Payable for investment
   securities purchased     11,228,407         ---         ---
 Payable for Fund shares
   redeemed ..........         150,352      94,861      11,623
 Accrued accounting
   services fee ......           4,167       4,167       1,667
 Dividends payable  ..             ---         ---         ---
 Other  ..............          11,614       8,337      31,522
                          ------------------------ -----------
    Total liabilities       11,394,540     107,365      44,812
                          ------------------------ -----------
      Total net assets    $339,633,858$284,710,793 $40,396,263
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....    $    489,848$    345,709 $    75,375
   Additional paid-in
    capital  .........     298,721,086 219,022,178  38,324,552
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income    2,282,675   1,474,449     452,705
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  ....      17,732,962   1,288,604       7,144
   Net unrealized appreciation
    of investments at end of
    period  ..........      20,407,287  62,579,853   1,536,487
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....    $339,633,858$284,710,793 $40,396,263
                          ======================== ===========
Net asset value, redemption
 and offering price per share  $6.9334     $8.2356     $5.3593
                               =======     =======     =======
Capital shares outstanding  48,984,830  34,570,896   7,537,534
Capital shares authorized  100,000,000 100,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1995
(Unaudited)                  Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
Assets                      ----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)   $34,054,664 $16,318,187    $797,637
 Cash   ..............           7,178       2,701       1,317
 Receivables:
   Investment securities
    sold  ............             ---         ---         ---
   Dividends and interest       18,635      81,680         192
   Fund shares sold ..         134,192      92,044      32,949
 Prepaid insurance
   premium ...........           1,606         990         176
                           ----------- -----------    --------
    Total assets  ....      34,216,275  16,495,602     832,271
Liabilities                ----------- -----------    --------
 Payable for investment
   securities purchased            ---     724,540         ---
 Payable for Fund shares
   redeemed ..........           5,291       2,871      15,404
 Accrued accounting
   services fee ......           1,667         833         ---
 Dividends payable  ..             ---         ---         ---
 Other  ..............           1,924         915          66
                           ----------- -----------    --------
    Total liabilities            8,882     729,159      15,470
                           ----------- -----------    --------
      Total net assets     $34,207,393 $15,766,443    $816,801
Net Assets                 =========== ===========    ========
 $0.01 par value capital stock
   Capital stock .....     $    49,340 $    28,577    $  1,622
   Additional paid-in
    capital  .........      29,052,186  14,620,331     813,035
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income      296,064     209,195       2,144
   Accumulated undistributed
    net realized gain (loss)
    on investment transactions
    and foreign currency
    transactions  ....         943,228      15,047         ---
   Net unrealized appreciation
    of investments at end of
    period  ..........       3,866,575     893,293         ---
                           ----------- -----------    --------
    Net assets applicable to
      outstanding units
      of capital .....     $34,207,393 $15,766,443    $816,801
                           =========== ===========    ========
Net asset value, redemption
 and offering price per share  $6.9330     $5.5171     $5.0360
                               =======     =======     =======
Capital shares outstanding   4,934,027   2,857,735     162,194
Capital shares authorized  100,000,000  50,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1995
(Unaudited)               Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
Assets                   ------------------------- -----------
 Investment securities--at
   value (Notes 1 and 3)   $29,409,558  $2,309,312 $82,855,268
 Cash   ..............          16,639       3,317       5,066
 Receivables:
   Investment securities
    sold  ............             ---         ---     552,099
   Dividends and interest      108,359      40,967   1,371,078
   Fund shares sold ..       2,046,883         500      85,447
 Prepaid insurance
   premium ...........           2,209         539       3,426
                           -----------  ---------- -----------
    Total assets  ....      31,583,648   2,354,635  84,872,384
Liabilities                -----------  ---------- -----------
 Payable for investment
   securities purchased            ---      99,875     992,169
 Payable for Fund shares
   redeemed ..........         541,661      35,459     184,087
 Accrued accounting
   services fee ......           1,667         ---       2,500
 Dividends payable  ..           4,378         ---         ---
 Other  ..............             814         589       4,403
                           -----------  ---------- -----------
    Total liabilities          548,520     135,923   1,183,159
                           -----------  ---------- -----------
      Total net assets     $31,035,128  $2,218,712 $83,689,225
Net Assets                 ===========  ========== ===========
 $0.01 par value capital stock
   Capital stock .....     $   310,351  $    4,190 $   157,125
   Additional paid-in
    capital  .........      30,724,777   2,098,456  82,402,140
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---      60,754   2,712,910
   Accumulated undistributed
    net realized gain (loss)
    on investment transactions
    and foreign currency
    transactions  ....             ---         ---  (3,757,250)
   Net unrealized appreciation
    of investments at end of
    period  ..........             ---      55,312   2,174,300
                           -----------  ---------- -----------
    Net assets applicable to
      outstanding units
      of capital .....     $31,035,128  $2,218,712 $83,689,225
                           ===========  ========== ===========
Net asset value, redemption
 and offering price per share  $1.0000     $5.2947     $5.3263
                               =======     =======     =======
Capital shares outstanding  31,035,128     419,040  15,712,505
Capital shares authorized  200,000,000  50,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1995
(Unaudited)                High Income
                             Portfolio
Assets                   -------------
 Investment securities--at
   value (Notes 1 and 3)   $79,578,577
 Cash   ..............           2,599
 Receivables:
   Investment securities
    sold  ............         490,000
   Dividends and interest    1,459,478
   Fund shares sold ..          61,962
 Prepaid insurance
   premium ...........           3,606
                           -----------
    Total assets  ....      81,596,222
Liabilities                -----------
 Payable for investment
   securities purchased        490,000
 Payable for Fund shares
   redeemed ..........         132,670
 Accrued accounting
   services fee ......           2,500
 Dividends payable  ..             ---
 Other  ..............           7,463
                           -----------
    Total liabilities          632,633
                           -----------
      Total net assets     $80,963,589
Net Assets                 ===========
 $0.01 par value capital stock
   Capital stock .....     $   178,688
   Additional paid-in
    capital  .........      79,067,098
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income    3,514,260
   Accumulated undistributed
    net realized gain (loss)
    on investment transactions
    and foreign currency
    transactions  ....      (2,922,681)
   Net unrealized appreciation
    of investments at end of
    period  ..........       1,126,224
                           -----------
    Net assets applicable to
      outstanding units
      of capital .....     $80,963,589
                           ===========
Net asset value, redemption
 and offering price per share  $4.5310
                               =======
Capital shares outstanding  17,868,806
Capital shares authorized  100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1995
(Unaudited)
                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........     $ 1,202,238 $   413,932  $  373,372
   Dividends .........       2,230,866   2,008,061     355,378
                           ----------- -----------  ----------
    Total income  ....       3,433,104   2,421,993     728,750
                           ----------- -----------  ----------
 Expenses (Note 2):
   Investment management
    fee  .............       1,068,022     869,634     131,775
   Accounting services
    fee  .............          25,000      25,000      10,000
   Registration fees .          17,376      23,065       9,177
   Custodian fees ....          12,633       6,968      16,624
   Audit fees ........          15,088      12,281       2,556
   Legal fees ........           2,690       2,183         300
   Other .............          10,232       8,860         206
                           ----------- -----------  ----------
    Total expenses  ..       1,151,041     947,991     170,638
                           ----------- -----------  ----------
      Net investment income  2,282,063   1,474,002     558,112
                           ----------- -----------  ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....      17,732,962   1,751,455      28,153
 Realized net gain (loss)
   on foreign currency
   transactions ......             612         447    (105,407)
                           ----------- -----------  ----------
   Realized net gain (loss)
    on investments  ..      17,733,574   1,751,902     (77,254)
 Unrealized appreciation
   in value of investments
   during the period .      30,024,889  46,205,807   2,200,583
                           ----------- -----------  ----------
    Net gain on
      investments ....      47,758,463  47,957,709   2,123,329
                           ----------- -----------  ----------
      Net increase in net
       assets resulting
       from operations     $50,040,526 $49,431,711  $2,681,441
                           =========== ===========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1995
(Unaudited)
                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........      $  421,796  $  149,056      $2,587
   Dividends .........             630     106,653         ---
                            ----------  ----------      ------
    Total income  ....         422,426     255,709       2,587
                            ----------  ----------      ------
 Expenses (Note 2):
   Investment management
    fee  .............         107,924      35,969         375
   Accounting services
    fee  .............           7,500       4,167         ---
   Registration fees .           5,048       3,047         ---
   Custodian fees ....           2,803         571         ---
   Audit fees ........           2,083       1,658         ---
   Legal fees ........             238         121         ---
   Other .............             766         981          68
                            ----------  ----------      ------
    Total expenses  ..         126,362      46,514         443
                            ----------  ----------      ------
      Net investment income    296,064     209,195       2,144
                            ----------  ----------      ------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....         943,228      18,265         ---
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---         ---         ---
                            ----------  ----------      ------
   Realized net gain (loss)
    on investments  ..         943,228      18,265         ---
 Unrealized appreciation
   in value of investments
   during the period .       2,558,296   1,128,727         ---
                            ----------  ----------      ------
    Net gain on
      investments.....       3,501,524   1,146,992         ---
                            ----------  ----------      ------
      Net increase in net
       assets resulting
       from operations      $3,797,588  $1,356,187      $2,144
                            ==========  ==========      ======


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1995
(Unaudited)
                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
                       ---------------  ----------  ----------
Investment Income
 Income:
   Interest ..........        $807,623    $ 68,664  $2,955,579
   Dividends .........             ---         ---         ---
                              --------    --------  ----------
    Total income  ....         807,623      68,664   2,955,579
                              --------    --------  ----------
 Expenses (Note 2):
   Investment management
    fee  .............          67,037       5,325     211,321
   Accounting services
    fee  .............          10,000         ---      15,000
   Registrations fees            1,370         567          13
   Custodian fees ....           1,654          16       6,085
   Audit fees ........           2,503       1,283       4,898
   Legal fees ........             226          17         697
   Other .............           2,449         702       4,053
                              --------    --------  ----------
    Total expenses  ..          85,239       7,910     242,067
                              --------    --------  ----------
      Net investment income    722,384      60,754   2,713,512
                              --------    --------  ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....             ---         ---    (277,554)
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---         ---        (602)
                              --------    --------  ----------
   Realized net gain (loss)
    on investments  ..             ---         ---    (278,156)
 Unrealized appreciation
   in value of investments
   during the period .             ---     102,999   6,770,634
                              --------    --------  ----------
    Net gain on
      investments ....             ---     102,999   6,492,478
                              --------    --------  ----------
      Net increase in net
       assets resulting
       from operations        $722,384    $163,753  $9,205,990
                              ========    ========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1995
(Unaudited)
                           High Income
                             Portfolio
                       ---------------
Investment Income
 Income:
   Interest ..........      $3,738,490
   Dividends .........          55,562
                            ----------
    Total income  ....       3,794,052
                            ----------
 Expenses (Note 2):
   Investment management
    fee  .............         252,307
   Accounting services
    fee  .............          15,000
   Registration fees .           1,165
   Custodian fees ....           1,790
   Audit fees ........           4,805
   Legal fees ........             684
   Other .............           4,041
                            ----------
    Total expenses  ..         279,792
                            ----------
      Net investment income  3,514,260
                            ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....      (1,177,577)
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---
                            ----------
   Realized net gain (loss)
    on investments  ..      (1,177,577)
 Unrealized appreciation
   in value of investments
   during the period .       5,119,250
                            ----------
    Net gain on
      investments ....       3,941,673
                            ----------
      Net increase in net
       assets resulting
       from operations      $7,455,933
                            ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1995
(Unaudited)
                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment
    income  ..........    $  2,282,063$  1,474,002 $   558,112
   Realized net gain (loss)
    on investments  ..      17,733,574   1,751,902     (77,254)
   Unrealized
    appreciation  ....      30,024,889  46,205,807   2,200,583
                          ------------------------------------
    Net increase in net
      assets resulting
      from operations.      50,040,526  49,431,711   2,681,441
                          ------------------------ -----------
 Dividends to shareholders from
   net investment income*          ---         ---         ---
                          ------------------------ -----------
 Capital share
   transactions** ....      12,856,697  16,505,480  11,695,188
                          ------------------------ -----------
      Total increase .      62,897,223  65,937,191  14,376,629
Net Assets
 Beginning of period       276,736,635 218,773,602  26,019,634
                          ------------------------ -----------
 End of period  ......    $339,633,858$284,710,793 $40,396,263
                          ======================== ===========
   Undistributed net
    investment income       $2,282,675  $1,474,449    $452,705
                            ==========  ==========    ========
                *See "Financial Highlights" on pages 196 - 205.
**Shares issued from sale
 of shares  ..........       4,145,291   3,730,935   2,818,241
Shares issued from reinvest-
 ment of dividends  ..             ---         ---         ---
Shares redeemed ......      (2,076,329) (1,480,664)   (492,299)
                             ---------   ---------   ---------
Increase in outstanding
 capital shares ......       2,068,962   2,250,271   2,325,942
                             =========   =========   =========
Value issued from sale
 of shares  ..........     $25,923,536 $27,319,404 $14,153,273
Value issued from reinvest-
 ment of dividends  ..             ---         ---         ---
Value redeemed .......     (13,066,839)(10,813,924) (2,458,085)
                           ----------- ----------- -----------
Increase in
 outstanding capital       $12,856,697 $16,505,480 $11,695,188
                           =========== =========== ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1995
(Unaudited)
                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income   $   296,064 $   209,195    $  2,144
   Realized net gain (loss)
    on investments  ..         943,228      18,265         ---
   Unrealized
    appreciation  ....       2,558,296   1,128,727         ---
                           ----------- -----------    --------
    Net increase in net
      assets resulting
      from operations.       3,797,588   1,356,187       2,144
                           ----------- -----------    --------
 Dividends to shareholders from
   net investment income*          ---         ---         ---
 Capital share
   transactions** ....      14,329,643   5,739,188     814,657
                           ----------- -----------    --------
    Total increase   .      18,127,231   7,095,375     816,801
Net Assets
 Beginning of period        16,080,162   8,671,068         ---
                           ----------- -----------    --------
 End of period  ......     $34,207,393 $15,766,443    $816,801
                           =========== ===========    ========
   Undistributed net
    investment income         $296,064    $209,195      $2,144
                              ========    ========      ======
                *See "Financial Highlights" on pages 196 - 205.
**Shares issued from sale
 of shares  ..........       2,532,540   1,194,969     162,692
Shares issued from reinvest-
 ment of dividends  ..              ---         ---         ---
Shares redeemed ......        (282,193)    (93,954)       (498)
                             ---------   ---------     -------
Increase in outstanding
   capital shares.....       2,250,347   1,101,015     162,194
                             =========   =========     =======
Value issued from sale
 of shares  ..........     $16,152,071  $6,221,023    $817,163
Value issued from reinvest-
 ment of dividends  ..             ---         ---         ---
Value redeemed .......      (1,822,428)   (481,835)     (2,506)
                           -----------  ----------    --------
Increase in
 outstanding capital       $14,329,643  $5,739,188    $814,657
                           ===========  ==========    ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1995
(Unaudited)
                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
                        -------------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income   $   722,384  $   60,754 $ 2,713,512
   Realized net gain (loss)
    on investments  ..             ---         ---    (278,156)
   Unrealized
    appreciation  ....              ---    102,999   6,770,634
                           -----------  ---------- -----------
    Net increase in net
      assets resulting
      from operations.         722,384     163,753   9,205,990
                           -----------  ---------- -----------
 Dividends to shareholders
   from net investment
   income*............       (722,384)         ---         ---
                           -----------  ---------- -----------
 Capital share
   transactions**.....         222,865     409,813     466,385
                           -----------  ---------- -----------
    Total increase  ..         222,865     573,566   9,672,375
Net Assets
 Beginning of period        30,812,263   1,645,146  74,016,850
                           -----------  ---------- -----------
 End of period  ......     $31,035,128  $2,218,712 $83,689,225
                           ===========  ========== ===========
   Undistributed net
    investment income             $---     $60,754  $2,712,910
                                  ====     =======  ==========
                *See "Financial Highlights" on pages 196 - 205.
**Shares issued from sale
 of shares  ..........      76,522,981     103,619   1,067,979
Shares issued from reinvest-
 ment of dividends  ..         722,384         ---         ---
Shares redeemed ......     (77,022,500)    (23,007)   (973,231)
                               -------      ------      ------
Increase in outstanding
 capital shares  .....         222,865      80,612      94,748
                               =======      ======      ======
Value issued from sale
 of shares  ..........     $76,522,981    $526,097  $5,337,558
Value issued from reinvest-
 ment of dividends  ..         722,384         ---         ---
Value redeemed .......     (77,022,500)   (116,284) (4,871,173)
                              --------    --------    --------
Increase in
 outstanding capital          $222,865    $409,813    $466,385
                              ========    ========    ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1995
(Unaudited)
                           High Income
                             Portfolio
                           -----------
Increase in Net Assets
 Operations:
   Net investment income   $ 3,514,260
   Realized net gain (loss)
    on investments  ..      (1,177,577)
   Unrealized
    appreciation  ....       5,119,250
                           -----------
    Net increase in net
      assets resulting
      from operations.       7,455,933
                           -----------
 Dividends to shareholders
   from net investment
   income*............             ---
                           -----------
 Capital share
   transactions**.....         863,981
                           -----------
    Total increase  ..       8,319,914
Net Assets
 Beginning of period        72,643,675
                           -----------
 End of period  ......     $80,963,589
                           ===========
   Undistributed net
    investment income       $3,514,260
                            ==========
                *See "Financial Highlights" on pages 196 - 205.
**Shares issued from sale
 of shares  ..........       1,367,697
Shares issued from reinvest-
 ment of dividends  ..             ---
Shares redeemed ......      (1,165,892)
                               -------
Increase in outstanding
 capital shares  .....         201,805
                               =======
Value issued from sale
 of shares  ..........      $5,904,797
Value issued from reinvest-
 ment of dividends  ..             ---
Value redeemed .......      (5,040,816)
                              --------
Increase in
 outstanding capital          $863,981
                              ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994
(Unaudited)
                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income  $  5,286,234$  2,248,257 $   106,617
   Realized net gain (loss)
    on investments  ..      14,371,377     684,147     (21,009)
   Unrealized appreciation
    (depreciation)  ..     (13,761,465) (6,030,073)   (664,096)
                          ------------------------ -----------
    Net increase (decrease)
      in net assets resulting
      from operations.       5,896,146  (3,097,669)   (578,488)
                          ------------------------ -----------
 Dividends to shareholders from:*
   Net investment income    (5,286,234) (2,248,257)   (106,617)
   Realized gains on securities
    transactions  ....     (14,154,374)        ---         ---
                          ------------------------ -----------
                           (19,440,608) (2,248,257)   (106,617)
                          ------------------------ -----------
 Capital share
   transactions** ....      69,690,925  69,027,272  26,704,739
                          ------------------------ -----------
    Total increase
      (decrease)......      56,146,463  63,681,346  26,019,634
Net Assets
 Beginning of period       220,590,172 155,092,256         ---
                          ------------------------ -----------
 End of period  ......    $276,736,635$218,773,602 $26,019,634
                          ======================== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                *See "Financial Highlights" on pages 196 - 205.
**Shares issued from sale
 of shares  ..........      11,752,596  11,914,285   5,355,035
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       3,295,800     332,145      21,355
Shares redeemed ......      (3,733,563) (2,344,370)   (164,798)
                            ----------  ----------   ---------
Increase in outstanding
 capital shares ......      11,314,833   9,902,060   5,211,592
                            ==========  ==========   =========
Value issued from sale
 of shares  ..........     $73,683,884 $83,060,254 $27,436,654
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......      19,440,608   2,248,256     106,617
Value redeemed .......     (23,433,567)(16,281,238)   (838,532)
                           ----------- ----------- -----------
Increase in
 outstanding capital       $69,690,925 $69,027,272 $26,704,739
                           =========== =========== ===========
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994
(Unaudited)
                             Small Cap    BalancedMoney Market
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income   $    99,347  $   79,610 $   851,434
   Realized net gain (loss)
    on investments  ..          44,381      (3,218)        ---
   Unrealized appreciation
    (depreciation)  ..       1,308,279    (235,434)        ---
                           -----------  ---------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.       1,452,007    (159,042)    851,434
                           -----------  ---------- -----------
 Dividends to shareholders from:*
   Net investment income       (99,347)    (79,610)   (851,434)
   Realized gains on securities
    transactions  ....         (44,381)        ---         ---
                           -----------  ---------- -----------
                              (143,728)    (79,610)   (851,434)
                           -----------  ---------- -----------
 Capital share
   transactions** ....      14,771,883   8,909,720   4,812,395
                           -----------  ---------- -----------
    Total increase
      (decrease)  ....      16,080,162   8,671,068   4,812,395
Net Assets
 Beginning of period               ---         ---  25,999,868
                           -----------  ---------- -----------
 End of period  ......     $16,080,162  $8,671,068 $30,812,263
                           ===========  ========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                *See "Financial Highlights" on pages 196 - 205.
**Shares issued from sale
 of shares  ..........       2,722,519   1,795,318 183,043,231
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          23,987      16,128     851,433
Shares redeemed ......         (62,826)    (54,726)(179,082,269)
                             ---------   --------- -----------
Increase in outstanding
   capital shares.....       2,683,680   1,756,720   4,812,395
                             =========   =========  ==========
Value issued from sale
 of shares  ..........     $14,980,266  $9,104,454$183,043,231
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......         143,729      79,610     851,433
Value redeemed .......        (352,112)   (274,344)(179,082,269)
                           -----------  ----------------------
Increase in
 outstanding capital       $14,771,883  $8,909,720$  4,812,395
                           ===========  =====================+
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994
(Unaudited)
                          Limited-Term        Bond High Income
                        Bond Portfolio   Portfolio   Portfolio
                        -------------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income    $   49,532 $ 5,286,973 $ 6,761,683
   Realized net gain (loss)
    on investments  ..             455  (3,479,696) (1,428,391)
   Unrealized appreciation
    (depreciation)  ..         (47,687) (6,740,515) (7,299,167)
                            ---------- ----------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.           2,300  (4,933,238) (1,965,875)
                            ---------- ----------- -----------
 Dividends to shareholders
   from:*
   Net investment income       (49,532) (5,286,973) (6,761,683)
   Realized gains on securities
    transactions  ....            (455)        ---         ---
                            ---------- ----------- -----------
                               (49,987) (5,286,973) (6,761,683)
                            ---------- ----------- -----------
 Capital share
   transactions**.....       1,692,833   2,510,419  10,105,884
                            ---------- ----------- -----------
    Total increase
      (decrease) .....       1,645,146  (7,709,792)  1,378,326
Net Assets
 Beginning of period               ---  81,726,642  71,265,349
                            ---------- ----------- -----------
 End of period  ......      $1,645,146 $74,016,850 $72,643,675
                            ========== =========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                *See "Financial Highlights" on pages 196 - 205.
**Shares issued from sale
 of shares  ..........         331,301   3,002,124   3,768,168
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          10,283   1,081,257   1,593,245
Shares redeemed ......          (3,156) (3,587,525) (3,062,321)
                               -------   ---------   ---------
Increase in outstanding
 capital shares  .....         338,428     495,856   2,299,092
                               =======   =========   =========
Value issued from sale
 of shares  ..........      $1,658,566 $15,437,912 $16,942,683
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......          49,987   5,286,973   6,761,683
Value redeemed .......         (15,720)(18,214,466)(13,598,482)
                            ---------- ----------- -----------
Increase in
 outstanding capital        $1,692,833 $ 2,510,419 $10,105,884
                            ========== =========== ===========
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/95     1994     1993     1992    1991   1990
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $5.8986  $6.1962 $6.1505  $5.5973 $4.9479  $5.4025
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0466   0.1211  0.0537   0.1013  0.1229   0.1661
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.9882   0.0268  0.8087   1.0653  1.6636  (0.4546)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   1.0348   0.1479  0.8624   1.1666  1.7865  (0.2885)
                      -------  ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.0000) (0.1211)(0.0537) (0.1013)(0.1229) (0.1661)
 Distribution from
   capital gains ...  (0.0000) (0.3244)(0.7569) (0.5121)(1.0142) (0.0000)
 Distribution in
   excess of capital
   gains ...........  (0.0000) (0.0000)(0.0061) (0.0000)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.4455)(0.8167) (0.6134)(1.1371) (0.1661)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $6.9334  $5.8986 $6.1962  $6.1505 $5.5973  $4.9479
                      =======  ======= =======  ======= =======  =======
Total return .......  17.54%    2.39%  14.02%   20.84%  36.10%   -5.34%
Net assets, end of
 period (000
 omitted)  .........$339,634$276,737$220,590 $122,363 $69,044  $37,440
Ratio of expenses
 to average net
 assets ............   0.77%*   0.77%   0.78%    0.80%   0.86%    0.86%
Ratio of net investment
 income to average
 net assets  .......   1.52%*   2.07%   1.01%    2.00%   2.43%    3.58%
Portfolio turnover
 rate  ............. 234.38%* 277.36% 297.81%  225.87% 316.72%  331.15%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/95     1994     1993     1992    1991
                   ----------  ------- -------  ------- -------
Net asset value,
 beginning of
 period  ...........  $6.7689  $6.9180 $5.9530  $5.3158 $5.0000
                      -------  ------- -------  ------- -------
Income from investment
 operations:
 Net investment
   income ..........   0.0426   0.0703  0.0651   0.0803  0.0633
 Net realized and
   unrealized gain (loss)
   on investments ..   1.4241  (0.1491) 0.9650   0.6496  0.3158
                      -------  ------- -------  ------- -------
Total from investment
 operations  .......   1.4667  (0.0788) 1.0301   0.7299  0.3791
                      -------  ------- -------  ------- -------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.0000) (0.0703)(0.0651) (0.0803)(0.0633)
 Distribution from
   capital gains....  (0.0000) (0.0000)(0.0000) (0.0124)(0.0000)
                      -------  ------- -------  ------- -------
Total distributions.  (0.0000) (0.0703)(0.0651) (0.0927)(0.0633)
                      -------  ------- -------  ------- -------
Net asset value,
 end of period  ....  $8.2356  $6.7689 $6.9180  $5.9530 $5.3158
                      =======  ======= =======  ======= =======
Total return........  21.67%   -1.14%  17.30%   13.78%  17.43%
Net assets, end of
 period (000
 omitted)  .........$284,711$218,774$155,092  $65,027 $15,640
Ratio of expenses
 to average net
 assets ............   0.78%**  0.77%   0.79%    0.85%   0.89%
Ratio of net investment
 income to average
 net assets  .......   1.21%**  1.16%   1.36%    1.78%   2.47%
Portfolio turnover
 rate  .............  13.78%** 23.32%  18.38%   15.74%   4.41%

  *The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                            For the            For the
                            six months          period
                            ended                ended
                              6/30/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.9926          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0740           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...            0.2927          (0.0074)
                               -------          -------
Total from investment
 operations  .......            0.3667           0.0133

Less dividends from net
   investment
   income ..........           (0.0000)         (0.0207)
                               -------          -------
Net asset value,
 end of period  ....           $5.3593          $4.9926
                               =======          =======
Total return........            7.34%            0.26%
Net assets, end of
 period (000
 omitted)  .........         $40,396          $26,020
Ratio of expenses
 to average net
 assets ............            1.05%**          1.26%
Ratio of net investment
 income to average
 net assets  .......            3.44%**          1.36%
Portfolio turnover
 rate  .............           27.66%**         23.23%

 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                            For the            For the
                            six months          period
                            ended                ended
                              6/30/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $5.9918          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0600           0.0376
 Net realized and
   unrealized gain
   on investments ..            0.8812           1.0086
                               -------          -------
Total from investment
 operations  .......            0.9412           1.0462
                               -------          -------
Less distributions:
 Dividends from net
   investment income           (0.0000)         (0.0376)
 Distributions from
   capital gains....           (0.0000)         (0.0168)
                               -------          -------
Total distributions            (0.0000)         (0.0544)
                               -------          -------
Net asset value,
 end of period  ....           $6.9330          $5.9918
                               =======          =======
Total return........           15.71%           20.92%
Net assets, end of
 period (000
 omitted)  .........         $34,207          $16,080
Ratio of expenses
 to average net
 assets ............            1.01%**          1.08%
Ratio of net investment
 income to average
 net assets  .......            2.36%**          2.35%
Portfolio turnover
 rate  .............           56.10%**         21.61%

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                            For the            For the
                            six months          period
                            ended                ended
                              6/30/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.9359          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0732           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..            0.5080          (0.0641)
                               -------          -------
Total from investment
 operations  .......            0.5812          (0.0181)
Less dividends from net
   investment
   income ..........           (0.0000)         (0.0460)
                               -------          -------
Net asset value,
 end of period  ....           $5.5171          $4.9359
                               =======          =======
Total return........           11.78%           -0.37%
Net assets, end of
 period (000
 omitted)  .........         $15,766           $8,671
Ratio of expenses
 to average net
 assets ............            0.79%**          0.95%
Ratio of net investment
 income to average
 net assets  .......            3.54%**          3.14%
Portfolio turnover
 rate  .............           78.58%**         19.74%

  *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                            For the
                            period
                            ended
                            6/30/95*
                            ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........            0.0132
 Net realized and
   unrealized gain
   on investments ..            0.0228
                               -------
Total from investment
 operations  .......            0.0360
                               -------
Net asset value,
 end of period  ....           $5.0360
                               =======
Total return........            0.72%
Net assets, end of
 period (000
 omitted)  .........            $817
Ratio of expenses
 to average net
 assets ............            0.95%
Ratio of net investment
 income to average
 net assets  .......            4.61%
Portfolio turnover
 rate  .............            0.00%

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through June 30, 1995. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/95     1994     1993     1992    1991   1990
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
   income ..........   0.0273   0.0368  0.0260   0.0324  0.0536   0.0753
Less dividends
 declared  .........  (0.0273) (0.0368)(0.0260) (0.0324)(0.0536) (0.0753)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   2.76%    3.72%   2.63%    3.29%   5.49%    7.82%
Net assets, end of
 period (000
 omitted)  .........$31,035  $30,812 $26,000  $23,995 $19,797  $16,870
Ratio of expenses
 to average net
 assets ............   0.65%*   0.65%   0.65%    0.65%   0.76%    0.79%
Ratio of net investment
 income to average
 net assets  .......   5.51%*   3.72%   2.61%    3.17%   5.33%    7.52%

 *Annualized.


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                            For the            For the
                            six months          period
                            ended                ended
                              6/30/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.8611          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1450           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..            0.2886          (0.1375)
                               -------          -------
Total from investment
 operations  .......            0.4336           0.0132
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0000)         (0.1507)
 Distribution from
   capital gains ...           (0.0000)         (0.0014)
                               -------          -------
Total distributions            (0.0000)         (0.1521)
                               -------          -------
Net asset value,
 end of period  ....           $5.2947          $4.8611
                               =======          =======
Total return........            8.92%            0.26%
Net assets, end of
 period (000
 omitted)  .........          $2,219           $1,645
Ratio of expenses
 to average net
 assets ............            0.83%**          0.93%
Ratio of net investment
 income to average
 net assets  .......            6.37%**          5.89%
Portfolio turnover
 rate  .............            0.00%**         93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/95     1994     1993     1992    1991   1990
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $4.7393  $5.4045 $5.2626  $5.2661 $4.9534  $5.0249
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1727   0.3507  0.3334   0.3643  0.3867   0.4025
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.4143  (0.6652) 0.3046   0.0216  0.3771  (0.0715)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.5870  (0.3145) 0.6380   0.3859  0.7638   0.3310
                      -------  ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.0000) (0.3507)(0.3334) (0.3643)(0.3867) (0.4025)
 Distribution from
   capital gains ...  (0.0000) (0.0000)(0.1627) (0.0251)(0.0644) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.3507)(0.4961) (0.3894)(0.4511) (0.4025)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.3263  $4.7393 $5.4045  $5.2626 $5.2661  $4.9534
                      =======  ======= =======  ======= =======  =======
Total return .......  12.39%   -5.90%  12.37%    7.67%  16.19%    7.03%
Net assets, end of
 period (000
 omitted)  .........$83,689  $74,017 $81,727  $49,428 $29,112  $16,464
Ratio of expenses
 to average net
 assets ............   0.62%*   0.62%   0.62%    0.64%   0.72%    0.78%
Ratio of net investment
 income to average
 net assets  .......   6.95%*   6.73%   6.01%    6.91%   7.65%    8.05%
Portfolio turnover
 rate  .............  64.96%* 135.82%  68.75%   44.32%  52.50%   51.50%

 *Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/95     1994     1993     1992    1991   1990
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $4.1118  $4.6373 $4.2886  $4.0770 $3.4067  $4.1288
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1967   0.4106  0.3899   0.4050  0.4368   0.4346
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.2225  (0.5255) 0.3487   0.2116  0.6703  (0.7221)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.4192  (0.1149) 0.7386   0.6166  1.1071  (0.2875)
                      -------  ------- -------  ------- -------  -------
Less dividends from
 net investment
 income  ...........  (0.0000) (0.4106)(0.3899) (0.4050)(0.4368) (0.4346)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $4.5310  $4.1118 $4.6373  $4.2886 $4.0770  $3.4067
                      =======  ======= =======  ======= =======  =======
Total return .......  10.20%   -2.55%  17.90%   15.70%  34.19%   -7.44%
Net assets, end of
 period (000
 omitted)  .........$80,964  $72,644 $71,265  $41,456 $24,394  $13,868
Ratio of expenses
 to average net
 assets ............   0.73%*   0.74%   0.75%    0.77%   0.87%    0.90%
Ratio of net investment
 income to average
 net assets  .......   9.22%*   9.03%   8.66%    9.48%  11.32%   11.55%
Portfolio turnover
 rate  .............  33.82%*  37.86%  54.22%   60.79%  34.00%   12.21%

 *Annualized.

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $913.4 million of combined net assets at June 30, 1995) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion,
 .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $12,528.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended June 30, 1995, are summarized as follows:

                                    Growth        Income International
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $383,940,220   $30,274,539   $21,331,023
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    307,948,586    66,383,589    59,716,875
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         306,613,991    15,946,372     2,892,515
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    371,710,022    65,185,771    66,654,849

                                 Small Cap   BalancedAsset Strategy
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $10,866,216 $9,964,318        $---
Purchases of U.S. Government
   securities                          ---  2,512,968         ---
Purchases of short-term
 securities                     78,453,779 13,121,833     883,252
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities           3,244,562  3,973,732         ---
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---        ---         ---
Proceeds from maturities
 and sales of short-term
 securities                     71,896,446 15,078,329      88,000

                                     Money   Limited-
                                    Market  Term Bond       Bond
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                            ---   $262,833 $12,249,933
Purchases of U.S. Government
   securities                          ---     99,875  11,882,444
Purchases of short-term
 securities                   $127,300,639    642,686  26,906,380
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities                 ---        ---  11,352,528
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---        ---  14,441,065
Proceeds from maturities
 and sales of short-term
 securities                    125,966,093    405,000  21,341,800

                                      High
                                    Income
                                 Portfolio
                               -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $11,456,949
Purchases of U.S. Government
   securities                          ---
Purchases of short-term
 securities                     26,154,865
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          13,100,319
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---
Proceeds from maturities
 and sales of short-term
 securities                     20,001,000

     For Federal income tax purposes, cost of investments owned at June 30, 1995 and the related unrealized appreciation (depreciation) were as follows:

                                                                     Aggregate
                                    Cost Appreciation Depreciation Appreciation
                            ------------ ------------ ------------ ------------
Growth Portfolio            $318,766,071  $27,993,456   $7,586,169  $20,407,287
Income Portfolio             219,943,056   65,032,099    2,452,328   62,579,771
International Portfolio       38,265,023    2,864,023    1,328,223    1,535,800
Small Cap Portfolio           30,188,089    4,596,210      729,635    3,866,575
Balanced Portfolio            15,424,894    1,079,020      185,727      893,293
Asset Strategy Portfolio         797,637          ---          ---          ---
Money Market Portfolio        29,409,558          ---          ---          ---
Limited-Term Bond Portfolio    2,254,000       55,819          507       55,312
Bond Portfolio                80,680,462    2,812,728      637,922    2,174,806
High Income Portfolio         78,452,353    2,832,692    1,706,468    1,126,224

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Small Cap and Limited-Term Bond Portfolios realized capital gain net income of $14,154,374, $44,381 and $455, respectively, during the year ended December 31, 1994. The capital gain net income was paid to shareholders during the year ended December 31, 1994. For Federal income tax purposes the Income Portfolio realized capital gain net income of $685,306 during the year ended December 31, 1994. These capital gains were entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of Income Portfolio aggregated $459,928 at December 31, 1994, and are available to offset future realized capital gain net income through December 31, 2001. For Federal income tax purposes, Bond, High Income, Balanced and International Portfolios realized capital losses of $3,479,696, $1,428,392, $3,218 and $21,009, respectively, during the year ended
December 31, 1994. These amounts are available to offset future realized capital gain net income through December 31, 2002. In addition, the High Income Portfolio has $316,713 in capital loss carryforwards from prior years, which are available to offset future realized capital gain net income through December 31, 1999.

Note 5 -- Organization

     The inception date of the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, and the Limited-Term Bond Portfolio is April 28, 1994; however, these Portfolios did not have any investment activity or incur expenses prior to the date of initial offering, May 3, 1994. The inception date of the Asset Strategy Portfolio is February 14, 1995; however, this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, May 1, 1995. The accompanying financial statements reflect activity for these periods.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITY - 63.19%
 United States Treasury Notes,
   5.125%, 11-15-95 ......................    $1,604   $1,602,989
 (Cost: $1,602,986)

SHORT-TERM SECURITIES
Commercial Paper
 Banks and Savings and Loans - 4.38%
 U.S. Bancorp,
   Master Note ...........................       111      111,000

 Consumer Electronics and Appliances - 3.93%
 TDK (USA) Corp.,
   5.74%, 10-17-95 .......................       100       99,745

 Food and Related - 5.91%
 General Mills, Inc.,
   Master Note ...........................        43       43,000
 Sara Lee Corporation,
   Master Note............................       107      107,000
   Total .................................                150,000

 Public Utilities - Electric - 3.94%
 Southern California Edison Co.,
   5.75%, 10-5-95 ........................       100       99,936

 Telecommunications - 7.86%
 BellSouth Telecommunications Inc.,
   5.71%, 10-11-95 .......................       100       99,841
 GTE Corporation,
   5.84%, 10-31-95 .......................       100       99,514
   Total .................................                199,355

Total Commercial Paper - 26.02%                           660,036

United States Treasury - 9.24%
 United States Treasury Bills:
   5.17%, 10-12-95 .......................        35       34,945
   5.25%, 10-12-95 .......................        60       59,904
   5.2%, 10-19-95 ........................       100       99,740
   5.23%, 10-19-95 .......................        40       39,895
   Total..................................                234,484

TOTAL SHORT-TERM SECURITIES - 35.26%                   $  894,520
 (Cost: $894,520)

TOTAL INVESTMENT SECURITIES - 98.45%                   $2,497,509
 (Cost: $2,497,506)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.55%          39,254

NET ASSETS - 100.00%                                   $2,536,763


               See Notes to Schedules of Investments on page 213.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
SEPTEMBER 30, 1995


Notes to Schedules of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE ASSET STRATEGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
(Unaudited)

Assets
 Investment securities -- at value
   (Notes 1 and 3) .................................     $2,497,509
 Cash   ............................................          7,672
 Receivables for dividends and interest  ...........         32,063
 Prepaid insurance premium  ........................            128
                                                         ----------
    Total assets  ..................................      2,537,372
                                                         ----------
Liabilities
 Other liabilities  ................................            609
                                                         ----------
    Total liabilities  .............................            609
                                                         ----------
      Total net assets .............................     $2,536,763
                                                         ==========

Net Assets
 $0.01 par value capital stock, authorized --
   100,000,000; shares outstanding -- 498,104
   Capital stock ...................................     $    4,981
   Additional paid-in capital ......................      2,511,046
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income .........................................         20,733
   Net unrealized appreciation in value of
    investments at end of period ...................              3
                                                         ----------
    Net assets applicable to outstanding
     units of capital  .............................     $2,536,763
                                                         ==========
Net asset value per share (net assets divided
 by shares outstanding)  ...........................        $5.0928
                                                            =======

                   See notes to financial statements.

ASSET STRATEGY PORTFOLIO
STATEMENT OF OPERATIONS
For the Period Ended SEPTEMBER 30, 1995
(Unaudited)

Investment Income
 Income:
   Interest ........................................       $25,276
                                                           -------
    Total income  ..................................        25,276
                                                           -------
 Expenses (Note 2):
   Investment management fee .......................         3,715
   Custodian fees ..................................           259
   Legal fee .......................................             4
   Other ...........................................           565
                                                           -------
    Total expenses  ................................         4,543
                                                           -------
      Net investment income ........................        20,733
                                                           -------
Unrealized Gain on Investments
 Unrealized appreciation in value of investments
  during the period  ...............................             3
                                                           -------
      Net increase in net assets resulting
       from operations  ............................       $20,736
                                                           =======


                       See notes to financial statements.

THE ASSET STRATEGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                           For the
                                            period
                                             ended
                                     September 30,
                                              1995
                                        ------------
Increase in Net Assets
 Operations:
   Net investment income ............     $   20,733
   Unrealized appreciation...........              3
                                          ----------
    Net increase in net assets
      resulting from operations .....         20,736
                                          ----------
 Dividends to shareholders from
   net investment income* ...........            ---
                                          ----------
 Capital share transactions:
   Proceeds from sale of shares
    (508,142 shares)  ...............      2,566,796
   Proceeds from reinvestment of
    dividends (0 shares)  ...........            ---
   Payments for shares redeemed
    (10,038 shares)  ................        (50,769)
                                          ----------
    Net increase in net assets
      resulting from capital
      share transactions ............      2,516,027
                                          ----------
      Total increase ................      2,536,763
Net Assets
 Beginning of period  ...............            ---
                                          ----------
 End of period, including undistributed
   net investment income of $20,733 .     $2,536,763
                                          ==========


                    *See "Financial Highlights" on page 217.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                            For the
                            period
                            ended
                            9/30/95*
                            ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........             .0416
 Net realized and
   unrealized gain
   on investments ..             .0512
                               -------
Total from investment
 operations  .......             .0928
                               -------
Net asset value,
 end of period  ....           $5.0928
                               =======
Total return........        ????%
Net assets, end of
 period (000
 omitted)  .........          $2,537
Ratio of expenses
 to average net
 assets ............            0.99%
Ratio of net investment
 income to average
 net assets  .......            4.50%
Portfolio turnover
 rate  .............            0.00%

*The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through September 30, 1995. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
(Unaudited)

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.0 billion of combined net assets at September 30, 1995) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion,
 .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Asset Strategy Portfolio (the "Portfolio") paid no Directors' fees.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     The Portfolio, for the period ending September 30, 1995, had purchases of short-term securities, including short-term government securities aggregated $4,837,978 while proceeds from maturities and sales aggregated $2,355,000.

     For Federal income tax purposes, cost of investments owned at September 30, 1995 was $2,497,506, resulting in net unrealized appreciation of $3, all of which was due to appreciation on securitites.